As filed with the SEC on _________________.           Registration No. 333-94115

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------


                        Post-Effective Amendment No. 2 to


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                            PRUCO LIFE OF NEW JERSEY
                          VARIABLE APPRECIABLE ACCOUNT
                              (Exact Name of Trust)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 Washington Street
                          Newark, New Jersey 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                   ----------

                                Thomas C. Castano
                               Assistant Secretary
                   Pruco Life Insurance Company of New Jersey
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

    |_|   immediately upon filing pursuant to paragraph (b) of Rule 485


    |X|   on August 6, 2001 pursuant to paragraph (b) of Rule 485
             --------------
                 (date)


    |_|   60 days after filing pursuant to paragraph (a) of Rule 485

    |_|   on                pursuant to paragraph (a) of Rule 485
             --------------
                 (date)

                              CROSS REFERENCE SHEET
                           (as required by Form N-B-2)

N-B-2 Item Number     Location
-----------------     --------

       1.             Cover Page

       2.             Cover Page

       3.             Not Applicable

       4.             Sale of the Contracts and Sales Commissions

       5.             Pruco Life of New Jersey Variable Appreciable Account

       6.             Pruco Life of New Jersey Variable Appreciable Account

       7.             Not Applicable

       8.             Not Applicable

       9.             Litigation and Regulatory Proceedings

      10. Introduction and Summary; Voting Rights; Charges and Expenses; Short-Term Cancellation Right or "Free Look"; Types of Death Benefit; Changing the Type of Death Benefit; Premiums; Allocation of Premiums; Transfers; Dollar Cost Averaging; Auto-Rebalancing; How a Contract's Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary; Cash Surrender of a
                      Contract; Withdrawals; Decreases in Basic Insurance Amount; When Proceeds are Paid; Contract Loans; Lapse and Reinstatement; Other General Contract Provisions; Riders; Substitution of Fund Shares

      11.             Introduction  and  Summary;   Pruco  Life  of  New  Jersey
                      Variable Appreciable Account

      12. Cover Page; Introduction and Summary; The Funds; Sale of the Contract and Sales Commissions

      13.             Introduction and Summary; The Funds; Charges and Expenses;
                      Premiums; Allocation of Premiums; Sale of the Contract and Sales Commissions

      14.             Introduction   and  Summary;   Detailed   Information  for
                      Prospective Contract Owners

      15.             Introduction   and  Summary;   Premiums;   Allocation   of
                      Premiums;     Transfers;     Dollar    Cost     Averaging;
                      Auto-Rebalancing

      16.             Introduction   and  Summary;   Detailed   Information  for
                      Contract Owners

      17.             When Proceeds are Paid

N-B-2 Item Number     Location
-----------------     --------

      18.             Pruco Life of New Jersey Variable Appreciable Account

      19.             Reports to Contract Owners

      20.             Not Applicable

      21.             Contract Loans

      22.             Not Applicable

      23.             Not Applicable

      24.             Other General Contract Provisions

      25.             Pruco Life Insurance Company of New Jersey

      26.             Introduction and Summary; The Funds; Charges and Expenses

      27.             Pruco Life Insurance Company of New Jersey; The Funds

      28.             Pruco Life Insurance Company of New Jersey;  Directors and
                      Officers

      29.             Pruco Life Insurance Company of New Jersey

      30.             Not Applicable

      31.             Not Applicable

      32.             Not Applicable

      33.             Not Applicable

      34.             Not Applicable

      35.             Pruco Life Insurance Company of New Jersey

      36.             Not Applicable

      37.             Not Applicable

      38.             Sale of the Contract and Sales Commissions

      39.             Sale of the Contract and Sales Commissions

      40.             Not Applicable

      41.             Sale of the Contract and Sales Commissions

      42.             Not Applicable

      43.             Not Applicable

N-B-2 Item Number     Location
-----------------     --------

      44. Introduction and Summary; The Funds; How a Contract's Cash Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary;

      45.             Not Applicable

      46.             Introduction  and  Summary;   Pruco  Life  of  New  Jersey
                      Variable Appreciable Account; The Funds

      47.             Pruco Life of New Jersey Variable Appreciable Account; The
                      Funds

      48.             Not Applicable

      49.             Not Applicable

      50.             Not Applicable

      51.             Not Applicable

      52.             Substitution of Fund Shares

      53.             Tax Treatment of Contract Benefits

      54.             Not Applicable

      55.             Not Applicable

      56.             Not Applicable

      57.             Not Applicable

      58.             Not Applicable

      59. Financial Statements: Financial Statements of the Pruco Life of New Jersey Variable Appreciable Account; Financial Statements of Pruco Life Insurance Company of New Jersey

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

Prospectus -- August 6, 2001


                                                           Survivorship Variable
                                                           Universal Life

Pruco Life of New Jersey Variable Appreciable Account

Pruco Life Insurance Company of New Jersey
(In New Jersey and New York)

PROSPECTUS
August 6, 2001

PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This prospectus describes an individual flexible premium survivorship variable universal life insurance contract (the "Contract"), offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey," "us," "we," or "our"). Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America. The Contract provides life insurance coverage on two insureds with a death benefit payable on the second death.

Investment Choices

Survivorship Variable Universal Life offers a wide variety of investment choices, including 36 variable investment options that invest in mutual funds managed by these leading asset managers:

o    The Prudential Investments Fund Management LLC
o    A I M Advisors, Inc.
o    American Century Investment Management, Inc.
o    Franklin Advisers, Inc.
o    Janus Capital Corporation
o    Massachusetts Financial Services Company
o    T. Rowe Price International, Inc.


For a complete list of the 36 available variable investment options and their investment objectives, see The Funds, page 8.


You may also choose to invest your Contract's premiums and its earnings in the fixed-rate option which pays a guaranteed interest rate. See The Fixed-Rate Option, page 13.

This prospectus describes the Contract generally and the Pruco Life of New Jersey Variable Appreciable Account (the "Account"). The attached prospectuses for the Funds, and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life of New Jersey may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contract may be purchased through registered representatives located in banks and other financial institutions. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency and may lose value. An investment is also not a condition to the provision or term of any banking service or activity. The participating bank is not a registered broker-dealer and is not affiliated with Pruco Securities Corporation.

                   Pruco Life Insurance Company of New Jersey
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 782-5356

                               PROSPECTUS CONTENTS
                                                                            Page

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...........................1

INTRODUCTION AND SUMMARY.......................................................2
   Brief Description of the Contract...........................................2
   Charges ....................................................................2
   Types of Death Benefit......................................................5
   Premium Payments............................................................5
   Refund......................................................................6

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY,
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT, AND THE
VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.......................7
   Pruco Life Insurance Company of New Jersey..................................7
   The Pruco Life of New Jersey Variable Appreciable Account...................7
   The Funds...................................................................8
   Voting Rights..............................................................12
   The Fixed-Rate Option......................................................13
   Which Investment Option Should Be Selected?................................13

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..........................14
   Charges and Expenses.......................................................14
   Requirements for Issuance of a Contract....................................19
   Short-Term Cancellation Right or "Free-Look"...............................19
   Types of Death Benefit.....................................................19
   Changing the Type of Death Benefit.........................................20
   Contract Date..............................................................21
   Premiums...................................................................21
   Allocation of Premiums.....................................................22
   Death Benefit Guarantee....................................................23
   Transfers..................................................................24
   Dollar Cost Averaging......................................................25
   Auto-Rebalancing...........................................................25
   How a Contract's Cash Surrender Value Will Vary............................26
   How a Type A (Fixed) Contract's Death Benefit Will Vary....................26
   How a Type B (Variable) Contract's Death Benefit Will Vary.................27
   Surrender of a Contract....................................................28
   Withdrawals................................................................29
   Decreases in Basic Insurance Amount........................................29
   When Proceeds Are Paid.....................................................30
   Illustrations of Cash Surrender Values, Death Benefits, and Accumulated
   Premiums...................................................................30
   Contract Loans.............................................................32
   Sale of the Contract and Sales Commissions.................................33
   Tax Treatment of Contract Benefits.........................................33
   Lapse and Reinstatement....................................................36
   Legal Considerations Relating to Sex-Distinct Premiums and Benefits........36
   Other General Contract Provisions..........................................36
   Riders.....................................................................37
   Substitution of Fund Shares................................................37
   Reports to Contract Owners.................................................38
   State Regulation...........................................................38
   Experts....................................................................38
   Litigation and Regulatory Proceedings......................................38

   Additional Information.....................................................39
   Financial Statements.......................................................39

DIRECTORS AND OFFICERS........................................................40

FINANCIAL STATEMENTS OF THE PRUCO LIFE OF NEW JERSEY
VARIABLE APPRECIABLE ACCOUNT..................................................A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY............B1

         DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

accumulated net payments -- The actual premium payments you make accumulated at an effective annual rate of 4%, less any withdrawals you make, accumulated at an effective annual rate of 4%.

attained age -- An insured's age on the Contract date plus the number of years since then.

basic insurance amount -- The amount of life insurance as shown in the Contract. Also referred to as "face amount."

cash value -- An amount equal to the Contract Fund minus surrender charges.

cash surrender value -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt and minus surrender charges. Also referred to in the Contract as Net Cash Value.

Contract -- The Pruco Life of New Jersey Survivorship Variable Universal Life policy described in this prospectus.

Contract anniversary -- The same date as the Contract date in each later year.

Contract date -- The date the Contract is effective, as specified in the Contract.

Contract debt -- The principal amount of all outstanding loans plus any interest accrued thereon.

Contract Fund -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the variable investment options and the fixed-rate option, and the principal amount of any Contract debt plus any interest earned thereon.

Contract month -- A month that starts on the Monthly date.

Contract owner[s] -- You. Unless a different owner is named in the application, the owners of the Contract are the insureds jointly or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.

Contract year -- A year that starts on the Contract date or on a Contract anniversary.

death benefit -- If the Contract is not in default, this is the amount we will pay upon the second death of two insureds, assuming no Contract debt.

fixed-rate option -- An investment option under which Pruco Life of New Jersey guarantees that interest will be added to the amount invested at a rate declared periodically in advance.

Funds -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

issue age -- An insured's age as of the Contract date.

Lifetime Death Benefit Guarantee period -- The lifetime of the Contract, during which time the Lifetime Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. See Death Benefit Guarantee, page 23.

Limited Death Benefit Guarantee period -- the period until age 75 of the younger insured or 10 years after issue, whichever comes later, during which time the Limited Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. The period applicable to your Contract is shown on the Contract data pages. See Death Benefit Guarantee, page 23.

Monthly date -- The Contract date and the same date in each subsequent month.

Pruco Life Insurance Company of New Jersey -- Pruco Life of New Jersey, us, we, our. The company offering the Contract.

separate account -- Amounts under the Contract that are allocated to the variable investment options held by us in a separate account called the Pruco Life of New Jersey Variable Appreciable Account. The separate account is set up apart from all of the general assets of Pruco Life Insurance Company of New Jersey.

valuation period -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.


variable investment option -- the portfolios of the mutual funds available under this Contract, whose shares are held in the separate account.


you -- The owner[s] of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

Brief Description of the Contract

The Pruco Life of New Jersey Survivorship Variable Universal Life Contract is a flexible premium variable universal life insurance policy. It is issued by Pruco Life Insurance Company of New Jersey. The Contract provides life insurance coverage, with a death benefit payable upon the second death of two insureds. If the Contract is not in default, the amount we will pay will be the death benefit determined as of the date of the second death reduced by any Contract debt. See Contract Loans, page 32. A significant element of the Contract is the Contract Fund. The Contract Fund represents the value of your Contract and changes every business day.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. You may invest premiums in one or more of the 36 available variable investment options or in the fixed-rate option. Your Contract Fund value changes every day depending upon the change in value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See Which Investment Option Should Be Selected?, page 13. If you select the fixed-rate option, Pruco Life of New Jersey credits your account with a declared rate or rates of interest. You assume the risk that the rate may change, although it will never be lower than an effective annual rate of 4%.

Variable life insurance contracts are unsuitable as short-term savings vehicles. Loans will negate any guarantee against lapse and may result in adverse tax consequences. See Death Benefit Guarantee, page 23, and Tax Treatment of Contract Benefits, page 33.

The replacement of life insurance is generally not in your best interest. In most cases, if you require additional coverage, the benefits of your existing contract can be protected by purchasing additional insurance or a supplemental contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing the Contract described in this prospectus and you should consult with a qualified tax adviser.

This prospectus may only be offered in jurisdictions in which the offering is lawful. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus and in the prospectuses and statements of additional information for the Funds.

Charges

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges are largely designed to cover insurance costs and risks as well as sales and administrative expenses.

The maximum charges shown in the chart, as well as the current lower charges, are fully described under Charges and Expenses, page 14.

                                 Premium Payment

o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums. In Oregon this is called a premium based administrative charge.

o less a charge for sales expenses during the first five contract years at a rate of up to 12%; after the fifth contract year, we may charge up to 4%.

                             Invested Premium Amount

To be invested in one or a combination of:


o    36 investment portfolios of the Funds


o    The fixed-rate option

                                 Contract Fund

On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.

                                 Daily Charges

o We deduct management fees and expenses from the Fund assets. See Underlying Portfolio Expenses chart, below.
o We deduct a daily mortality and expense risk charge, equivalent to an effective annual rate of up to 0.9%, from assets in the variable investment options.

                                Monthly Charges

o During the first five years, we reduce the Contract Fund by a monthly administrative charge of $10.00 per Contract plus up to $0.10 per $1,000 of basic insurance amount; after the first five Contract years, we charge $10.00 per Contract plus up to $0.05 per $1,000 of the basic insurance amount.
o    We deduct a cost of insurance ("COI") charge.
o    If the Contract  includes riders, we deduct rider charges from the Contract
     Fund.
o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.
o We reserve the right to deduct a charge to cover federal, state or local taxes imposed upon the operations of the Account.

                          Possible Additional Charges

o We will assess contingent deferred sales and administrative charges (surrender charges) if the Contract is surrendered. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. This charge is level for the first five years and declines monthly until it reaches zero at the end of the 10th Contract year.
o We assess an administrative processing charge of up to $25 for any withdrawals.
o We reserve the right to charge up to $25 for each basic insurance amount decrease, although no such charge is currently being made.
o We assess an administrative processing charge of up to $25 for each transfer exceeding 12 in any Contract year.

--------------------------------------------------------------------------------
-------------------------------------------------

                                                     Underlying Portfolio
Expenses

--------------------------------------------------------------------------------
-------------------------------------------------
                                                           Investment
                     Total          Total
      The Prudential Series Fund, Inc. Portfolios           Advisory       Other
       12b-1      Contractual       Actual
                                                              Fee
Expenses       Fees        Expenses       Expenses*
--------------------------------------------------------------------------------
-------------------------------------------------
Conservative Balanced Portfolio                              0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
-------------------------------------------------
Diversified Bond Portfolio                                   0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
-------------------------------------------------
Equity Portfolio                                             0.45%
0.04%         N/A          0.49%          0.49%
--------------------------------------------------------------------------------
-------------------------------------------------
Flexible Managed Portfolio                                   0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
-------------------------------------------------
Global Portfolio                                             0.75%
0.10%         N/A          0.85%          0.85%
--------------------------------------------------------------------------------
-------------------------------------------------
High Yield Bond Portfolio                                    0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
-------------------------------------------------
Money Market Portfolio                                       0.40%
0.04%         N/A          0.44%          0.44%
--------------------------------------------------------------------------------
-------------------------------------------------
Prudential Jennison Portfolio                                0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
-------------------------------------------------
Stock Index Portfolio                                        0.35%
0.04%         N/A          0.39%          0.39%
--------------------------------------------------------------------------------
-------------------------------------------------
Value Portfolio                                              0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio              0.84%
0.40%         N/A          1.24%          1.04%
--------------------------------------------------------------------------------
-------------------------------------------------
SP AIM Aggressive Growth Portfolio                           0.95%
1.29%         N/A          2.24%          1.07%
--------------------------------------------------------------------------------
-------------------------------------------------
SP AIM Growth and Income Portfolio                           0.85%
0.87%         N/A          1.72%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Alliance Large Cap Growth Portfolio                       0.90%
0.37%         N/A          1.27%          1.10%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Alliance Technology Portfolio                             1.15%
0.65%         N/A          1.80%          1.30%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Balanced Asset Allocation Portfolio                       0.75%
0.33%         N/A          1.08%          0.92%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Conservative Asset Allocation Portfolio                   0.71%
0.30%         N/A          1.01%          0.87%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Davis Value Portfolio                                     0.75%
0.18%         N/A          0.93%          0.83%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Deutsche International Equity Portfolio                   0.90%
0.72%         N/A          1.62%          1.10%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Growth Asset Allocation Portfolio                         0.80%
0.35%         N/A          1.15%          0.97%
--------------------------------------------------------------------------------
-------------------------------------------------
SP INVESCO Small Company Growth Portfolio                    0.95%
1.08%         N/A          2.03%          1.15%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Jennison International Growth Portfolio                   0.85%
0.45%         N/A          1.30%          1.24%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Large Cap Value Portfolio                                 0.80%
1.00%         N/A          1.80%          0.90%
--------------------------------------------------------------------------------
-------------------------------------------------
SP MFS Capital Opportunities Portfolio                       0.75%
0.96%         N/A          1.71%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP MFS Mid-Cap Growth Portfolio                              0.80%
0.63%         N/A          1.43%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO High Yield Portfolio                                0.60%
0.44%         N/A          1.04%          0.82%
--------------------------------------------------------------------------------
-------------------------------------------------
SP PIMCO Total Return Portfolio                              0.60%
0.26%         N/A          0.86%          0.76%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio                 0.60%
0.47%         N/A          1.07%          0.90%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Small/Mid Cap Value Portfolio                             0.90%
0.51%         N/A          1.41%          1.05%
--------------------------------------------------------------------------------
-------------------------------------------------
SP Strategic Partners Focused Growth Portfolio               0.90%
0.85%         N/A          1.75%          1.01%
--------------------------------------------------------------------------------
-------------------------------------------------

--------------------------------------------------------------------------------
----------------------------------------------------
                                                    Underlying Portfolio
Expenses
--------------------------------------------------------------------------------
----------------------------------------------------
                                                              Investment
                        Total          Total
                        Portfolios                             Advisory
Other        12b-1     Contractual       Actual
                                                                  Fee
Expenses       Fees       Expenses       Expenses*
--------------------------------------------------------------------------------
----------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Value Fund                                             0.61%
0.23%         N/A         0.84%          0.84%
--------------------------------------------------------------------------------
----------------------------------------------------
American Century Variable Portfolios, Inc. (1)
 VP Value Fund                                                   1.00%
0.00%         N/A         1.00%          1.00%
--------------------------------------------------------------------------------
----------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (2)
 Franklin Small Cap Fund - Class 2                               0.53%
0.28%        0.25%        1.06%          1.02%
--------------------------------------------------------------------------------
----------------------------------------------------
Janus Aspen Series (3)
 Growth Portfolio - Institutional Shares                         0.65%
0.02%         N/A         0.67%          0.67%
--------------------------------------------------------------------------------
----------------------------------------------------
MFS(R)Variable Insurance Trust(sm) (4)
 Emerging Growth Series                                          0.75%
0.10%         N/A         0.85%          0.84%
--------------------------------------------------------------------------------
----------------------------------------------------
T. Rowe Price International Series, Inc. (1)
 International Stock Portfolio                                   1.05%
0.00%         N/A         1.05%          1.05%
--------------------------------------------------------------------------------
----------------------------------------------------

     (1) American Century Variable Portfolios, Inc. / T. Rowe Price International Series, Inc.
          The Investment Management Fees include ordinary expenses of operating the Funds.


     (2)  Franklin Templeton Variable Insurance Products Trust
          The manager has agreed in advance to make an estimated reduction of 0.04% of its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission

     (3)  Janus Aspen Series (Institutional and Service Shares)
          Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.


     (4)  MFS(R) Variable Insurance Trust(SM)
          An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the Total actual Expenses.

The expenses relating to the Funds, other than those of The Prudential Series Fund, Inc. (the "Series Fund") have been provided to Pruco Life of New Jersey by the Funds. Pruco Life of New Jersey has not independently verified them.

Types of Death Benefit

There are two types of death benefit available: Type A (fixed) death benefit and Type B (variable) death benefit. You may choose a Type A death benefit under which the cash surrender value varies daily with investment experience, and the death benefit you initially chose does not change. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. You may choose a Type B death benefit under which the cash surrender value and the death benefit both vary with investment experience. For either type of death benefit, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See Type of Death Benefit, page 19.

Premium Payments

The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment ($15 for premiums made by electronic fund transfer), you choose the timing and amount of premium payments. The Contract will remain in-force if the Contract Fund is sufficient to cover the charges, including surrender charges. Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, if the accumulated premiums you pay, less withdrawals, are high enough, and you have no Contract debt, Pruco Life of New Jersey guarantees that your Contract will not lapse even if investment experience is very unfavorable and the Contract Fund drops below zero. There are two guarantees available, one that lasts for the lifetime of the Contract and one that lasts for a stated, reasonably lengthy period. The guarantee for the life of the Contract requires higher premium payments. See Premiums, page 21, Death Benefit Guarantee, page 23 and Lapse and Reinstatement, page 36. You should discuss your billing options with your Pruco Life of New Jersey representative when you apply for the Contract. See Premiums, page 21.

Refund

For a limited time, you may return your Contract for a refund in accordance with the terms of its "free-look" provision. See Short-Term Cancellation Right or "Free-Look," page 19.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS
                          AVAILABLE UNDER THE CONTRACT

Pruco Life Insurance Company of New Jersey

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our") is a stock insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York. These Contracts are not offered in any state where the necessary approvals have not been obtained.

Pruco Life of New Jersey is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would stay the same.

The Pruco Life of New Jersey Variable Appreciable Account

We have established a separate account, the Pruco Life of New Jersey Variable Appreciable Account (the "Account"), to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984 under New Jersey law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.

Pruco Life of New Jersey is also the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Prudential to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey.

Currently, you may invest in one or a combination of 36 available variable investment options. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your Contract as the subaccount. Pruco Life of New Jersey may add additional variable investment options in the future. The Account's financial statements begin on page A1.


The Funds

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the investment objectives, and investment advisers.

Each of the Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate assets to the variable investment option using that Fund. There is no assurance that the investment objectives of the Funds will be met.

The Prudential Series Fund, Inc. (the "Series Fund"):

o Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

o Equity Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

o Flexible Managed Portfolio: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

o Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term debt obligations that mature in 13 months or less.

o Prudential Jennison Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above-average growth prospects.

o Stock Index Portfolio: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

o Value Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth.

o SP Aggressive Growth Asset Allocation Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in large cap equity portfolios, international portfolios, and small/mid-cap equity portfolios.

o SP AIM Aggressive Growth: The investment objective is to achieve long-term growth of capital. The portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings Portfolio `s expect to grow more than 15% per year.

o SP AIM Growth and Income Portfolio: The investment objective is growth of capital with a secondary objective of current income. The Portfolio invests as least 65% of its total assets in securities of established companies that have long-term above-average growth earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth earnings and dividends. The Portfolio may also invest up to 20% of its total assets in foreign securities.

o SP Alliance Large Cap Growth Portfolio: The investment objective is growth of capital. The portfolio invests primarily in equity securities of U.S companies.

o SP Alliance Technology Portfolio: The investment objective is growth of capital. The portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or process.

o SP Balanced Asset Allocation Portfolio: The investment objective is to provide a balance between current income and growth of capital. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, small/mid-cap equity portfolios, and international equity portfolios.

o SP Conservative Asset Allocation Portfolio: The investment objective is to provide current income with low to moderate capital appreciation. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, and small/mid-cap equity portfolios.

o SP Davis Value Portfolio: The investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

o SP Deutsche International Equity Portfolio: The investment objective is to invest for long-term capital appreciation. The portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States.

o SP Growth Asset Allocation Portfolio: The investment objective is to provide long-term growth of capital with consideration also given to current income. The Portfolio invests primarily in large-cap equity portfolios, fixed income portfolios, international equity portfolios, and small/mid-cap equity portfolios.

o SP INVESCO Small Company Growth Portfolio: The investment objective is long-term capital growth. Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

o SP Jennison International Growth Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in the common stock of large to medium-sized foreign companies operating or based in at least five different countries.

o SP Large Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio invests at least 65% of its total assets in common stocks of domestic and foreign companies with large market capitalizations (over $1 billion at the time of investment).

o SP MFS Capital Opportunities Portfolio: The investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

o SP MFS Mid-Cap Growth Portfolio: The investment objective is long-term capital growth. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

o SP PIMCO High Yield Portfolio: The investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in high yield securities and investment grade fixed income instruments.

o SP PIMCO Total Return Portfolio: The investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in a diversified portfolio of fixed income instruments of varying maturities.

o SP Prudential U.S. Emerging Growth Portfolio: The investment objective is long-term capital appreciation, which means that the Portfolio seeks investments whose price will increase over several years.

o SP Small/Mid Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio focuses on common stock of companies with small to medium market capitalizations.

o SP Strategic Partners Focused Growth Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.


Prudential Investments Fund Management LLC ("PIFM"), a wholly-owned subsidiary of Prudential, serves as the overall investment adviser for the Series Fund. PIFM will furnish investment advisory services in connection with the management of the Series Fund portfolios under a "manager-of-managers" approach. Under this structure, PIFM is authorized to select (with approval of the Series Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PIFM's business address is 100 Mulberry Street, Gateway Center Three, 14th floor, Newark, New Jersey 07102.

Jennison Associates LLC ("Jennison"), serves as the sole sub-adviser for the Global Portfolio, Prudential Jennison Portfolio, The SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio, the Value Portfolio and the SP Strategic Partners Focused Growth Portfolio. Jennison's business address is 466 Lexington Avenue, New York, New York 10017.

Prudential Investment Management, Inc. ("PIMI"), also a wholly-owned subsidiary of Prudential, serves as the sole sub-adviser for the Conservative Balanced Portfolio, the Diversified Bond, the Flexible Managed Portfolio, the High Yield Bond, the Money Market, and the Stock Index Portfolio. PIMI's business address is 751 Broad Street, Newark, New Jersey 07102.

Deutsche Asset Management, Inc. ("Deutsche"), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio and as a sub-adviser for a portion of the assets of the Value Portfolio. Deutsche's business address is 280 Park Avenue, New York, New York 10017.

GE Asset Management Incorporated ("GEAM"), has served as an investment adviser to approximately 25% of the Equity Portfolio since February 16, 2001. GEAM's ultimate parent is General Electric Company. GEAM's business address is 3003 Summer Street, Stamford, Connecticut 06904.

Salomon Brothers Asset Management, Inc. ("Salomon"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is a part of the global asset management arm of Citigroup, Inc. which was formed in 1998 as a result of the merger of Travelers Group and Citicorp, Inc. Salomon's business address is 7 World Trade Center, 37th Floor, New York, New York 10048.

Victory Capital Management ("Victory"), serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory's business address is 127 Public Square, Cleveland, Ohio 44114

As an investment adviser, PIFM charges the Series Fund a daily investment management fee as compensation for its services. PIFM pays each sub-adviser out of the fee that PIFM receives from the Series Fund. See Deductions from Portfolios, page 15.

AIM Variable Insurance Funds:

o AIM V.I. Value Fund. Seeks to achieve long-term growth of capital. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for this fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

American Century Variable Portfolios, Inc.:

o American Century VP Value Fund. Seeks long-term capital growth with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the Fund is American Century Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

Franklin Templeton Variable Insurance Products Trust:

o Franklin Small Cap Fund-- Class 2. Seeks long-term capital growth. The Fund invests primarily in equity securities of U.S. small capitalization growth companies.

Franklin Advisers, Inc. (Advisers) is the fund's investment manager. The principal business address for Franklin Advisers, Inc. is 777 Mariners Island Boulevard, San Mateo, California 94403-7777.

Janus Aspen Series:

o Growth Portfolio - Institutional Shares. Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Capital Corporation is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R) Variable Insurance Trust(SM):

o    Emerging Growth Series. Seeks to provide long-term growth of capital.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for the Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116.

T. Rowe Price International Series, Inc.:

o International Stock Portfolio. Seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.

The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table in the Introduction and Summary section, see page 4, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

Pruco Life of New Jersey may be compensated by an affiliate of each of the Funds (other than the Prudential Series Fund) based upon an annual percentage of the average assets held in the Funds by Pruco Life of New Jersey under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Pruco Life of New Jersey.

Voting Rights

As described earlier, all of the assets held in the variable investment options will be invested in shares of the corresponding portfolios of the Funds. Pruco Life of New Jersey is the legal owner of those shares and as such has the right to vote on any matter voted on at shareholders meetings of the Funds. However, Pruco Life of New Jersey will, as required by law, vote the shares of the Funds in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. A Fund may not hold annual shareholders meetings when not required to do so under the laws of the state of its incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life of New Jersey will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life of New Jersey to vote shares of the Funds in its own right, it may elect to do so.


With respect to the Series Fund, matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors; (2) ratification of the independent accountant; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected variable investment option[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected variable investment option[s]; and (5) any other matter requiring a vote of the shareholders. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.


The number of Fund shares for which a Contract owner may give instructions is determined by dividing the portion of the value of the Contract derived from participation in a variable investment option, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which each

Contract owner may give Pruco Life of New Jersey instructions will be determined as of the record date chosen by the Board of Directors of the applicable Fund. Pruco Life of New Jersey will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life of New Jersey reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life of New Jersey may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of a Fund's portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Pruco Life of New Jersey itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Fund's portfolios, provided that Pruco Life of New Jersey reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life of New Jersey does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

The Fixed-Rate Option

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life of New Jersey has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, be subject to certain generally applicable provisions of federal securities laws.

You may choose to invest, either initially or by transfer, all or part of your Contract Fund to a fixed-rate option. This amount becomes part of Pruco Life of New Jersey's general account. The general account consists of all assets owned by Pruco Life of New Jersey other than those in the Account and in other separate accounts that have been or may be established by Pruco Life of New Jersey. Subject to applicable law, Pruco Life of New Jersey has sole discretion over the investment of the general account assets, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life of New Jersey guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life of New Jersey declares periodically, but not less than an effective annual rate of 4%. Pruco Life of New Jersey is not obligated to credit interest at a rate higher than an effective annual rate of 4%, although we may do so.

Transfers from the fixed-rate option may be subject to strict limits. See Transfers, page 24. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See When Proceeds are Paid, page 30.

Which Investment Option Should Be Selected?

Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, the Stock Index, Value, Equity, Prudential Jennison, Global, AIM, American Century, Franklin Templeton, Janus, MFS, or T. Rowe Price Portfolios may be desirable options if you are willing to accept such volatility in your Contract values. Each of these equity portfolios involves different investment risks, policies, and programs.

You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond Portfolio, the SP PIMCO High Yield Portfolio, and the SP PIMCO Total Return Portfolio. You may want even greater safety of principal and may prefer the Money Market Portfolio or the fixed-rate option, recognizing that the level of short-term rates may change rather rapidly. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields. You may wish to divide your invested premium among two or more of the portfolios. You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced or Flexible Managed Portfolios.


Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life of New Jersey representative from time to time about the choices available to you under the Contract. Pruco Life of New Jersey recommends against frequent transfers among the several investment options. Experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.

              DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS

Charges and Expenses

The total amount invested at any time in the Contract Fund consists of the sum of the amount credited to the variable investment options, the amount allocated to the fixed-rate option, and the principal amount of any Contract loan plus the amount of interest credited to the Contract upon that loan. See Contract Loans, page 32. Most charges, although not all, are made by reducing the Contract Fund.

This section provides a more detailed description of each charge that is described briefly in the chart on page 2.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life of New Jersey is now charging. However, if circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Deductions from Premium Payments

(a) We charge up to 7.5% from each premium for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life of New Jersey. That charge is currently made up of two parts, which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium-based taxes. The current charge for this first part is 2.5% of the premium and is Pruco Life of New Jersey's estimate of the average burden of state taxes generally. The rate applies uniformly to all policyholders without regard to state of residence. This amount may be more than Pruco Life of New Jersey actually pays. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in Pruco Life of New Jersey's federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 2000, Pruco Life of New Jersey deducted a total of approximately $55,000, in taxes attributable to premiums.

(b) We may deduct up to 12% of premiums paid in the first five Contract years for sales expenses. This charge is reduced to 4% of premiums paid in subsequent Contract years. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. Part of those costs related to sales are also recovered by surrender charges. See Surrender Charges, page 18.

     Currently, we deduct 12% of premiums paid in the first five Contract years up to the amount of the Sales Load Target Premium and 4% of premiums paid in excess of this amount. For both Type A (fixed) death benefit and Type B (variable) death benefit Contracts, the Sales Load Target Premium is defined as the Lifetime Premium for a Type A death benefit, excluding any premiums for riders or extra risk charges. We deduct 4% of the premiums paid in Contract years six through 10, and 2% of premiums paid thereafter. See Premiums, page 21.

     Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. Delaying the payment of premium amounts to later years will adversely affect the Death Benefit Guarantee if the accumulated premium payments do not reach the accumulated values shown under your Contract's Death Benefit Guarantee Values. See Death Benefit Guarantee, page 23. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 33. During 2000, Pruco Life of New Jersey received a total of approximately $131,000 in sales charges.

Deductions from Portfolios


An investment advisory fee is deducted daily from each portfolio of the funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.15% for the SP Alliance Technology Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.


The total expenses of each portfolio for the year ended December 31, 2000, expressed as a percentage of the average assets during the year, are shown below:

--------------------------------------------------------------------------------
----------------------------------------------
                                                   Total Portfolio Expenses
--------------------------------------------------------------------------------
----------------------------------------------
                                                          Investment
                     Total          Total
      The Prudential Series Fund, Inc. Portfolios        Advisory Fee
Other       12b-1      Contractual       Actual

Expenses       Fees        Expenses       Expenses*
--------------------------------------------------------------------------------
----------------------------------------------
Conservative Balanced Portfolio                              0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
----------------------------------------------
Diversified Bond Portfolio                                   0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
----------------------------------------------
Equity Portfolio                                             0.45%
0.04%         N/A          0.49%          0.49%
--------------------------------------------------------------------------------
----------------------------------------------
Flexible Managed Portfolio                                   0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
----------------------------------------------
Global Portfolio                                             0.75%
0.10%         N/A          0.85%          0.85%
--------------------------------------------------------------------------------
----------------------------------------------
High Yield Bond Portfolio                                    0.55%
0.05%         N/A          0.60%          0.60%
--------------------------------------------------------------------------------
----------------------------------------------
Money Market Portfolio                                       0.40%
0.04%         N/A          0.44%          0.44%
--------------------------------------------------------------------------------
----------------------------------------------
Prudential Jennison Portfolio                                0.60%
0.04%         N/A          0.64%          0.64%
--------------------------------------------------------------------------------
----------------------------------------------
Stock Index Portfolio                                        0.35%
0.04%         N/A          0.39%          0.39%
--------------------------------------------------------------------------------
----------------------------------------------
Value Portfolio                                              0.40%
0.05%         N/A          0.45%          0.45%
--------------------------------------------------------------------------------
----------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio              0.84%
0.40%         N/A          1.24%          1.04%
--------------------------------------------------------------------------------
----------------------------------------------
SP AIM Aggressive Growth Portfolio                           0.95%
1.29%         N/A          2.24%          1.07%
--------------------------------------------------------------------------------
----------------------------------------------
SP AIM Growth and Income Portfolio                           0.85%
0.87%         N/A          1.72%          1.00%
--------------------------------------------------------------------------------
----------------------------------------------
SP Alliance Large Cap Growth Portfolio                       0.90%
0.37%         N/A          1.27%          1.10%
--------------------------------------------------------------------------------
----------------------------------------------
SP Alliance Technology Portfolio                             1.15%
0.65%         N/A          1.80%          1.30%
--------------------------------------------------------------------------------
----------------------------------------------
SP Balanced Asset Allocation Portfolio                       0.75%
0.33%         N/A          1.08%          0.92%
--------------------------------------------------------------------------------
----------------------------------------------
SP Conservative Asset Allocation Portfolio                   0.71%
0.30%         N/A          1.01%          0.87%
--------------------------------------------------------------------------------
----------------------------------------------
SP Davis Value Portfolio                                     0.75%
0.18%         N/A          0.93%          0.83%
--------------------------------------------------------------------------------
----------------------------------------------
SP Deutsche International Equity Portfolio                   0.90%
0.72%         N/A          1.62%          1.10%
--------------------------------------------------------------------------------
----------------------------------------------
SP Growth Asset Allocation Portfolio                         0.80%
0.35%         N/A          1.15%          0.97%
--------------------------------------------------------------------------------
----------------------------------------------
SP INVESCO Small Company Growth Portfolio                    0.95%
1.08%         N/A          2.03%          1.15%
--------------------------------------------------------------------------------
----------------------------------------------
SP Jennison International Growth Portfolio                   0.85%
0.45%         N/A          1.30%          1.24%
--------------------------------------------------------------------------------
----------------------------------------------
SP Large Cap Value Portfolio                                 0.80%
1.00%         N/A          1.80%          0.90%
--------------------------------------------------------------------------------
----------------------------------------------
SP MFS Capital Opportunities Portfolio                       0.75%
0.96%         N/A          1.71%          1.00%
--------------------------------------------------------------------------------
----------------------------------------------
SP MFS Mid-Cap Growth Portfolio                              0.80%
0.63%         N/A          1.43%          1.00%
--------------------------------------------------------------------------------
----------------------------------------------
SP PIMCO High Yield Portfolio                                0.60%
0.44%         N/A          1.04%          0.82%
--------------------------------------------------------------------------------
----------------------------------------------
SP PIMCO Total Return Portfolio                              0.60%
0.26%         N/A          0.86%          0.76%
--------------------------------------------------------------------------------
----------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio                 0.60%
0.47%         N/A          1.07%          0.90%
--------------------------------------------------------------------------------
----------------------------------------------
SP Small/Mid Cap Value Portfolio                             0.90%
0.51%         N/A          1.41%          1.05%
--------------------------------------------------------------------------------
----------------------------------------------
SP Strategic Partners Focused Growth Portfolio               0.90%
0.85%         N/A          1.75%          1.01%
--------------------------------------------------------------------------------
----------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------
                                                   Total Portfolio Expenses
--------------------------------------------------------------------------------
-------------------------------------------------
                                                               Investment
                         Total          Total
                        Portfolios                            Advisory Fee
Other        12b-1      Contractual      Actual

Expenses       Fees       Expenses       Expenses*
--------------------------------------------------------------------------------
-------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Value Fund                                             0.61%
0.23%         N/A         0.84%          0.84%
--------------------------------------------------------------------------------
-------------------------------------------------
American Century Variable Portfolios, Inc. (1)
 VP Value Fund                                                   1.00%
0.00%         N/A         1.00%          1.00%
--------------------------------------------------------------------------------
-------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (2)
 Franklin Small Cap Fund - Class 2                               0.53%
0.28%        0.25%        1.06%          1.02%
--------------------------------------------------------------------------------
-------------------------------------------------
Janus Aspen Series (3)
 Growth Portfolio - Institutional Shares                         0.65%
0.02%         N/A         0.67%          0.67%
--------------------------------------------------------------------------------
-------------------------------------------------
MFS(R)Variable Insurance Trust(sm) (4)
 Emerging Growth Series                                          0.75%
0.10%         N/A         0.85%          0.84%
--------------------------------------------------------------------------------
-------------------------------------------------
T. Rowe Price International Series, Inc. (1)
 International Stock Portfolio                                   1.05%
0.00%         N/A         1.05%          1.05%
--------------------------------------------------------------------------------
-------------------------------------------------

(1) American Century Variable Portfolios, Inc. / T. Rowe Price International Series, Inc.
     The Investment Management Fees include ordinary expenses of operating the Funds.


(2)  Franklin Templeton Variable Insurance Products Trust
     The manager has agreed in advance to make an estimated reduction of 0.04% of its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(3)  Janus Aspen Series (Institutional and Service Shares)
     Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without any effect of any offset arrangements.


(4)  MFS(R) Variable Insurance Trust(SM)
     An expense offset arrangement with the Fund's custodian resulted in a reduction in Other Expenses by 0.01% and is reflected in the Total Actual Expenses.

The expenses relating to the Funds, other than those of The Prudential Series Fund, Inc. (the "Series Fund"), have been provided to Pruco Life of New Jersey by the Funds. Pruco Life of New Jersey has not independently verified them.

Daily Deduction from the Contract Fund

Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of 0.9%. This charge is intended to compensate Pruco Life of New Jersey for assuming mortality and expense risks under the Contract. The mortality risk assumed is that the insureds may live for shorter periods of time than Pruco Life of New Jersey estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life of New Jersey estimated in fixing its administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 2000, Pruco Life of New Jersey received a total of approximately $3,000 in mortality and expense risk charges.

Monthly Deductions from Contract Fund

Pruco Life of New Jersey deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, we charge the following:

     o generally, if the average issue age of the insureds is less than 40 in the first five Contract years, we deduct $10 per Contract plus $0.07 per $1,000 of basic insurance amount;
     o if the average issue age of the insureds is 40 or greater in the first five Contract years, we deduct $10 per Contract plus $0.08 per $1,000 of basic insurance amount;
     o in all subsequent years, we deduct $10 per Contract plus $0.01 per $1,000 of basic insurance amount.

     Pruco Life of New Jersey reserves the right, however, to charge up to $10 per Contract plus $0.10 per $1,000 of basic insurance amount in the first five Contract years and $10 per Contract plus $0.05 per $1,000 of basic insurance amount in subsequent years. During 2000, Pruco Life of New Jersey received a total of approximately $24,000 in monthly administrative charges.

b) A cost of insurance ("COI") charge is deducted. Upon the second death of two insureds, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if both insureds died in the early years of the Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life of New Jersey to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon both insureds' current attained age, sex, smoking status, and extra rating class, if any.

c) You may add one or more of several riders to the Contract. Some riders are charged for separately. If you add such a rider to the basic Contract, additional charges will be deducted.

d) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.

e) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made.

     The earnings of the Account are taxed as part of the operations of Pruco Life of New Jersey. Currently, no charge is being made to the Account for Pruco Life of New Jersey's federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums. See Deductions from Premiums, page 14. Pruco Life of New Jersey reviews the question of a charge to the Account for Company federal income taxes periodically. We may make such a charge in the future for any federal income taxes that would be attributable to the Contracts.

Surrender Charge

We will assess a surrender charge if, during the first 10 Contract years, the Contract lapses, is surrendered, or in some instances, the basic insurance amount is decreased. See Changing the Type of Death Benefit, page 20, Withdrawals, page 29, and Decreases in Basic Insurance Amount, page 29. This charge is deducted to cover sales costs and administrative costs, such as: the cost of processing applications, conducting examinations, determining insurability and the insured's rating class, and establishing records. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. Currently, we charge $5 per $1,000 of basic insurance amount. This charge is level for the first five Contract years and declines monthly until it reaches zero at the end of the 10th Contract year.

Transaction Charges

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We reserve the right to charge an administrative processing fee of up to $25 made in connection with each decrease in basic insurance amount. We currently do not make such a charge.

(c) We currently charge an administrative processing fee of $25 for each transfer exceeding 12 in any Contract year.

Requirements for Issuance of a Contract

You may apply for a minimum basic insurance amount of $250,000. The Contract may be issued on two insureds each between the ages of 18 and 90. Pruco Life of New Jersey requires evidence of insurability on each insured which may include a medical examination before issuing any Contract. Non-smokers are offered more favorable cost of insurance rates than smokers. Pruco Life of New Jersey charges a higher cost of insurance rate and/or an additional amount if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.

Short-Term Cancellation Right or "Free-Look"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, you will receive a refund of all premium payments made with no adjustment for investment experience. For information on how premium payments are allocated during the "free-look" period, see Allocation of Premiums, page 22.

Types of Death Benefit

You may select either a Type A (fixed) or a Type B (variable) death benefit. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 26. The payment of additional premiums and favorable investment results of the investment options to which the assets are allocated will generally increase the cash surrender value. See How a Contract's Cash Surrender Value Will Vary, page 26.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit, as well as in the cash surrender value. Over time, however, the increase in the cash surrender value will be less than under a Contract with a fixed death benefit. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Contract with a Type B death benefit will be greater. See How a Contract's Cash Surrender Value Will Vary, page 26 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 27. Unfavorable investment performance will result in decreases in the cash surrender value and may result in decreases in the death benefit. As long as the Contract is not in default and there is no Contract debt, the death benefit may not fall below the basic insurance amount stated in the Contract.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners with a Type A (fixed) death benefit should note that any withdrawal may result in a reduction of the basic insurance amount and possible surrender charges. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. See Withdrawals, page 29.

The way in which the cash surrender values and death benefits will change depends significantly upon the investment results that are actually achieved.

Changing the Type of Death Benefit

This Contract has two types of death benefit, Type A (fixed) or Type B (variable). You may change the type of death benefit, subject to Pruco Life of New Jersey's approval. Currently, Pruco Life of New Jersey does not require a medical examination. Except as stated below, we will adjust the basic insurance amount so that the death benefit immediately after the change will remain the same as the death benefit immediately before the change.

If you are changing your Contract's death benefit from Type A to Type B, we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place. The basic insurance amount after the change may not be lower than the minimum basic insurance amount applicable to the Contract. If you are changing your Contract's death benefit from Type B to Type A, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place. This is illustrated in the following chart.


---------------------------------------------------------------------
                             Changing the Death Benefit from       Changing the
Death Benefit from
                                  Type A      Type B                    Type B
     Type A
                                  (Fixed)  -> (Variable)
(Variable) -> (Fixed)
--------------------------------------------------------------------------------
------------------
Basic Insurance Amount            $300,000 -> $250,000
$300,000 -> $350,000

    Contract Fund                  $50,000 -> $50,000
$50,000 -> $50,000

    Death Benefit*                $300,000 -> $300,000
$350,000 -> $350,000
--------------------------------------------------------------------------------
------------------
* assuming there is no Contract debt
--------------------------------------------------------------------------------
------------------

Changing your Contract's type of death benefit from Type A to Type B during the first 10 Contract years may result in the assessment of surrender charges. In addition, we reserve the right to make an administrative processing charge of up to $25 for any decrease in basic insurance amount, although we do not currently do so. See Charges and Expenses, page 14.

To request a change, fill out an application for change which can be obtained from your Pruco Life of New Jersey representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may ask that you send us your Contract before making the change. There may be circumstances under which a change in the death benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 33.

Contract Date

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the application date or the medical examination date. If the first premium is not paid with the application, the Contract date will be the date on which the first premium is paid and the Contract is delivered. Under certain circumstances, we may allow the Contract to be backdated for the purpose of lowering one or both insureds' issue ages, but only to a date not earlier than six months prior to the application date. This may be advantageous for some Contract owners as a lower issue age may result in lower current charges. For a Contract that is backdated, we will credit the initial premium as of the date of receipt and will deduct any charges due on or before that date.

Premiums

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. Thereafter, you decide when you would like to make premium payments and, subject to a $25 minimum, in what amounts. However, the minimum premium payment is $15 for premiums made by electronic fund transfer. We may require an additional premium if adjustments to premium payments exceed the minimum initial premium or there are Contract Fund charges due on or before the payment date. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 26 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 27. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 33.

If we receive the first premium payment on or before the Contract date, we will credit the invested premium amount to the Contract Fund on the Contract date. If we receive the first premium payment after the Contract date, we will credit the premium amount to the Contract Fund on the payment receipt date.

Once the minimum initial premium payment is made, there are no required premiums. However, there are several types of "premiums" which are described below. Understanding them may help you understand how the Contract works.

     Minimum initial premium -- the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid.

     Target Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the full Limited Death Benefit Guarantee period regardless of investment performance, assuming no loans or withdrawals. For a Contract with no riders or extra risk charges, these premiums will be level. Payment of Target Premiums at the beginning of each Contract year is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages. At the end of the Limited Death Benefit Guarantee period, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee. See Death Benefit Guarantee, page 23. These Target Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. When you purchase a Contract, your Pruco Life of New Jersey representative can tell you the amount[s] of the Target Premium.

     It is possible, in some instances, to pay a lower premium (the "Short-Term Premium") than the Target Premium. These Short-Term Premiums, if paid at the beginning of each Contract year, will keep the Contract in-force only during the first five years of the Limited Death Benefit Guarantee period regardless of investment performance, and assuming no loans or withdrawals. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Short-Term Premiums at the beginning of each of the first five Contract years is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages, but only for the first five Contract years. At the end of the first five years, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee or the Limited Death Benefit Guarantee. See Death Benefit Guarantee, page 23. When you purchase a Contract, your Pruco Life of New Jersey representative can tell you the amount[s] of the Short-Term Premium. This Contract may not be suitable for those who can afford to pay only the Short-Term Premium.

     Lifetime Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the lifetime of the insureds regardless of investment performance, assuming no loans or withdrawals. These Lifetime Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Lifetime Premiums at the beginning of each Contract year is one way to achieve the Lifetime Death Benefit Guarantee Values shown on the Contract data pages. See Death Benefit Guarantee, page 23. When you purchase a Contract, your Pruco Life of New Jersey representative can tell you the amount[s] of the Lifetime Premium.

We can bill you annually, semi-annually, or quarterly for an amount you select. Because the Contract is a flexible premium contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if: (1) the Contract Fund is sufficient to pay monthly charges including surrender charges; or (2) you have paid sufficient premiums on an accumulated basis to meet the Death Benefit Guarantee conditions and there is no Contract debt. You may also pay premiums automatically through pre-authorized monthly transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the amount of the premiums paid. We will then draft from your account the same amount on the same date each month.

When you apply for the Contract, you should discuss with your Pruco Life of New Jersey representative how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums

On the Contract date, Pruco Life of New Jersey deducts the charge for sales expenses and the charge for taxes attributable to premiums from the initial premium. Also on the Contract date, the remainder of the initial premium and any other premium received during the short-term cancellation right ("free-look") period, will be allocated to the Money Market investment option and the first monthly deductions are made. At the end of the "free-look" period, these funds will be transferred out of the Money Market investment option and allocated among the variable investment options and/or the fixed-rate option according to your most current allocation request. See Short-Term Cancellation Right or "Free-Look", page 19. The transfer from the Money Market investment option immediately following the "free-look" period will not be counted as one of your 12 free transfers described below. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.

The charge for sales expenses and the charge for taxes attributable to premiums also apply to all subsequent premium payments; the remainder will be invested as of the end of the valuation period when received at a Home Office in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 331/3% cannot. Of course, the total allocation to all selected investment options must equal 100%.

Death Benefit Guarantee

Although you decide what premium amounts you wish to pay, sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse and a death benefit will be paid upon the second death of two insureds. This will be true even if, because of unfavorable investment experience, your Contract Fund value drops to zero. Withdrawals may adversely affect the status of the guarantee. A contract loan will negate any guarantee, regardless of the value of your accumulated net payments. See Withdrawals, page 29 and Contract Loans, page 32. You should consider how important the Death Benefit Guarantee is to you when deciding what premium amounts to pay into the Contract. We offer two levels of death benefit guarantees: (1) Limited Death Benefit Guarantee, and (2) Lifetime Death Benefit Guarantee. In Maryland, this guarantee is titled "Death Benefit Guarantee to Prevent Lapse."

For purposes of determining if a Death Benefit Guarantee is in effect, we calculate two sets of values: (1) Limited Death Benefit Guarantee Values, and
(2) Lifetime Death Benefit Guarantee Values. These are values used solely to determine if a Death Benefit Guarantee is in effect. They are not cash values that you can realize by surrendering the Contract, nor are they payable death benefits. The Limited Death Benefit Guarantee Values apply until age 75 of the younger insured, or 10 years after issue, whichever is later. Correspondingly, the Lifetime Death Benefit Guarantee Values are shown for the lifetime of the Contract. In addition, the Contract data pages show Limited and Lifetime Death Benefit Guarantee Values as of Contract anniversaries. Values for non-anniversary Monthly dates will reflect the number of months elapsed between Contract anniversaries.

The Limited Death Benefit Guarantee Values for the first five years are the end-of-year accumulations of premiums at 4% annual interest assuming Short-Term Premiums are paid at the beginning of each Contract year. The Limited Death Benefit Guarantee Values after five years are the end-of-year accumulations of premiums at 4% annual interest assuming Target Premiums are paid at the beginning of each Contract year (including years one through five). The Lifetime Death Benefit Guarantee Values are the end-of-year accumulations of premiums at 4% annual interest assuming Lifetime Premiums are paid at the beginning of each Contract year.

Short-Term, Target, and Lifetime Premiums are premium levels that, if paid at the beginning of each Contract year, correspond to the Limited (first five years only), Limited (all years of the Limited Death Benefit Guarantee period), and Lifetime Death Benefit Guarantee Values, respectively (assuming no withdrawals or loans). If you want a death benefit guarantee to last longer than five years, you should expect to pay at least the Target Premium. See Premiums, page 21. Paying the Short-Term, Target, or Lifetime Premiums at the start of each Contract year is one way of reaching the Death Benefit Guarantee Values; they are certainly not the only way.

At the Contract date, and on each Monthly date, we calculate your Contract's "Accumulated Net Payments" as of that date. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4%.

At each Monthly date within the Limited Death Benefit Guarantee period (including years one through five), we will compare your Accumulated Net Payments to the Limited Death Benefit Guarantee Value as of that date. After the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Lifetime Death Benefit Guarantee Value as of that date. If your Accumulated Net Payments equal or exceed the applicable (Limited or Lifetime) Death Benefit Guarantee Value and there is no Contract debt, then the Contract is kept in-force, regardless of the amount in the Contract Fund.

Here is a table of Short-Term, Target, or Lifetime Premiums (to the nearest dollar) for sample cases. The examples assume the insureds are a male and a female, both the same age, both smokers, with no extra risk or substandard ratings, and no riders added to the Contract. For those who qualify for more favorable underwriting classes, the premiums may be lower than those shown on the chart, and for those who are classified as substandard, the premiums may be higher.

--------------------------------------------------------------------------------
----------------------------
                                      Basic Insurance Amount - $250,000
                                         Illustrative Annual Premiums
--------------------------------------------------------------------------------
----------------------------
                                  Short-Term Premium            Target Premium
        Lifetime Premium
 Age of both      Type of        corresponding to the        corresponding to
the      corresponding to the
 insureds at   Death Benefit     Limited Death Benefit       Limited Death
Benefit    Lifetime Death Benefit
    issue          Chosen          Guarantee Values            Guarantee Values
        Guarantee Values
                                (first five years only)
--------------------------------------------------------------------------------
----------------------------
     40       Type A (Fixed)            $1,137                      $2,697
             $3,447

     40           Type B                $1,137                      $3,456
            $11,862
                (Variable)

     60       Type A (Fixed)            $3,766                      $6,358
             $8,746

     60           Type B                $3,766                      $7,613
            $27,694
                (Variable)

     80       Type A (Fixed)           $21,803                     $26,238
            $28,887

     80           Type B               $21,803                     $33,321
            $71,153
                (Variable)
--------------------------------------------------------------------------------
----------------------------

You should consider carefully the value of maintaining the Death Benefit Guarantee. If you desire the Death Benefit Guarantee for the full Limited Death Benefit Guarantee period, you may prefer to pay at least the Target Premium in all years, rather than paying the lower Short-Term Premium in the first five years. If you pay only enough premium to meet the Limited Death Benefit Guarantee Values in the first five years, you will need to pay more than the Target Premium at the beginning of the sixth year in order to continue the guarantee after the first five years of the Limited Death Benefit Guarantee period.

If you desire the Death Benefit Guarantee for lifetime protection, you may prefer to pay generally higher premiums in all years, rather than trying to make such payments on an as needed basis. For example, if you pay only enough premium to meet the Limited Death Benefit Guarantee Values, a substantial amount may be required to meet the Lifetime Death Benefit Guarantee Values in order to continue the guarantee at the end of the Limited Death Benefit Guarantee period. In addition, it is possible that the payment required to continue the guarantee after the Limited Death Benefit Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 33.

The Death Benefit Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life of New Jersey representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the Death Benefit Guarantee Values.

Transfers

You may, up to 12 times in each Contract year, transfer amounts from one variable investment option to another variable investment option or to the fixed-rate option without charge. Additional transfers may be made during each Contract year, but only with our consent. There is an administrative charge of up to $25 for each transfer made exceeding 12 in any Contract year. All or a portion of the amount credited to a variable investment option may be transferred.

Only one transfer from the fixed-rate option will be permitted during the Contract year. The maximum amount which may be transferred out of the fixed-rate option each year is the greater of (a) 25% of the amount in the fixed-rate option; and (b) $2,000. Pruco Life of New Jersey may change these limits in the future. We may waive these restrictions for limited periods of time in a non-discriminatory way, (e.g., when interest rates are declining).

Transfers among variable investment options will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see Assignment, page 36), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

Dollar Cost Averaging

We offer a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the Money Market investment option into other investment options available under the Contract, excluding the fixed-rate option. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 19.

Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, there is no charge for using the Dollar Cost Averaging feature. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

Auto-Rebalancing

As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance assets in the variable investment options at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, the portion in each of the investment options changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing is not available until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 19.

Auto-Rebalancing can be performed on a quarterly, semi-annual or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. The fixed-rate option cannot participate in this administrative procedure. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

How a Contract's Cash Surrender Value Will Vary

You may surrender the Contract for its cash surrender value. The Contract's cash surrender value on any date will be the Contract Fund value minus any Contract debt and minus any applicable surrender charges. See Contract Loans, page 32. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment options; (2) interest credited on any amounts allocated to the fixed-rate option; (3) interest credited on any loan; and (4) by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under Charges and Expenses, page 14. Upon request, Pruco Life of New Jersey will tell you the cash surrender value of your Contract. It is possible for the cash surrender value of a Contract to decline to zero because of unfavorable investment performance.

The tables on pages T1 through T4 of this prospectus illustrate approximately what the cash surrender values would be for representative Contracts paying Target Premium amounts (see Premiums, page 21), assuming hypothetical uniform investment results in the Fund portfolios. Two of the tables assume current charges will be made throughout the lifetime of the Contract and two tables assume maximum charges will be made. See Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums, page 30.

How a Type A (Fixed) Contract's Death Benefit Will Vary

As described  earlier,  there are two types of death benefit available under the
Contract: Type A, a fixed death benefit and Type B, a variable death benefit. The Type B death benefit varies according to changes in the Contract Fund while the Type A death benefit does not, unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under the Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount, before any reduction of Contract debt. See Contract Loans, page 32. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life of New Jersey will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type A (fixed) Contract will always be the greater of:

     (1)  the basic insurance amount; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes a $1,000,000 Type A Contract was issued when the younger insured was age 35 and there is no Contract debt.

                          Type A (Fixed) Death Benefit
--------------------------------------------------------------------------------
            IF                                     THEN
--------------------------------------------------------------------------------
                                             the Contract Fund
the younger     and the     the attained       multiplied by         and the
  insured       Contract     age factor         the attained      Death Benefit
   is age       Fund is          is            age factor is            is
--------------------------------------------------------------------------------
     40         $100,000         5.7               570,000          $1,000,000
     40         $200,000         5.7             1,140,000          $1,140,000*
     40         $300,000         5.7             1,710,000          $1,710,000*
--------------------------------------------------------------------------------
     60         $300,000         2.8               840,000          $1,000,000
     60         $400,000         2.8             1,120,000          $1,120,000*
     60         $600,000         2.8             1,680,000          $1,680,000*
--------------------------------------------------------------------------------
     80         $600,000         1.5               900,000          $1,000,000
     80         $700,000         1.5             1,050,000          $1,050,000*
     80         $800,000         1.5             1,200,000          $1,200,000*
--------------------------------------------------------------------------------
* Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance. At this point, any additional premium payment will increase the death benefit by more than it increases the Contract Fund.
--------------------------------------------------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $400,000, the death benefit will be $1,120,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

How a Type B (Variable) Contract's Death Benefit Will Vary

Under the Type B (variable) Contract, the death benefit will never be less than the basic insurance amount, before any reduction of Contract debt, but will also vary, immediately after it is issued, with the investment results of the selected investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type B (variable) Contract will always be the greater of:

     (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

For purposes of determining the death benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $1,000,000 Type B Contract was issued when the younger insured was age 35 and there is no Contract debt.

                         Type B (Variable) Death Benefit
--------------------------------------------------------------------------------
            IF                                     THEN
--------------------------------------------------------------------------------
                                             the Contract Fund
the younger     and the     the attained       multiplied by         and the
  insured       Contract     age factor         the attained      Death Benefit
   is age       Fund is          is            age factor is            is
--------------------------------------------------------------------------------
    40         $100,000         5.7                570,000         $1,100,000
    40         $200,000         5.7              1,140,000         $1,200,000
    40         $300,000         5.7              1,710,000         $1,710,000*
--------------------------------------------------------------------------------
    60         $300,000         2.8                840,000         $1,300,000
    60         $400,000         2.8              1,120,000         $1,400,000
    60         $600,000         2.8              1,680,000         $1,680,000*
--------------------------------------------------------------------------------
    80         $600,000         1.5                900,000         $1,600,000
    80         $700,000         1.5              1,050,000         $1,700,000
    80         $800,000         1.5              1,200,000         $1,800,000
--------------------------------------------------------------------------------
* Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance. At this point, any additional premium payment will increase the death benefit by more than it increases the Contract Fund.
--------------------------------------------------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the death benefit will be $1,680,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

Surrender of a Contract

A Contract may be surrendered for its cash surrender value (or for a fixed reduced paid-up insurance benefit in New York State) while one or both of the insureds is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets Pruco Life of New Jersey's needs, to a Home Office. The cash surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in the Home Office. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 33.

Fixed reduced paid-up insurance (available in New York State only) provides paid-up insurance, the amount of which will be paid when the second insured dies. There will be cash values and loan values. The loan interest rate for fixed reduced paid-up insurance is 5%. Upon surrender of the Contract, the amount of fixed reduced paid-up insurance depends upon the net cash value and the insured's issue age, sex, smoker/non-smoker status, and the length of time since the Contract date.

Withdrawals

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. You must ask for a withdrawal on a form that meets our needs. The cash surrender value after withdrawal may not be less than or equal to zero after deducting: (a) any charges associated with the withdrawal and (b) an amount sufficient to cover the Contract Fund deductions for two monthly dates following the date of the withdrawal. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal equal to the lesser of $25 or 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the cash surrender value may have tax consequences. See Tax Treatment of Contract Benefits, page 33.

Whenever a withdrawal is made, the death benefit payable will immediately be reduced by at least the amount of the withdrawal. For a Contract with a Type B death benefit, this will not change the basic insurance amount. However, under a Contract with a Type A death benefit, the resulting reduction in death benefit usually requires a reduction in the basic insurance amount. We will send you new Contract data pages showing these changes. We may also deduct a surrender charge from the Contract Fund. See Decreases in Basic Insurance Amount, page 29. No withdrawal will be permitted under a Contract with a Type A death benefit if it would result in a basic insurance amount of less than the minimum basic insurance amount. It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 33. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your Pruco Life of New Jersey representative.

When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn, the withdrawal fee, and any applicable surrender charge. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.

Withdrawal of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in-force under the Death Benefit Guarantee. This is because, for purposes of determining whether a lapse has occurred, Pruco Life of New Jersey treats withdrawals as a return of premium. Therefore, withdrawals decrease the accumulated net payments. See Death Benefit Guarantee, page 23.

Decreases in Basic Insurance Amount

As described earlier, you may make a withdrawal (see Withdrawals, page 29). You also have the additional option of decreasing the basic insurance amount of your Contract without withdrawing any cash surrender value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed, will be able to decrease their amount of insurance protection and the monthly deductions for the cost of insurance without decreasing their current cash surrender value. The cash surrender value of the Contract on the date of the decrease will not change, except that an administrative processing fee of up to $25 and a surrender charge may be deducted. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

If you decrease your basic insurance amount to an amount equal to or greater than the Surrender Charge Threshold shown in your Contract, we will not impose a surrender charge. The Surrender Charge Threshold is the lowest basic insurance amount since issue. If you decrease your basic insurance amount below this threshold, we will subtract the new basic insurance amount from the threshold amount. We will then multiply the surrender charge (see Surrender Charge, page
18) by the lesser of this difference and the amount of the decrease and divide by the threshold amount. The result is the maximum surrender charge we will deduct from the Contract Fund as a result of this transaction.

The minimum permissible decrease for your Contract is shown under Contract Limitations in your Contract data pages. The basic insurance amount after the decrease may not be lower than the minimum basic insurance amount. No reduction will be permitted if it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. The basic insurance amount cannot be restored to any greater amount once a decrease has taken effect.

It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 33. Before requesting any decrease in basic insurance amount, you should consult with your Pruco Life of New Jersey representative.

When Proceeds Are Paid

Pruco Life of New Jersey will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of the second death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the variable investment options and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, Pruco Life of New Jersey expects to pay the cash surrender value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash value for up to six months (or a shorter period if required by applicable law). Any payable death benefit will be credited with interest from the date of death in accordance with applicable law.

Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums

The following four tables (pages T1 through T4) show how a Contract's death benefit and cash surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All four tables assume the following:

o a Contract with a basic insurance amount of $1,000,000 bought by a 55 year old male Preferred Non-Smoker and a 50 year old female Preferred Best, with no extra risks and no extra benefit riders added to the Contract.

o the Target Premium amount (see Premiums, page 21) is paid on each Contract anniversary and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 36 portfolios of the Funds and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1) assumes a Type A (fixed) Contract has been purchased and the second table (page T2) assumes a Type B (variable) Contract has been purchased. Both assume the current charges will continue indefinitely. The third and fourth tables (pages T3 and T4) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

Under the Type B Contract the death benefit changes to reflect investment returns. Under the Type A Contract, the death benefit increases only if the Contract Fund becomes large enough that an increase in the death benefit is necessary for the Contract to satisfy the Internal Revenue Code's definition of life insurance. See Type of Death Benefit, page 19.

There are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following four tables (pages T1 through T4) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable in each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable in each of the years shown for the four different assumed investment returns.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 36 portfolios of 0.86%, and the daily deduction from the Contract Fund of 0.90% per year. Thus gross returns of 0%, 4%, 8% and 12% are the equivalent of net returns of -1.78%, 2.22%, 6.22% and 10.22%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.86% and will depend on which variable investment options are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.


If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 55 year old man and a 50 year old woman, may be useful for a 55 year old man and a 50 year old woman, but would be inaccurate if made for insureds of other ages, sex, or rating classes. Your Pruco Life of New Jersey representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                  ILLUSTRATIONS
                                  -------------

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                        Death Benefit (1)
             Cash Surrender Value (1)
                        ------------------------------------------------------
----------------------------------------------------
                               Assuming Hypothetical Gross (and Net)
      Assuming Hypothetical Gross (and Net)
           Premiums                 Annual Investment Return of
           Annual Investment Return of
End of   Accumulated    ------------------------------------------------------
----------------------------------------------------
Policy  at 4% Interest    0% Gross      4% Gross      8% Gross     12% Gross
 0% Gross     4% Gross     8% Gross     12% Gross
 Year      Per Year     (-1.78% Net)   (2.22% Net)   (6.22% Net)  (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net)  (10.22% Net)
------  --------------  ------------   -----------   -----------  ------------
------------  -----------  -----------  ------------
   1     $   12,684      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $  4,019    $  4,406    $    4,794   $     5,182
   2     $   25,876      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 12,864    $ 14,008    $   15,184   $    16,391
   3     $   39,595      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 21,533    $ 23,804    $   26,201   $    28,726
   4     $   53,863      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 30,022    $ 33,792    $   37,876   $    42,295
   5     $   68,702      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 38,327    $ 43,967    $   50,243   $    57,216
   6     $   84,134      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 49,235    $ 57,177    $   66,245   $    76,583
   7     $  100,183      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 59,921    $ 70,610    $   83,134   $    97,781
   8     $  116,875      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 70,374    $ 84,261    $  100,951   $   120,986
   9     $  134,234      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 80,577    $ 98,110    $  119,734   $   146,381
  10     $  152,288      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $ 90,519    $112,149    $  139,530   $   174,181
  15     $  253,983      $1,000,000    $1,000,000    $1,000,000   $ 1,000,000
  $132,204    $181,263    $  252,237   $   355,317
  20     $  377,711      $1,000,000    $1,000,000    $1,000,000   $ 1,312,740
  $166,287    $254,477    $  401,238   $   646,670
  25     $  528,244      $1,000,000    $1,000,000    $1,044,817   $ 1,934,920
  $191,852    $331,507    $  600,470   $ 1,112,023
  30     $  711,392      $1,000,000    $1,000,000    $1,305,557   $ 2,796,786
  $197,475    $403,461    $  858,919   $ 1,839,991
  35     $  934,218      $1,000,000    $1,000,000    $1,614,609   $ 4,030,183
  $167,469    $460,382    $1,187,212   $ 2,963,370
  40     $1,205,321      $1,000,000    $1,000,000    $1,977,557   $ 5,785,331
  $ 58,878    $478,983    $1,594,804   $ 4,665,590
  45     $1,535,159      $        0(2) $1,000,000    $2,359,964   $ 8,128,817
  $      0(2) $315,756    $2,052,142   $ 7,068,537
  50     $1,936,457      $        0    $        0(2) $2,723,154   $11,081,794
  $      0    $      0(2) $2,618,418   $10,655,571

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 48.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T1

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                       Death Benefit (1)
           Cash Surrender Value (1)
                       ------------------------------------------------------
-----------------------------------------------------
                              Assuming Hypothetical Gross (and Net)
    Assuming Hypothetical Gross (and Net)
           Premiums                Annual Investment Return of
        Annual Investment Return of
End of   Accumulated   ------------------------------------------------------
-----------------------------------------------------
Policy  at 4% Interest   0% Gross      4% Gross      8% Gross     12% Gross
0% Gross      4% Gross     8% Gross     12% Gross
 Year      Per Year    (-1.78% Net)   (2.22% Net)   (6.22% Net)  (10.22% Net)
(-1.78% Net)   (2.22% Net)  (6.22% Net)  (10.22% Net)
------  -------------- ------------   -----------   -----------  ------------
------------   -----------  -----------  ------------
   1     $   15,150     $1,010,980    $1,011,448    $1,011,916   $ 1,012,384
$  5,980    $  6,448     $    6,916   $     7,384
   2     $   30,906     $1,021,753    $1,023,137    $1,024,559   $ 1,026,019
$ 16,753    $ 18,137     $   19,559   $    21,019
   3     $   47,292     $1,032,314    $1,035,065    $1,037,969   $ 1,041,028
$ 27,314    $ 30,065     $   32,969   $    36,028
   4     $   64,334     $1,042,659    $1,047,231    $1,052,184   $ 1,057,541
$ 37,659    $ 42,231     $   47,184   $    52,541
   5     $   82,057     $1,052,786    $1,059,630    $1,067,246   $ 1,075,704
$ 47,786    $ 54,630     $   62,246   $    70,704
   6     $  100,489     $1,064,666    $1,074,304    $1,085,308   $ 1,097,849
$ 60,666    $ 70,304     $   81,308   $    93,849
   7     $  119,659     $1,076,284    $1,089,251    $1,104,439   $ 1,122,203
$ 73,284    $ 86,251     $  101,439   $   119,203
   8     $  139,595     $1,087,629    $1,104,461    $1,124,691   $ 1,148,975
$ 85,629    $102,461     $  122,691   $   146,975
   9     $  160,329     $1,098,680    $1,119,915    $1,146,107   $ 1,178,385
$ 97,680    $118,915     $  145,107   $   177,385
  10     $  181,892     $1,109,423    $1,135,599    $1,168,739   $ 1,210,683
$109,423    $135,599     $  168,739   $   210,683
  15     $  303,356     $1,159,540    $1,218,621    $1,304,102   $ 1,428,261
$159,540    $218,621     $  304,102   $   428,261
  20     $  451,136     $1,200,393    $1,305,792    $1,481,076   $ 1,775,506
$200,393    $305,792     $  481,076   $   775,506
  25     $  630,933     $1,230,500    $1,395,221    $1,711,852   $ 2,331,130
$230,500    $395,221     $  711,852   $ 1,331,130
  30     $  849,683     $1,235,431    $1,470,325    $1,996,926   $ 3,347,591
$235,431    $470,325     $  996,926   $ 2,202,363
  35     $1,115,827     $1,197,103    $1,507,233    $2,331,139   $ 4,824,040
$197,103    $507,233     $1,331,139   $ 3,547,088
  40     $1,439,631     $1,075,827    $1,454,494    $2,681,092   $ 6,925,042
$ 75,827    $454,494     $1,681,092   $ 5,584,711
  45     $1,833,588     $        0(2) $1,095,614    $2,829,826   $ 9,730,309
$      0(2) $ 95,614     $1,829,826   $ 8,461,139
  50     $2,312,897     $        0    $        0(2) $2,117,194   $13,310,762
$      0    $      0(2)  $1,117,194   $12,310,762

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 46.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T2

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                          Death Benefit (1)
               Cash Surrender Value (1)
                        -------------------------------------------------------
---------------------------------------------------
                                 Assuming Hypothetical Gross (and Net)
      Assuming Hypothetical Gross (and Net)
           Premiums                   Annual Investment Return of
          Annual Investment Return of
End of   Accumulated    -------------------------------------------------------
---------------------------------------------------
Policy  at 4% Interest    0% Gross      4% Gross      8% Gross      12% Gross
  0% Gross     4% Gross     8% Gross    12% Gross
 Year      Per Year     (-1.78% Net)   (2.22% Net)   (6.22% Net)   (10.22% Net)
(-1.78% Net)  (2.22% Net)  (6.22% Net) (10.22% Net)
------  --------------  ------------   -----------   -----------   ------------
------------  -----------  ----------- ------------
   1     $   12,684      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $    301     $    665     $  1,028    $    1,392
   2     $   25,876      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $  8,374     $  9,439     $ 10,534    $   11,659
   3     $   39,595      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 16,204     $ 18,308     $ 20,529    $   22,870
   4     $   53,863      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 23,773     $ 27,249     $ 31,019    $   35,100
   5     $   68,702      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 31,061     $ 36,241     $ 42,012    $   48,428
   6     $   84,134      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 41,194     $ 48,458     $ 56,765    $   66,245
   7     $  100,183      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 50,968     $ 60,701     $ 72,126    $   85,511
   8     $  116,875      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 60,349     $ 72,935     $ 88,099    $  106,342
   9     $  134,234      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 69,302     $ 85,117     $104,683    $  128,864
  10     $  152,288      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $ 77,782     $ 97,196     $121,871    $  153,211
  15     $  253,983      $1,000,000    $1,000,000    $1,000,000    $1,000,000
  $102,561     $145,252     $207,808    $  299,633
  20     $  377,711      $1,000,000    $1,000,000    $1,000,000    $1,055,280
  $ 99,789     $173,523     $300,649    $  519,842
  25     $  528,244      $1,000,000    $1,000,000    $1,000,000    $1,448,914
  $ 39,182     $149,732     $383,697    $  832,709
  30     $  711,392      $        0(2) $        0(2) $1,000,000    $1,874,753
  $      0(2)  $      0(2)  $417,075    $1,233,390
  35     $  934,218      $        0    $        0    $1,000,000    $2,335,332
  $      0     $      0     $297,398    $1,717,156
  40     $1,205,321      $        0    $        0    $        0(2) $2,847,108
  $      0     $      0     $      0(2) $2,296,055
  45     $1,535,159      $        0    $        0    $        0    $3,482,220
  $      0     $      0     $      0    $3,028,017
  50     $1,936,457      $        0    $        0    $        0    $4,266,445
  $      0     $      0     $      0    $4,102,351

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 27. Based on a gross return of 4% the Contract would go into default in policy year 30. Based on a gross return of 8% the Contract would go into default in policy year 39.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                         Death Benefit (1)
             Cash Surrender Value (1)
                       -------------------------------------------------------
---------------------------------------------------
                                 Assuming Hypothetical Gross (and Net)
      Assuming Hypothetical Gross (and Net)
           Premiums                   Annual Investment Return of
          Annual Investment Return of
End of   Accumulated   -------------------------------------------------------
---------------------------------------------------
Policy  at 4% Interest   0% Gross      4% Gross      8% Gross      12% Gross
 0% Gross    4% Gross     8% Gross     12% Gross
 Year      Per Year    (-1.78% Net)   (2.22% Net)   (6.22% Net)   (10.22% Net)
(-1.78% Net) (2.22% Net)  (6.22% Net)  (10.22% Net)
------  -------------- ------------   -----------   -----------   ------------
------------ -----------  -----------  ------------
   1     $   15,150     $1,010,175    $1,010,615    $1,011,055    $1,011,496
 $  2,175     $  2,615    $  3,055    $    3,496
   2     $   30,906     $1,020,088    $1,021,382    $1,022,712    $1,024,078
 $ 12,088     $ 13,382    $ 14,712    $   16,078
   3     $   47,292     $1,029,721    $1,032,283    $1,034,987    $1,037,838
 $ 21,721     $ 24,283    $ 26,987    $   29,838
   4     $   64,334     $1,039,055    $1,043,296    $1,047,893    $1,052,868
 $ 31,055     $ 35,296    $ 39,893    $   44,868
   5     $   82,057     $1,048,067    $1,054,394    $1,061,439    $1,069,269
 $ 40,067     $ 46,394    $ 53,439    $   61,269
   6     $  100,489     $1,058,467    $1,067,342    $1,077,487    $1,089,060
 $ 52,067     $ 60,942    $ 71,087    $   82,660
   7     $  119,659     $1,068,455    $1,080,346    $1,094,295    $1,110,632
 $ 63,655     $ 75,546    $ 89,495    $  105,832
   8     $  139,595     $1,077,994    $1,093,361    $1,111,866    $1,134,119
 $ 74,794     $ 90,161    $108,666    $  130,919
   9     $  160,329     $1,087,041    $1,106,336    $1,130,194    $1,159,665
 $ 85,441     $104,736    $128,594    $  158,065
  10     $  181,892     $1,095,543    $1,119,207    $1,149,262    $1,187,412
 $ 95,543     $119,207    $149,262    $  187,412
  15     $  303,356     $1,126,947    $1,178,455    $1,253,745    $1,364,039
 $126,947     $178,455    $253,745    $  364,039
  20     $  451,136     $1,126,886    $1,213,146    $1,360,697    $1,613,896
 $126,886     $213,146    $360,697    $  613,896
  25     $  630,933     $1,065,435    $1,184,733    $1,431,975    $1,940,312
 $ 65,435     $184,733    $431,975    $  940,312
  30     $  849,683     $        0(2) $1,017,599    $1,380,167    $2,309,527
 $      0(2)  $ 17,599    $380,167    $1,309,527
  35     $1,115,827     $        0    $        0(2) $1,056,661    $2,633,671
 $      0     $      0(2) $ 56,661    $1,633,671
  40     $1,439,631     $        0    $        0    $        0(2) $2,741,557
 $      0     $      0    $      0(2) $1,741,557
  45     $1,833,588     $        0    $        0    $        0    $2,303,788
 $      0     $      0    $      0    $1,303,788
  50     $2,312,897     $        0    $        0    $        0    $        0(2)
 $      0     $      0    $      0    $        0(2)

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 28. Based on a gross return of 4% the Contract would go into default in policy year 31. Based on a gross return of 8% the Contract would go into default in policy year 36. Based on a gross return of 12% the Contract would go into default in policy year 49.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T4

Contract Loans

You may borrow from Pruco Life of New Jersey an amount up to the current "loan value" of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time will equal the sum of
(a) 90% of the cash value attributable to the variable investment  options,  and
(b) the balance of the cash value, provided the Contract is not in default. A Contract in default has no loan value. The minimum loan amount you may borrow is $500.

Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

Unless you ask us otherwise, a portion of the amount you may borrow on or after the 10th Contract anniversary will be considered a preferred loan up to an amount equal to the maximum preferred loan amount. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans; standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.25%.

The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the cash value, the Contract will go into default. We will notify you of a 61-day grace period, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in-force for a limited time. If the Contract debt equals or exceeds the cash value and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution and will be immediately taxable to the extent of gain in the contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. See Tax Treatment of Contract Benefits, page 33 and Lapse and Reinstatement, page 36.

When a loan is made, an amount equal to the loan proceeds is transferred out of the Account and/or the fixed-rate option, as applicable. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the loanable amount in each variable investment option and the fixed-rate option bears to the total loanable amount of the Contract. When you take a loan, the amount of the loan continues to be a part of the Contract Fund and is credited with interest at an effective annual rate of 4%. Therefore, the net cost of a standard loan is 1% and the net cost of a preferred loan is 1/4%.

Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract's crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, Prudential would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.

Any Contract debt will be deducted from the death benefit should the death benefit become payable while a loan is outstanding. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits, page 33.

Any Contract debt will be deducted from the cash value to calculate the cash surrender value should the Contract be surrendered.

In addition, even if the loan is fully repaid, it may have an effect on future death benefits, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the variable investment options by the amount of that repayment, plus the interest credits accrued on the loan since the last transaction date. To do this, we will use your investment allocation for future premium payments as of the loan payment date. We will also decrease the portion of the Contract Fund on which we credit the guaranteed annual interest rate of 4% by the amount of loan you repay.

Sale of the Contract and Sales Commissions

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.

Commissions are based on a premium value referred to as the commissionable Target Premium. The commissionable Target Premium may vary from the Target Premium, depending on the rating class of the insureds, any extra risk charges, or additional riders.

Generally, representatives will receive a commission of no more than: (1) 50% of the premiums received in the first year on premiums up to the commissionable Target Premium amount (see Premiums, page 21); (2) 3% commission on premiums received in the first year in excess of the commissionable Target Premium amount; (3) 4% of premiums received in years two through 10; and (4) a trail commission of 0.0375% of the Contract Fund as of the end of each calendar quarter starting with the second Contract year. Representatives with less than four years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

Pre-Death Distributions . The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     Contracts Not Classified as Modified Endowment Contracts.

          o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

          o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

          o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

          o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue Service to take this position, Pruco Life of New Jersey would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

     Modified Endowment Contracts.

          o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.

          o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

          o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

          o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.


Investor Control. Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular variable investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.


Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

Lapse and Reinstatement

Pruco Life of New Jersey will determine the value of the cash surrender value on each Monthly date. If the cash surrender value is zero or less, the Contract is in default unless it remains in-force under the Death Benefit Guarantee. See Death Benefit Guarantee, page 23. If the Contract debt ever grows to be equal to or more than the cash surrender value, the Contract will be in default. Should this happen, Pruco Life of New Jersey will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. If the second death occurs past the grace period, no death benefit is payable. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits, page 33.

A Contract that ended in default may be reinstated within five years after the date of default if all the following conditions are met:

     (1) both insureds are alive or one insured is alive and the Contract ended without value after the death of the other insured;
     (2) you must provide renewed evidence of insurability on any insured who was living when the Contract went into default;
     (3) submission of certain payments sufficient to bring the Contract up to date and cover all charges and deductions for the next three months; and
     (4) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement.

The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with a refund of that part of any surrender charge deducted at the time of default which would have been charged if the Contract were surrendered immediately after reinstatement.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

Other General Contract Provisions

Assignment. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment, and we will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

Beneficiary. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the second insured to die do so with no surviving beneficiary, that insured's estate will become the beneficiary, unless someone other than the insureds owned the Contract. In that case, we will make the Contract owner or the Contract owner's estate the beneficiary.

Incontestability. We will not contest the Contract after it has been in-force during the lifetime of both insureds for two years from the issue date. The exceptions are: (1) non-payment of enough premium to pay the required charges; and (2) when any change is made in the Contract that requires Pruco Life of New Jersey's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of at least one insured. At the end of the second Contract year we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of an insured will not avoid a contest, if we have a basis for one, even if premium payments continue to be made.

Misstatement of Age or Sex. If an insured's stated age or sex or both are incorrect in the Contract, Pruco Life of New Jersey will adjust each benefit and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

Settlement Options. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

Simultaneous  Death.  If both insureds die while the Contract is in-force and we
find  there  is  lack  of   sufficient   evidence  that  they  died  other  than
simultaneously, we will assume that the older insured died first.

Suicide Exclusion. If either insured, whether sane or insane, dies by suicide within two years from the issue date, the Contract will end and we will return the premiums paid. If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract date, and the insured's underwriting classification will be the same as they are in the Contract. The amount of coverage will be the lesser of (1) the contract's basic insurance amount, and (2) the maximum amount we allow on the Contract date for single life contracts. The new contract will not take effect unless all premiums due since the Contract date are paid within 31 days after we notify you of the availability of the new contract.

Riders

Contract owners may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to the riders will be deducted from the Contract Fund on each Monthly date.

One rider gives insureds the option to exchange the Contract for two new life insurance contracts, one on the life of each insured, in the event of a divorce or if certain changes in tax law occur. Exercise of this option may give rise to taxable income. Another pays an additional amount if both insureds die within a specified number of years. See Tax Treatment of Contract Benefits, page 33. Certain restrictions may apply; they are clearly described in the applicable rider. Any Pruco Life of New Jersey representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life of New Jersey upon written request.

Substitution of Fund Shares

Although Pruco Life of New Jersey believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life of New Jersey may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

Reports to Contract Owners

Once each year, Pruco Life of New Jersey will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.

You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

State Regulation

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts

The financial statements of Pruco Life of New Jersey as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Account as of December 31, 2000 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Ching Ng, MAAA, FSA, Director and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.

Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life of New Jersey and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, including Pruco Life of New Jersey, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.


As of March 31, 2001, Prudential and/or Pruco Life of New Jersey remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and Pruco Life of New Jersey believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or Pruco Life of New Jersey. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.


Prudential has indemnified Pruco Life of New Jersey for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

As of December 31, 2000 Prudential has paid or reserved for payment of $4.405 billion before tax, equivalent to $2.850 billion after tax, to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

Additional Information

Pruco Life of New Jersey has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each contract owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.

Further information may also be obtained from Pruco Life of New Jersey. The address and telephone number are set forth on the inside front cover of this prospectus.

Financial Statements

The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey, which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; prior to 1997:
President, Prudential Select.

VIVIAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; 1997 to 1998: Consultant, Morgan Stanley; prior to 1997: Executive Vice President, Global Investor Service, The Chase Manhattan Bank.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997; prior to 1997: Controller, Salomon Brothers.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

JEAN D. HAMILTON, Director - Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999: President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000: Vice President and Treasurer, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; prior to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES  B.  O'CONNOR,  Senior  Vice  President  and  Actuary  -  Vice  President,
Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.

GERALD W. PATTERSON, Senior Vice President - Senior Vice President, Annuities, Prudential Investments since 1999; 1999: Senior Vice President, Product and Planning, SunAmerica; prior to 1999: Vice President, Marketing, Manulife Financial.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Enterprise Financial Management, Prudential since 2000; 1999 to 2000: Vice President and Individual Life Controller, Enterprise Financial Management, Prudential; 1997 to 1999: Vice President, Accounting,
Enterprise Financial Management; prior to 1997: Vice President, Accounting, External Financial Reporting.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life of New Jersey directors and officers are elected annually

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS (Unaudited)
March 31, 2001



    SUBACCOUNTS

------------------------------------------------------------------------------
                                                       Prudential     Prudential
                    Prudential        Prudential
                                                         Money       Diversified
     Prudential      Flexible        Conservative
                                                         Market          Bond
       Equity         Managed          Balanced
                                                       Portfolio      Portfolio
     Portfolio       Portfolio         Portfolio
                                                    --------------
--------------  --------------  --------------  --------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ........ $    7,492,861  $
25,087,970  $  153,624,323  $  208,455,320  $  101,412,731
                                                    --------------
--------------  --------------  --------------  --------------
    Net Assets .................................... $    7,492,861  $
25,087,970  $  153,624,323  $  208,455,320  $  101,412,731
                                                    ==============
==============  ==============  ==============  ==============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ........... $    7,492,861  $
25,087,970  $  153,624,323  $  208,455,320  $  101,412,731
                                                    --------------
--------------  --------------  --------------  --------------
                                                    $    7,492,861  $
25,087,970  $  153,624,323  $  208,455,320  $  101,412,731
                                                    ==============
==============  ==============  ==============  ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22


SUBACCOUNTS (Continued)

--------------------------------------------------------------
                                                      Prudential      Prudential
                                                      High Yield        Stock
      Prudential     Prudential
                                                         Bond           Index
        Value          Global
                                                      Portfolio       Portfolio
      Portfolio       Portfolio
                                                    --------------
--------------  --------------  --------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ........ $   34,803,013  $
73,052,911  $   13,251,173  $   61,452,937
                                                    --------------
--------------  --------------  --------------
    Net Assets .................................... $   34,803,013  $
73,052,911  $   13,251,173  $   61,452,937
                                                    ==============
==============  ==============  ==============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ........... $   34,803,013  $
73,052,911  $   13,251,173  $   61,452,937
                                                    --------------
--------------  --------------  --------------
                                                    $   34,803,013  $
73,052,911  $   13,251,173  $   61,452,937
                                                    ==============
==============  ==============  ==============

                                                               SUBACCOUNTS
(Continued)

----------------------------------------------
                                                                     T. Rowe
Price
                                                      Prudential
International     Aim V.I.
                                                       Jennison          Stock
        Value
                                                      Portfolio        Portfolio
        Fund
                                                    --------------
--------------  --------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ........ $   20,745,103  $
86,704  $      285,903
                                                    --------------
--------------  --------------
    Net Assets .................................... $   20,745,103  $
86,704  $      285,903
                                                    ==============
==============  ==============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ........... $   20,745,103  $
86,704  $      285,903
                                                    --------------
--------------  --------------
                                                    $   20,745,103  $
86,704  $      285,903
                                                    ==============
==============  ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS (Unaudited)
March 31, 2001

                                                                  SUBACCOUNTS

----------------------------------------
                                                                      MFS
                                                    Janus Aspen     Emerging
 Franklin
                                                       Growth        Growth
Small Cap
                                                     Portfolio       Series
   Fund
                                                    ------------  ------------
------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ........ $    366,487  $     42,258
$     87,158
                                                    ------------  ------------
------------
    Net Assets .................................... $    366,487  $     42,258
$     87,158
                                                    ============  ============
============

NET ASSETS, representing:
     Equity of contract owners [Note 4] ........... $    366,487  $     42,258
$     87,158
                                                    ------------  ------------
------------
                                                    $    366,487  $     42,258
$     87,158
                                                    ============  ============
============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999


 SUBACCOUNTS

--------------------------------------------------------------------------------
-------
                                                            Prudential
                        Prudential
                                                           Money Market
                     Diversified Bond
                                                            Portfolio
                        Portfolio

------------------------------------------
------------------------------------------
                                             01/01/2001     01/01/2000
01/01/1999     01/01/2001      01/01/2000     01/01/1999
                                                 to             to
to             to             to             to
                                             03/31/2001     12/31/2000
12/31/1999     03/31/2001      12/31/2000     12/31/1999
                                            (unaudited)
        (unaudited)
                                            ------------   ------------
------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ........................ $    102,993   $    440,102   $
362,423   $          0   $  1,453,002   $          0
                                            ------------   ------------
------------   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk
       [Note 5A] ..........................       11,206         43,718
44,562         36,816        139,022        144,104
   Reimbursement for excess expenses
      [Note 5D] ...........................         (538)        (2,905)
(1,825)        (2,491)       (11,804)        (6,334)
                                            ------------   ------------
------------   ------------   ------------   ------------
NET EXPENSES ..............................       10,668         40,813
42,737         34,325        127,218        137,770
                                            ------------   ------------
------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ..............       92,325        399,289
319,686        (34,325)     1,325,784       (137,770)
                                            ------------   ------------
------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ....            0              0
    0              0          2,919         67,535
  Realized gain (loss) on shares redeemed..            0              0
    0         41,108         53,547         41,756
  Net change in unrealized gain (loss) on
       investments ........................            0              0
    0        953,510        665,982       (295,317)
                                            ------------   ------------
------------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ............            0              0
    0        994,618        722,448       (186,026)
                                            ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............. $     92,325   $    399,289   $
319,686   $    960,293   $  2,048,232   $   (323,796)
                                            ============   ============
============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-------
                                                            Prudential
                        Prudential
                                                              Equity
                     Flexible Managed
                                                             Portfolio
                         Portfolio

------------------------------------------
------------------------------------------
                                             01/01/2001     01/01/2000
01/01/1999     01/01/2001     01/01/2000     01/01/1999
                                                 to            to             to
            to             to             to
                                             03/31/2001     12/31/2000
12/31/1999     03/31/2001     12/31/2000     12/31/1999
                                            (unaudited)
        (unaudited)
                                            ------------   ------------
------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ........................ $          0   $  3,310,665   $
3,250,226   $          0   $  8,423,889   $     11,143
                                            ------------   ------------
------------   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk
       [Note 5A] ..........................      247,980      1,052,093
1,150,889        337,095      1,448,957      1,509,261
   Reimbursement for excess expenses
      [Note 5D] ...........................      (39,513)      (165,294)
(158,561)      (127,592)      (539,155)      (544,224)
                                            ------------   ------------
------------   ------------   ------------   ------------
NET EXPENSES ..............................      208,467        886,799
992,328        209,503        909,802        965,037
                                            ------------   ------------
------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ..............     (208,467)     2,423,866
2,257,898       (209,503)     7,514,087       (953,894)
                                            ------------   ------------
------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ....            0     28,254,310
22,859,279              0      3,321,644      2,827,339
  Realized gain (loss) on shares redeemed..      119,293      5,712,248
5,681,025         21,836      1,182,171      1,322,321
  Net change in unrealized gain (loss) on
       investments ........................  (17,372,018)   (31,851,882)
(9,060,032)   (16,090,845)   (16,361,667)    14,382,751
                                            ------------   ------------
------------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ............  (17,252,725)     2,114,676
19,480,272    (16,069,009)   (11,857,852)    18,532,411
                                            ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............. $(17,461,192)  $  4,538,542   $
21,738,170   $(16,278,512)  $ (4,343,765)  $ 17,578,517
                                            ============   ============
============   ============   ============   ============

                                                     SUBACCOUNTS (Continued)

------------------------------------------
                                                           Prudential
                                                      Conservative Balanced
                                                            Portfolio

------------------------------------------
                                             01/01/2001     01/01/2000
01/01/1999
                                                 to            to             to
                                             03/31/2001     12/31/2000
12/31/1999
                                            (unaudited)
                                            ------------   ------------
------------
INVESTMENT INCOME
   Dividend income ........................ $          0   $  4,041,954   $
4,689,573
                                            ------------   ------------
------------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk
       [Note 5A] ..........................      163,459        693,384
718,530
   Reimbursement for excess expenses
      [Note 5D] ...........................      (44,047)      (202,407)
(190,933)
                                            ------------   ------------
------------
NET EXPENSES ..............................      119,412        490,977
527,597
                                            ------------   ------------
------------

NET INVESTMENT INCOME (LOSS) ..............     (119,412)     3,550,977
4,161,976
                                            ------------   ------------
------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ....            0        823,803
658,398
  Realized gain (loss) on shares redeemed..       24,372        573,190
787,439
  Net change in unrealized gain (loss) on
       investments ........................   (4,905,871)    (5,935,872)
1,388,838
                                            ------------   ------------
------------

NET GAIN (LOSS) ON INVESTMENTS ............   (4,881,499)    (4,538,879)
2,834,675
                                            ------------   ------------
------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ............. $ (5,000,911)  $   (987,902)  $
6,996,651
                                            ============   ============
============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                          FINANCIAL STATEMENTS OF THE
              SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
             PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999


SUBACCOUNTS

--------------------------------------------------------------------------------
-------
                                                   Prudential
               Prudential
                                                 High Yield Bond
               Stock Index
                                                    Portfolio
                Portfolio
                                   ------------------------------------------
------------------------------------------
                                    01/01/2001     01/01/2000     01/01/1999
01/01/2001     01/01/2000     01/01/1999
                                       to             to             to
   to             to             to
                                    03/31/2001     12/31/2000     12/31/1999
03/31/2001     12/31/2000     12/31/1999
                                   (unaudited)
(unaudited)
                                   ------------   ------------   ------------
------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ..............  $          0   $  3,549,924   $     85,549
$          0   $    761,936   $    767,914
                                   ------------   ------------   ------------
------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ....        45,925        182,255        193,583
    124,558        521,945        443,707
   Reimbursement for excess
      expenses [Note 5D] ........             0              0              0
          0              0              0
                                   ------------   ------------   ------------
------------   ------------   ------------
NET EXPENSES ....................        45,925        182,255        193,583
    124,558        521,945        443,707
                                   ------------   ------------   ------------
------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ....       (45,925)     3,367,669       (108,034)
   (124,558)       239,991        324,207
                                   ------------   ------------   ------------
------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions
      received ..................             0              0              0
          0      3,072,410        976,749
  Realized gain (loss) on shares
      redeemed ..................       (17,641)      (102,471)      (217,380)
    271,165        618,918      4,605,818
  Net change in unrealized gain
      (loss) on investments .....     1,170,841     (5,925,033)     1,589,321
(10,639,925)   (13,317,734)     8,162,150
                                   ------------   ------------   ------------
------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ..     1,153,200     (6,027,504)     1,371,941
(10,368,760)    (9,626,406)    13,744,717
                                   ------------   ------------   ------------
------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ..................  $  1,107,275   $ (2,659,835)  $  1,263,907
$(10,493,318)  $ (9,386,415)  $ 14,068,924
                                   ============   ============   ============
============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                                                                 SUBACCOUNTS
(Continued)

--------------------------------------------------------------------------------
------
                                                   Prudential
              Prudential
                                                     Value
                Global
                                                   Portfolio
              Portfolio
                                   -----------------------------------------
------------------------------------------
                                    01/01/2001     01/01/2000    01/01/1999
01/01/2001     01/01/2000     01/01/1999
                                       to             to            to
  to             to             to
                                    03/31/2001     12/31/2000    12/31/1999
03/31/2001     12/31/2000     12/31/1999
                                   (unaudited)
(unaudited)
                                   ------------   ------------  ------------
------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ..............  $          0   $    255,532  $    273,914   $
         0   $    589,378   $    295,800
                                   ------------   ------------  ------------
------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ....        19,656         67,287        71,439
   102,062        491,115        411,889
   Reimbursement for excess
      expenses [Note 5D] ........             0              0             0
         0              0              0
                                   ------------   ------------  ------------
------------   ------------   ------------
NET EXPENSES ....................        19,656         67,287        71,439
   102,062        491,115        411,889
                                   ------------   ------------  ------------
------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ....       (19,656)       188,245       202,475
  (102,062)        98,263       (116,089)
                                   ------------   ------------  ------------
------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions
      received ..................             0        894,397     1,332,460
         0      5,399,070        518,662
  Realized gain (loss) on shares
      redeemed ..................         9,024         19,473       244,341
    40,089        546,962      1,889,924
  Net change in unrealized gain
      (loss) on investments .....      (492,189)       524,291      (422,725)
(8,965,221)   (21,942,646)    25,916,670
                                   ------------   ------------  ------------
------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ..      (483,165)     1,438,161     1,154,076
(8,925,132)   (15,996,614)    28,325,256
                                   ------------   ------------  ------------
------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ..................  $   (502,821)  $  1,626,406  $  1,356,551   $
(9,027,194)  $(15,898,351)  $ 28,209,167
                                   ============   ============  ============
============   ============   ============

                                             SUBACCOUNTS (Continued)
                                   ------------------------------------------
                                                   Prudential
                                                    Jennison
                                                   Portfolio
                                   ------------------------------------------
                                    01/01/2001     01/01/2000     01/01/1999
                                        to            to             to
                                    03/31/2001     12/31/2000     12/31/1999
                                   (unaudited)
                                   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ..............  $          0   $     21,894   $     22,451
                                   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ....        41,695        197,538         81,659
   Reimbursement for excess
      expenses [Note 5D] ........             0              0              0
                                   ------------   ------------   ------------
NET EXPENSES ....................        41,695        197,538         81,659
                                   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ....       (41,695)      (175,644)       (59,208)
                                   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions
      received ..................             0      4,317,956        970,020
  Realized gain (loss) on shares
      redeemed ..................    (1,686,408)        22,827        108,823
  Net change in unrealized gain
      (loss) on investments .....    (3,264,614)   (11,283,218)     4,732,816
                                   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ..    (4,951,022)    (6,942,435)     5,811,659
                                   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ..................  $ (4,992,717)  $ (7,118,079)  $  5,752,451
                                   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999

                                                           SUBACCOUNTS

-----------------------------------------------------
                                             T. Rowe Price
                                             International                 AIM
V.I.
                                                 Stock
Value
                                               Portfolio
Fund
                                      -------------------------
-------------------------
                                       01/01/2001   05/01/2000     01/01/2001
05/01/2000
                                          to           to             to
   to
                                       03/31/2001   12/31/2000     03/31/2001
12/31/2000
                                      (unaudited)
(unaudited)
                                      -----------   -----------   -----------
-----------
INVESTMENT INCOME
   Dividend income .................  $         0   $        27   $         0
$       404
                                      -----------   -----------   -----------
-----------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] .......          111            15           697
       956
   Reimbursement for excess
      expenses [Note 5D] ...........            0             0             0
         0
                                      -----------   -----------   -----------
-----------
NET EXPENSES .......................          111            15           697
       956
                                      -----------   -----------   -----------
-----------

NET INVESTMENT INCOME (LOSS) .......         (111)           12          (697)
      (552)
                                      -----------   -----------   -----------
-----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions
      received .....................            0           130             0
    14,073
  Realized gain (loss) on shares
      redeemed .....................         (106)         (789)       (1,674)
      (478)
  Net change in unrealized gain
      (loss) on investments ........      (11,890)         (265)      (35,257)
   (78,145)
                                      -----------   -----------   -----------
-----------

NET GAIN (LOSS) ON INVESTMENTS .....      (11,996)         (924)      (36,931)
   (64,550)
                                      -----------   -----------   -----------
-----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS .....................  $   (12,107)  $      (912)  $   (37,628)
$   (65,102)
                                      ===========   ===========   ===========
===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                                                                   SUBACCOUNTS
(Continued)

--------------------------------------------------------------------------------
-
                                                                            MFS
                                             Janus Aspen
Emerging                    Franklin
                                                Growth
Growth                    Small Cap
                                              Portfolio
Series                       Fund
                                      -------------------------
-------------------------   -------------------------
                                       01/01/2001    05/01/2000    01/01/2001
05/01/2000    01/01/2001    05/01/2000
                                          to             to           to
   to            to            to
                                       03/31/2001    12/31/2000    03/31/2001
12/31/2000    03/31/2001    12/31/2000
                                      (unaudited)                 (unaudited)
             (unaudited)
                                      -----------   -----------   -----------
-----------   -----------   -----------
INVESTMENT INCOME
   Dividend income .................  $         0   $        14   $         0
$         0   $         0   $         0
                                      -----------   -----------   -----------
-----------   -----------   -----------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] .......          473            17           109
       156           123            57
   Reimbursement for excess
      expenses [Note 5D] ...........            0             0             0
         0             0             0
                                      -----------   -----------   -----------
-----------   -----------   -----------
NET EXPENSES .......................          473            17           109
       156           123            57
                                      -----------   -----------   -----------
-----------   -----------   -----------

NET INVESTMENT INCOME (LOSS) .......         (473)           (3)         (109)
      (156)         (123)          (57)
                                      -----------   -----------   -----------
-----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions
      received .....................            0             0             0
         0             0             0
  Realized gain (loss) on shares
      redeemed .....................         (212)          (17)       (3,310)
      (390)         (469)          (50)
  Net change in unrealized gain
      (loss) on investments ........      (78,505)       (1,353)      (13,589)
   (14,321)      (21,057)       (2,730)
                                      -----------   -----------   -----------
-----------   -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS .....      (78,717)       (1,370)      (16,899)
   (14,711)      (21,526)       (2,780)
                                      -----------   -----------   -----------
-----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS .....................  $   (79,190)  $    (1,373)  $   (17,008)
$   (14,867)  $   (21,649)  $    (2,837)
                                      ===========   ===========   ===========
===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999


SUBACCOUNTS

--------------------------------------------------------------------------------
-------------
                                                      Prudential
                     Prudential
                                                     Money Market
                  Diversified Bond
                                                       Portfolio
                      Portfolio

---------------------------------------------
---------------------------------------------
                                       01/01/2001     01/01/2000      01/01/1999
     01/01/2001      01/01/2000      01/01/1999
                                          to             to              to
        to              to              to
                                       03/31/2001     12/31/2000      12/31/1999
     03/31/2001      12/31/2000      12/31/1999
                                      (unaudited)
     (unaudited)
                                     -------------   -------------
-------------   -------------   -------------   -------------
OPERATIONS
  Net investment income (loss) ....  $      92,325   $     399,289   $
319,686   $     (34,325)  $   1,325,784   $    (137,770)
  Capital gains distributions
     received .....................              0               0
0               0           2,919          67,535
  Realized gain (loss) on shares
     redeemed .....................              0               0
0          41,108          53,547          41,756
  Net change in unrealized gain
     (loss) on investments ........              0               0
0         953,510         665,982        (295,317)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................         92,325         399,289
319,686         960,293       2,048,232        (323,796)
                                     -------------   -------------
-------------   -------------   -------------   -------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....        899,437       1,417,335
18,255         252,711         949,512         485,236
  Policy Loans ....................        (28,872)       (451,268)
(182,692)       (190,078)       (823,629)       (553,832)
  Policy Loan Repayments and
     Interest .....................         39,650         114,450
204,337          84,309         412,241         509,659
  Surrenders, Withdrawals and
     Death Benefits ...............       (141,288)       (530,444)
(433,849)       (212,734)       (794,828)     (1,188,933)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................       (694,490)       (748,090)
252,166        (155,631)       (105,737)       (351,534)
  Withdrawal and Other Charges ....        (61,076)       (234,773)
(231,397)       (139,333)       (535,298)       (571,355)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................         13,361        (432,790)
(373,180)       (360,756)       (897,739)     (1,670,759)
                                     -------------   -------------
-------------   -------------   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................        105,686         (33,501)
(53,494)        599,537       1,150,493      (1,994,555)

NET ASSETS
  Beginning of period .............      7,387,175       7,420,676
7,474,170      24,488,433      23,337,940      25,332,495
                                     -------------   -------------
-------------   -------------   -------------   -------------
  End of period ...................  $   7,492,861   $   7,387,175   $
7,420,676   $  25,087,970   $  24,488,433   $  23,337,940
                                     =============   =============
=============   =============   =============   =============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-------------
                                                      Prudential
                     Prudential
                                                        Equity
                 Flexible Managed
                                                      Portfolio
                     Portfolio

---------------------------------------------
---------------------------------------------
                                       01/01/2001     01/01/2000      01/01/1999
      01/01/2001      01/01/2000      01/01/1999
                                          to             to              to
         to              to              to
                                       03/31/2001     12/31/2000      12/31/1999
      03/31/2001      12/31/2000      12/31/1999
                                      (unaudited)
     (unaudited)
                                     -------------   -------------
-------------   -------------   -------------   -------------
OPERATIONS
  Net investment income (loss) ....  $    (208,467)  $   2,423,866   $
2,257,898   $    (209,503)  $   7,514,087   $    (953,894)
  Capital gains distributions
     received .....................              0      28,254,310
22,859,279               0       3,321,644       2,827,339
  Realized gain (loss) on shares
     redeemed .....................        119,293       5,712,248
5,681,025          21,836       1,182,171       1,322,321
  Net change in unrealized gain
     (loss) on investments ........    (17,372,018)    (31,851,882)
(9,060,032)    (16,090,845)    (16,361,667)     14,382,751
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................    (17,461,192)      4,538,542
21,738,170     (16,278,512)     (4,343,765)     17,578,517
                                     -------------   -------------
-------------   -------------   -------------   -------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....      1,860,742       6,903,314
484,980       4,014,573      14,061,606       4,963,270
  Policy Loans ....................     (1,132,042)     (5,748,041)
(5,865,015)     (1,524,757)     (6,167,119)     (7,384,636)
  Policy Loan Repayments and
     Interest .....................      1,035,080       4,060,348
5,452,661       1,413,320       5,589,669       7,010,849
  Surrenders, Withdrawals and
     Death Benefits ...............     (1,928,308)     (7,764,547)
(7,992,313)     (3,370,495)    (12,338,277)    (10,727,647)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................       (110,615)    (18,619,709)
(3,629,986)       (513,473)     (7,239,375)     (4,161,991)
  Withdrawal and Other Charges ....     (1,177,606)     (4,763,451)
(5,119,578)     (2,192,232)     (9,108,467)     (9,811,225)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................     (1,452,749)    (25,932,086)
(16,669,251)     (2,173,064)    (15,201,963)    (20,111,380)
                                     -------------   -------------
-------------   -------------   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................    (18,913,941)    (21,393,544)
5,068,919     (18,451,576)    (19,545,728)     (2,532,863)

NET ASSETS
  Beginning of period .............    172,538,264     193,931,808
188,862,889     226,906,896     246,452,624     248,985,487
                                     -------------   -------------
-------------   -------------   -------------   -------------
  End of period ...................  $ 153,624,323   $ 172,538,264   $
193,931,808   $ 208,455,320   $ 226,906,896   $ 246,452,624
                                     =============   =============
=============   =============   =============   =============

                                                 SUBACCOUNTS (Continued)

---------------------------------------------
                                                       Prudential
                                                 Conservative Balanced
                                                       Portfolio

---------------------------------------------
                                       01/01/2001      01/01/2000
01/01/1999
                                          to              to              to
                                       03/31/2001      12/31/2000
12/31/1999
                                      (unaudited)
                                     -------------   -------------
-------------
OPERATIONS
  Net investment income (loss) ....  $    (119,412)  $   3,550,977   $
4,161,976
  Capital gains distributions
     received .....................              0         823,803
658,398
  Realized gain (loss) on shares
     redeemed .....................         24,372         573,190
787,439
  Net change in unrealized gain
     (loss) on investments ........     (4,905,871)     (5,935,872)
1,388,838
                                     -------------   -------------
-------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................     (5,000,911)       (987,902)
6,996,651
                                     -------------   -------------
-------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....      1,988,899       7,155,408
2,955,315
  Policy Loans ....................       (690,096)     (2,686,924)
(2,889,851)
  Policy Loan Repayments and
     Interest .....................        472,196       2,275,856
2,927,288
  Surrenders, Withdrawals and
     Death Benefits ...............     (1,414,876)     (5,277,744)
(5,619,206)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................       (197,426)     (3,856,084)
(2,179,539)
  Withdrawal and Other Charges ....     (1,116,402)     (4,635,229)
(4,974,621)
                                     -------------   -------------
-------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................       (957,705)     (7,024,717)
(9,780,614)
                                     -------------   -------------
-------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................     (5,958,616)     (8,012,619)
(2,783,963)

NET ASSETS
  Beginning of period .............    107,371,347     115,383,966
118,167,929
                                     -------------   -------------
-------------
  End of period ...................  $ 101,412,731   $ 107,371,347   $
115,383,966
                                     =============   =============
=============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999


SUBACCOUNTS

--------------------------------------------------------------------------------
-------
                                                       Prudential
                  Prudential
                                                    High Yield Bond
                 Stock Index
                                                        Portfolio
                   Portfolio

------------------------------------------
------------------------------------------
                                        01/01/2001     01/01/2000     01/01/1999
    01/01/2001     01/01/2000     01/01/1999
                                            to            to             to
       to             to             to
                                        03/31/2001     12/31/2000     12/31/1999
    03/31/2001     12/31/2000     12/31/1999
                                       (unaudited)
   (unaudited)
                                       ------------   ------------
------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ......  $    (45,925)  $  3,367,669   $
(108,034)  $   (124,558)  $    239,991   $    324,207
  Capital gains distributions
     received .......................             0              0
0              0      3,072,410        976,749
  Realized gain (loss) on
     shares redeemed ................       (17,641)      (102,471)
(217,380)       271,165        618,918      4,605,818
  Net change in unrealized gain
     (loss) on investments ..........     1,170,841     (5,925,033)
1,589,321    (10,639,925)   (13,317,734)     8,162,150
                                       ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..     1,107,275     (2,659,835)
1,263,907    (10,493,318)    (9,386,415)    14,068,924
                                       ------------   ------------
------------   ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......       501,050        357,729
247,400        936,655      1,662,388        836,738
  Policy Loans ......................       (18,870)      (118,636)
(145,200)      (331,585)    (1,030,955)      (768,138)
  Policy Loan Repayments and
     Interest .......................        22,522        104,423
288,800        170,772        557,262        641,476
  Surrenders, Withdrawals and
     Death Benefits .................       (86,638)      (446,020)
(164,918)      (562,115)    (1,876,277)    (1,093,052)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .........................     4,915,765       (618,028)
(3,734,139)    (4,716,425)    14,910,332     (6,699,608)
  Withdrawal and Other Charges ......       (71,593)      (283,224)
(332,102)      (245,663)      (944,712)      (876,437)
                                       ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .........................     5,262,236     (1,003,756)
(3,840,159)    (4,748,361)    13,278,038     (7,959,021)
                                       ------------   ------------
------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ........................     6,369,511     (3,663,591)
(2,576,252)   (15,241,679)     3,891,623      6,109,903

NET ASSETS
  Beginning of period ...............    28,433,502     32,097,093
34,673,345     88,294,590     84,402,967     78,293,064
                                       ------------   ------------
------------   ------------   ------------   ------------
  End of period .....................  $ 34,803,013   $ 28,433,502   $
32,097,093   $ 73,052,911   $ 88,294,590   $ 84,402,967
                                       ============   ============
============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-------
                                                       Prudential
                  Prudential
                                                          Value
                     Global
                                                        Portfolio
                   Portfolio

------------------------------------------
------------------------------------------
                                        01/01/2001     01/01/2000     01/01/1999
    01/01/2001     01/01/2000     01/01/1999
                                            to            to             to
       to             to             to
                                        03/31/2001     12/31/2000     12/31/1999
    03/31/2001     12/31/2000     12/31/1999
                                       (unaudited)
   (unaudited)
                                       ------------   ------------
------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ......  $    (19,656)  $    188,245   $
202,475   $   (102,062)  $     98,263   $   (116,089)
  Capital gains distributions
     received .......................             0        894,397
1,332,460              0      5,399,070        518,662
  Realized gain (loss) on
     shares redeemed ................         9,024         19,473
244,341         40,089        546,962      1,889,924
  Net change in unrealized gain
     (loss) on investments ..........      (492,189)       524,291
(422,725)    (8,965,221)   (21,942,646)    25,916,670
                                       ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..      (502,821)     1,626,406
1,356,551     (9,027,194)   (15,898,351)    28,209,167
                                       ------------   ------------
------------   ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......       123,090        547,515
93,369        116,015        (36,670)    (1,977,776)
  Policy Loans ......................       (57,412)      (231,609)
(299,074)       (60,427)      (228,803)      (156,604)
  Policy Loan Repayments and
     Interest .......................        67,579        194,515
310,105         22,844        142,448        170,944
  Surrenders, Withdrawals and
     Death Benefits .................      (117,165)      (320,926)
(501,214)       (55,986)      (747,884)       (19,903)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .........................       913,240       (492,258)
(548,343)       (72,655)     3,209,197     (5,578,438)
  Withdrawal and Other Charges ......       (86,402)      (305,866)
(331,274)      (126,352)      (517,820)      (418,808)
                                       ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .........................       842,930       (608,629)
(1,276,431)      (176,561)     1,820,468     (7,980,585)
                                       ------------   ------------
------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ........................       340,109      1,017,777
80,120     (9,203,755)   (14,077,883)    20,228,582

NET ASSETS
  Beginning of period ...............    12,911,064     11,893,287
11,813,167     70,656,692     84,734,575     64,505,993
                                       ------------   ------------
------------   ------------   ------------   ------------
  End of period .....................  $ 13,251,173   $ 12,911,064   $
11,893,287   $ 61,452,937   $ 70,656,692   $ 84,734,575
                                       ============   ============
============   ============   ============   ============

                                                SUBACCOUNTS (Continued)

------------------------------------------
                                                       Prudential
                                                        Jennison
                                                       Portfolio

------------------------------------------
                                        01/01/2001     01/01/2000     01/01/1999
                                            to            to             to
                                        03/31/2001     12/31/2000     12/31/1999
                                       (unaudited)
                                       ------------   ------------
------------
OPERATIONS
  Net investment income (loss) ......  $    (41,695)      (175,644)
(59,208)
  Capital gains distributions
     received .......................             0      4,317,956
970,020
  Realized gain (loss) on
     shares redeemed ................    (1,686,408)        22,827
108,823
  Net change in unrealized gain
     (loss) on investments ..........    (3,264,614)   (11,283,218)
4,732,816
                                       ------------   ------------
------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..    (4,992,717)    (7,118,079)
5,752,451
                                       ------------   ------------
------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......     1,319,484      1,004,701
918,991
  Policy Loans ......................      (257,733)      (876,131)
(541,040)
  Policy Loan Repayments and
     Interest .......................       102,622        501,862
423,520
  Surrenders, Withdrawals and
     Death Benefits .................      (305,326)      (825,690)
(548,558)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .........................    (5,423,939)    13,062,339
12,249,824
  Withdrawal and Other Charges ......      (176,588)      (646,100)
(318,494)
                                       ------------   ------------
------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .........................    (4,741,480)    12,220,981
12,184,243
                                       ------------   ------------
------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS ........................    (9,734,197)     5,102,902
17,936,694

NET ASSETS
  Beginning of period ...............    30,479,300     25,376,398
7,439,704
                                       ------------   ------------
------------
  End of period .....................  $ 20,745,103   $ 30,479,300   $
25,376,398
                                       ============   ============
============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the three months ended March 31, 2001 and the years ended December 31, 2000 and 1999

                                                               SUBACCOUNTS

-----------------------------------------------------
                                                T. Rowe Price
                                                International
AIM V.I.
                                                    Stock
  Value
                                                  Portfolio
Fund
                                          -------------------------
-------------------------
                                           01/01/2001   05/01/2000
01/01/2001    05/01/2000
                                              to           to             to
       to
                                           03/31/2001   12/31/2000
03/31/2001    12/31/2000
                                          (unaudited)
(unaudited)
                                          -----------   -----------
-----------   -----------
OPERATIONS
  Net investment income (loss) .........  $      (111)  $        12   $
(697)  $      (552)
  Capital gains distributions
     received ..........................            0           130
0        14,073
  Realized gain (loss) on shares
     redeemed ..........................         (106)         (789)
(1,674)         (478)
  Net change in unrealized gain
     (loss) on investments .............      (11,890)         (265)
(35,257)      (78,145)
                                          -----------   -----------
-----------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .....      (12,107)         (912)
(37,628)      (65,102)
                                          -----------   -----------
-----------   -----------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ..........           15            54
133             6
  Policy Loans .........................            0             0
0             0
  Policy Loan Repayments and
     Interest ..........................            0             0
0             0
  Surrenders, Withdrawals and
     Death Benefits ....................            0             0
0             0
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate Option ..       93,516         6,692
7,310       384,483
  Withdrawal and Other Charges .........         (387)         (167)
(1,454)       (1,845)
                                          -----------   -----------
-----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS ........       93,144         6,579
5,989       382,644
                                          -----------   -----------
-----------   -----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...............................       81,037         5,667
(31,639)      317,542

NET ASSETS
  Beginning of period ..................        5,667             0
317,542             0
                                          -----------   -----------
-----------   -----------
  End of period ........................  $    86,704   $     5,667   $
285,903   $   317,542
                                          ===========   ===========
===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-

MFS
                                                 Janus Aspen
Emerging                    Franklin
                                                    Growth
Growth                     Small Cap
                                                  Portfolio
Series                        Fund
                                          -------------------------
-------------------------   -------------------------
                                           01/1/2001    05/01/2000
01/01/2001    05/1/2000     01/01/2001    05/01/2000
                                              to           to             to
       to            to            to
                                           03/31/2001   12/31/2000
03/31/2001    12/31/2000    03/31/2001    12/31/2000
                                          (unaudited)
(unaudited)                 (unaudited)
                                          -----------   -----------
-----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss) .........  $      (473)  $        (3)  $
(109)  $      (156)  $      (123)  $       (57)
  Capital gains distributions
     received ..........................            0             0
0             0             0             0
  Realized gain (loss) on shares
     redeemed ..........................         (212)          (17)
(3,310)         (390)         (469)          (50)
  Net change in unrealized gain
     (loss) on investments .............      (78,505)       (1,353)
(13,589)      (14,321)      (21,057)       (2,730)
                                          -----------   -----------
-----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .....      (79,190)       (1,373)
(17,008)      (14,867)      (21,649)       (2,837)
                                          -----------   -----------
-----------   -----------   -----------   -----------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ..........           (4)        4,423
164            25           177           (51)
  Policy Loans .........................            0             0
0             0             0             0
  Policy Loan Repayments and
     Interest ..........................            0             0
0             0             0             0
  Surrenders, Withdrawals and
     Death Benefits ....................            0             0
0             0             0             0
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate Option ..      428,551        15,791
5,166        70,208        96,636        15,638
  Withdrawal and Other Charges .........       (1,433)         (278)
(635)         (795)         (379)         (377)
                                          -----------   -----------
-----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS ........      427,114        19,936
4,695        69,438        96,434        15,210
                                          -----------   -----------
-----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...............................      347,924        18,563
(12,313)       54,571        74,785        12,373

NET ASSETS
  Beginning of period ..................       18,563             0
54,571             0        12,373             0
                                          -----------   -----------
-----------   -----------   -----------   -----------
  End of period ........................  $   366,487   $    18,563   $
42,258   $    54,571   $    87,158   $    12,373
                                          ===========   ===========
===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A22

                      NOTES TO FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                           March 31, 2001 (unaudited)

Note 1:   General

          Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider"), effective November 10, 1999 Pruco Life of New Jersey PruSelect III ("PSEL III"), effective May 1, 2000 Pruco Life of New Jersey Survivorship Variable Universal Life ("SVUL") and effective February 12, 2001 Pruco Life of New Jersey PruLife Custom Premier ("VUL") contracts are invested in the Account.

          The Account is registered under the Investment Company act of 1940, as amended, as a unit investment trust. There are fifty-one subaccounts within the Account, thirty-six of which are available to SVUL contract owners. Each subaccount invests in its corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or its corresponding non-Prudential administered fund. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

          Beginning August 6, 2001, the following twenty additional Series Fund administered subaccounts will become available to Survivorship Variable Universal Life contract owners: SP Alliance Large Cap Growth Portfolio, SP Davis Value Portfolio, SP Small/Mid Cap Value Portfolio, SP INVESCO Small Company Growth Portfolio, SP PIMCO Total Return Portfolio, SP PIMCO High Yield Portfolio, SP Large Cap Value
          Portfolio, SP AIM Growth & Income Portfolio, SP MFS Capital Opportunities Portfolio, SP Strategic Partners Focused Growth Portfolio, SP MFS Mid-Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP AIM Aggressive Growth Portfolio, SP Alliance Technology Portfolio, SP Conservative Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Growth Asset Allocation Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP Jennison International Growth Portfolio and SP Deutsche International Equity Portfolio.

          New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by the contract owners existing at that date will continue to be received by the Account.

          At March 31, 2001, there were no balances pertaining to PruLife Custom Premier in the subaccounts investing in the Series Fund or the non-Prudential administered funds.

Note 2:   Significant Accounting Policies

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments - The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions - Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                      A16

Note 3: Investment Information for The Pruco Life of New Jersey Variable Appreciable Account

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at March 31, 2001 were as follows:
          (unaudited)

                                 Prudential      Prudential
  Prudential       Prudential
                                    Money       Diversified       Prudential
   Flexible       Conservative
                                   Market           Bond            Equity
    Managed         Balanced
                                 Portfolio       Portfolio        Portfolio
  Portfolio        Portfolio
                              --------------   --------------   --------------
--------------   --------------
Number of shares (rounded):          749,286        2,135,146        6,973,415
    13,580,151        7,269,730
Net asset value per share:    $        10.00   $        11.75   $        22.03
$        15.35   $        13.95
Cost:                         $    7,492,861   $   23,014,550   $  156,660,331
$  218,758,062   $  103,380,752

                                 Prudential      Prudential
                                 High Yield         Stock         Prudential
  Prudential       Prudential
                                    Bond            Index           Value
    Global          Jennison
                                 Portfolio        Portfolio       Portfolio
  Portfolio         Portfolio
                              --------------   --------------   --------------
--------------   --------------
Number of shares (rounded):        5,421,030        2,144,200          670,945
     2,980,259        1,083,295
Net asset value per share:    $         6.42   $        34.07   $        19.75
$        20.62   $        19.15
Cost:                         $   40,050,807   $   71,045,260   $   12,510,955
$   59,584,331   $   28,559,434

                              T. Rowe Price
                              International       Aim V.I.        Janus Aspen
     MFS            Franklin
                                  Stock            Value             Growth
Emerging Growth      Small Cap
                                Portfolio           Fund           Portfolio
    Series            Fund
                              --------------   --------------   --------------
---------------   --------------
Number of shares (rounded):            6,784           11,804           16,727
         2,057            5,197
Net asset value per share:    $        12.78   $        24.22   $        21.91
$        20.54   $        16.77
Cost:                         $       98,859   $      399,305   $      446,345
$       70,168   $      110,945


                                      A17

Note 4:   Contract Owner Unit Information

          Outstanding contract owner units (rounded), unit values and total value of contract owner equity at March 31, 2001 were as follows:
          (unaudited)


      SUBACCOUNTS

--------------------------------------------------------------------
                                                            Prudential
Prudential                  Prudential    Prudential
                                                              Money
Diversified    Prudential     Flexible    Conservative
                                                              Market
Bond         Equity       Managed       Balanced
                                                            Portfolio
Portfolio     Portfolio     Portfolio     Portfolio
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Units Outstanding (VAL - rounded)  .......     3,332,464
7,387,279    20,635,834    42,001,942    23,645,468
Unit Value (VAL) ........................................  $    2.15083  $
3.39472  $    7.44103  $    4.64957  $    3.91052
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL)  ............................  $  7,167,563  $
25,077,743  $153,551,861  $195,290,970  $ 92,466,074
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded)  ..       N/A
N/A           N/A         4,153,318     3,272,105
Unit Value (PRUvider) ...................................  $    N/A      $
N/A      $    N/A      $    3.16740  $    2.73157
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider)  .......................  $    N/A      $
N/A      $    N/A      $ 13,155,219  $  8,937,984
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded)  ..       140,612
   0             0             0             0
Unit Value (PSEL III)  ..................................  $    1.08288  $
1.13223  $    0.97534  $    0.94646  $    0.97290
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III)  .......................  $    152,266  $
   0  $          0  $          0  $          0
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded)  ......       165,180
9,005        76,043         9,936         9,135
Unit Value (SVUL)  ......................................  $    1.04754  $
1.13568  $    0.95290  $    0.91902  $    0.94936
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL)  ...........................  $    173,032  $
10,227  $     72,462  $      9,131  $      8,673
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (VUL - rounded)  .......             0
   0             0       N/A           N/A
Unit Value (VUL)  .......................................  $    1.00376  $
100,924  $    0.94408  $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VUL)  ............................  $          0  $
   0  $          0  $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity .............................  $  7,492,861  $
25,087,970  $153,624,323  $208,455,320  $101,412,731
                                                           ============
============  ============  ============  ============


SUBACCOUNTS (Continued)

--------------------------------------------------------------------
                                                            Prudential
Prudential
                                                            High Yield
Stock       Prudential    Prudential    Prudential
                                                               Bond
Index         Value         Global       Jennison
                                                            Portfolio
Portfolio     Portfolio     Portfolio     Portfolio
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (VAL - rounded) ........    14,664,148
14,756,154     2,534,976    33,240,754     8,377,261
Unit Value (VAL) ........................................  $    2.37314  $
4.93555  $    5.21454  $    1.84750  $    2.46330
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL) .............................  $ 34,800,076  $
72,829,735  $ 13,218,736  $ 61,412,294  $ 20,635,706
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded) ...       N/A
N/A           N/A           N/A           N/A
Unit Value (PRUvider)  ..................................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider) ........................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded)  ..             0
   0             0             0             0
Unit Value (PSEL III) ...................................  $    0.98048  $
0.86129  $    1.19655  $    0.86590  $    0.79732
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III) ........................  $          0  $
   0  $          0  $          0  $          0
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded) .......         3,024
274,617        28,285        56,027       164,504
Unit Value (SVUL) .......................................  $    0.97120  $
0.81268  $    1.14680  $    0.72543  $    0.66501
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL) ............................  $      2,937  $
223,176  $     32,437  $     40,643  $    109,397
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (VUL - rounded)  .......             0
   0       N/A           N/A                 0
Unit Value (VUL)  .......................................  $    0.97546  $
0.94048  $    N/A      $    N/A      $    0.93260
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VUL)  ............................  $          0  $
   0  $    N/A      $    N/A      $          0
                                                           ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity .............................  $ 34,803,013  $
73,052,911  $ 13,251,173  $ 61,452,937  $ 20,745,103
                                                           ============
============  ============  ============  ============


                                      A18

Note 4:              Contract Owner Unit Information (Continued)


 SUBACCOUNTS (Continued)

---------------------------------------------------------------------
                                                          T. Rowe Price
                        MFS
                                                          International    Aim
V.I.     Janus Aspen    Emerging      Franklin
                                                              Stock
Value         Growth       Growth      Small Cap
                                                            Portfolio
Fund        Portfolio      Series         Fund
                                                          -------------
------------  ------------  ------------  ------------
Contract Owner Units Outstanding (VAL - rounded)  .......       N/A
N/A           N/A           N/A           N/A
Unit Value (VAL) ........................................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL) .............................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded)  ..       N/A
N/A           N/A           N/A           N/A
Unit Value (PRUvider)  ..................................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider) ........................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded)  ..             0
   0             0             0             0
Unit Value (PSEL III)  ..................................  $    0.81908  $
0.83297  $    0.80091  $    0.79643  $    0.65887
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III) ........................  $          0  $
   0  $          0  $          0  $          0
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded)  ......       117,750
387,010       530,181        71,847       129,311
Unit Value (SVUL)  ......................................  $    0.73634  $
0.73875  $    0.69125  $    0.58816  $    0.67402
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL) ............................  $     86,704  $
285,903  $    366,487  $     42,258  $     87,158
                                                           ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (VUL - rounded)  .......       N/A
N/A           N/A           N/A           N/A
Unit Value (VUL)  .......................................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VUL)  ............................  $    N/A      $
N/A      $    N/A      $    N/A      $    N/A
                                                           ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity .............................  $     86,704  $
285,903  $    366,487  $     42,258  $     87,158
                                                           ============
============  ============  ============  ============


                                      A19

Note 5:   Charges and Expenses

          A. Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of up to 0.60%, 0.90%, 0.50%, 0.90% and 0.45% are applied daily against the net assets representing equity of VAL, PRUvider, PruSelect III, SVUL and VUL contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. Pruco Life of New Jersey currently intends to charge only 0.25% on PruSelect III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life of New Jersey intends to charge only 0.25% but reserves the right to charge 0.45%.

          B. Deferred Sales Charge

          A deferred sales charge is imposed upon surrenders of certain VAL, PRUvider, SVUL and VUL contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

          C. Partial Withdrawal Charge

          A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PruSelect III, SVUL or VUL contract, respectively.

          D. Expense Reimbursement

          The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

          E. Cost of Insurance and Other Related Charges

          Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1)
          transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

Note 6:   Taxes

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                      A20

Note 7:   Unit Activity

          Transactions in units (including transfers among subaccounts) for the three months ended March 31, 2001 and the years ended December 31 2000, and 1999 were as follows:


SUBACCOUNTS

--------------------------------------------------------------------------------
-----------------
                                                   Prudential
                    Prudential
                                                  Money Market
                 Diversified Bond
                                                   Portfolio
                     Portfolio

-------------------------------------------------
--------------------------------------------
                                     2001            2000             1999
        2001           2000           1999

-------------------------------------------------
--------------------------------------------
Contract Owner Contributions:         1,041,106       1,942,266        1,394,252
        1,094,516         683,886     1,817,938
Contract Owner Redemptions:            (999,896)     (2,035,300)
(1,583,513)       (1,197,400)       (981,340)   (2,374,019)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-----------------
                                                   Prudential
                    Prudential
                                                     Equity
                 Flexible Managed
                                                   Portfolio
                     Portfolio

-------------------------------------------------
--------------------------------------------
                                     2001            2000             1999
        2001           2000           1999

-------------------------------------------------
--------------------------------------------
Contract Owner Contributions:           435,445       1,560,425        1,053,096
        1,149,855       4,041,146     2,928,417
Contract Owner Redemptions:            (613,820)     (4,722,060)
(3,213,126)       (1,577,467)     (6,990,317)   (6,981,723)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-----------------
                                                   Prudential
                    Prudential
                                             Conservative Balanced
                  High Yield Bond
                                                   Portfolio
                     Portfolio

-------------------------------------------------
--------------------------------------------
                                     2001            2000             1999
        2001           2000           1999

-------------------------------------------------
--------------------------------------------
Contract Owner Contributions:           657,343       2,331,679        2,742,649
        2,249,375         265,372    10,923,909
Contract Owner Redemptions:            (883,677)     (4,008,763)
(5,207,302)          (93,296)       (680,602)  (12,518,142)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-----------------
                                                   Prudential
                    Prudential
                                                  Stock Index
                       Value
                                                   Portfolio
                     Portfolio

-------------------------------------------------
--------------------------------------------
                                     2001            2000             1999
        2001           2000           1999

-------------------------------------------------
--------------------------------------------
Contract Owner Contributions:           369,404       3,205,888       10,650,541
          222,064         310,937       214,150
Contract Owner Redemptions:          (1,242,120)       (910,208)
(12,168,789)          (65,237)       (430,110)     (494,521)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-----------------
                                                   Prudential
                    Prudential
                                                     Global
                     Jennison
                                                   Portfolio
                     Portfolio

-------------------------------------------------
--------------------------------------------
                                     2001            2000             1999
        2001           2000           1999

-------------------------------------------------
--------------------------------------------
Contract Owner Contributions:           188,502       1,770,930       31,717,854
          782,287       4,440,077     4,934,733
Contract Owner Redemptions:            (275,608)     (1,120,283)
(35,712,959)       (2,659,787)     (1,064,529)     (810,425)

                                                         SUBACCOUNTS (Continued)

--------------------------------------------------------------------------
                                         T. Rowe Price
        AIM V.I.
                                      International Stock
         Value
                                           Portfolio
          Fund
                                --------------------------------
-------------------------
                                     2001            2000
   2001        2000
                                --------------------------------
-------------------------
Contract Owner Contributions:           113,872          21,479
    13,230       382,505
Contract Owner Redemptions:              (2,634)        (14,967)
    (6,583)       (2,142)

                                                         SUBACCOUNTS (Continued)

--------------------------------------------------------------------------
                                          Janus Aspen
          MFS
                                            Growth
    Emerging Growth
                                           Portfolio
         Series
                                --------------------------------
-------------------------
                                     2001            2000
   2001        2000
                                --------------------------------
-------------------------
Contract Owner Contributions:           509,876          22,488
    17,040        68,452
Contract Owner Redemptions:              (1,865)           (318)
   (11,124)       (2,521)

                                    SUBACCOUNTS (Continued)
                                --------------------------------
                                           Franklin
                                           Small Cap
                                             Fund
                                --------------------------------
                                     2001            2000
                                --------------------------------
Contract Owner Contributions:           118,793          14,932
Contract Owner Redemptions:              (4,012)           (402)


                                      A21

Note 8:   Purchases and Sales of Investments

          The   aggregate   costs  of  purchases  and  proceeds  from  sales  of
          investments in the Series Fund and the non-Prudential administered funds for the three months ended March 31, 2001 were as follows:

                        Prudential       Prudential
Prudential
                          Money         Diversified       Prudential
Flexible
                          Market            Bond            Equity
Managed
                        Portfolio        Portfolio        Portfolio
Portfolio
                      --------------   --------------   --------------
--------------
Purchases ..........  $    1,120,261   $      171,502   $      377,675   $
367,483
Sales ..............  $   (1,117,567)  $     (566,583)  $   (2,038,891)  $
(2,750,050)

                        Prudential       Prudential       Prudential
                       Conservative      High Yield         Stock
Prudential
                         Balanced           Bond            Index
Value
                        Portfolio        Portfolio        Portfolio
Portfolio
                      --------------   --------------   --------------
--------------
Purchases ..........  $      175,719   $    5,337,357   $      192,776   $
900,726
Sales ..............  $   (1,252,835)  $     (121,046)  $   (5,065,695)  $
(77,452)

                                                        T. Rowe Price
                        Prudential       Prudential     International       AIM
V.I.
                          Global          Jennison          Stock
Value
                        Portfolio        Portfolio        Portfolio
Fund
                      --------------   --------------   --------------
--------------
Purchases ..........  $       84,443   $      417,661   $       95,324   $
11,200
Sales ..............  $     (363,065)  $   (5,200,835)  $       (2,291)  $
(5,909)

                                            MFS
                       Janus Aspen        Emerging         Franklin
                          Growth           Growth         Small Cap
                        Portfolio          Series            Fund
                      --------------   --------------   --------------
Purchases ..........  $      428,550   $       12,527   $       99,564
Sales ..............  $       (1,909)  $       (7,941)  $       (3,254)


                                      A22

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000


 SUBACCOUNTS

-------------------------------------------------------------------
                                                        Prudential   Prudential
                Prudential    Prudential
                                                          Money     Diversified
  Prudential     Flexible    Conservative
                                                          Market        Bond
    Equity       Managed       Balanced
                                                        Portfolio    Portfolio
  Portfolio     Portfolio     Portfolio
                                                       -----------  ------------
 ------------  ------------  ------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ..........  $ 7,387,175  $ 24,488,433
 $172,538,264  $226,906,896  $107,371,347
                                                       -----------  ------------
 ------------  ------------  ------------
    Net Assets ......................................  $ 7,387,175  $ 24,488,433
 $172,538,264  $226,906,896  $107,371,347
                                                       ===========  ============
 ============  ============  ============

NET ASSETS, representing:
     Equity of contract owners [Note 4] .............  $ 7,387,175  $ 24,488,433
 $172,538,264  $226,906,896  $107,371,347
                                                       -----------  ------------
 ------------  ------------  ------------
                                                       $ 7,387,175  $ 24,488,433
 $172,538,264  $226,906,896  $107,371,347
                                                       ===========  ============
 ============  ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A23


SUBACCOUNTS (Continued)

------------------------------------------------------
                                                        Prudential    Prudential
                                                        High Yield      Stock
   Prudential    Prudential
                                                           Bond         Index
     Value         Global
                                                        Portfolio     Portfolio
   Portfolio     Portfolio
                                                       ------------
------------  ------------  ------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ..........  $ 28,433,502  $
88,294,590  $ 12,911,064  $ 70,656,692
                                                       ------------
------------  ------------  ------------
    Net Assets ......................................  $ 28,433,502  $
88,294,590  $ 12,911,064  $ 70,656,692
                                                       ============
============  ============  ============

NET ASSETS, representing:
     Equity of contract owners [Note 4] .............  $ 28,433,502  $
88,294,590  $ 12,911,064  $ 70,656,692
                                                       ------------
------------  ------------  ------------
                                                       $ 28,433,502  $
88,294,590  $ 12,911,064  $ 70,656,692
                                                       ============
============  ============  ============

                                                               SUBACCOUNTS
(Continued)

----------------------------------------
                                                                     T. Rowe
Price
                                                        Prudential
International   Aim V.I.
                                                         Jennison       Stock
     Value
                                                        Portfolio     Portfolio
      Fund
                                                       ------------
------------  ------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ..........  $ 30,479,300  $
5,667  $    317,542
                                                       ------------
------------  ------------
    Net Assets ......................................  $ 30,479,300  $
5,667  $    317,542
                                                       ============
============  ============

NET ASSETS, representing:
     Equity of contract owners [Note 4] .............  $ 30,479,300  $
5,667  $    317,542
                                                       ------------
------------  ------------
                                                       $ 30,479,300  $
5,667  $    317,542
                                                       ============
============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A24

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                     SUBACCOUNTS

----------------------------------------
                                                                         MFS
                                                        Janus Aspen    Emerging
    Franklin
                                                          Growth        Growth
   Small Cap
                                                         Portfolio      Series
      Fund
                                                       ------------
------------  ------------
ASSETS
    Investment in The Prudential Series Fund, Inc.
       Portfolios and non-Prudential administered
        funds, at net asset value [Note 3] ..........  $     18,563  $
54,571  $     12,373
                                                       ------------
------------  ------------
    Net Assets ......................................  $     18,563  $
54,571  $     12,373
                                                       ============
============  ============

NET ASSETS, representing:
     Equity of contract owners [Note 4] .............  $     18,563  $
54,571  $     12,373
                                                       ------------
------------  ------------
                                                       $     18,563  $
54,571  $     12,373
                                                       ============
============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A25

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2000, 1999 and 1998


SUBACCOUNTS

--------------------------------------------------------------------------------
-------
                                                         Prudential
                     Prudential
                                                        Money Market
                  Diversified Bond
                                                         Portfolio
                      Portfolio

------------------------------------------
------------------------------------------
                                          01/01/2000     01/01/1999
01/01/1998     01/01/2000     01/01/1999     01/01/1998
                                              to             to             to
          to             to             to
                                          12/31/2000     12/31/1999
12/31/1998     12/31/2000     12/31/1999     12/31/1998
                                         ------------   ------------
------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ....................  $    440,102   $    362,423   $
376,466   $  1,453,002   $          0   $  1,518,983
                                         ------------   ------------
------------   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ..........        43,718         44,562
43,083        139,022        144,104        147,669
   Reimbursement for excess
      expenses [Note 5D] ..............        (2,905)        (1,825)
(1,102)       (11,804)        (6,334)        (5,945)
                                         ------------   ------------
------------   ------------   ------------   ------------
NET EXPENSES ..........................        40,813         42,737
41,981        127,218        137,770        141,724
                                         ------------   ------------
------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ..........       399,289        319,686
334,485      1,325,784       (137,770)     1,377,259
                                                        ------------
------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received ........................             0              0
 0          2,919         67,535         88,872
   Realized gain (loss) on shares
      redeemed ........................             0              0
 0         53,547         41,756         65,294
   Net change in unrealized gain
      (loss) on investments ...........             0              0
 0        665,982       (295,317)        22,951
                                         ------------   ------------
------------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ........             0              0
 0        722,448       (186,026)       177,117
                                         ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS ..  $    399,289   $    319,686   $
334,485   $  2,048,232   $   (323,796)  $  1,554,376
                                         ============   ============
============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A26


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-------
                                                         Prudential
                     Prudential
                                                           Equity
                  Flexible Managed
                                                          Portfolio
                      Portfolio

------------------------------------------
------------------------------------------
                                          01/01/2000     01/01/1999
01/01/1998     01/01/2000     01/01/1999     01/01/1998
                                              to             to             to
          to             to             to
                                          12/31/2000     12/31/1999
12/31/1998     12/31/2000     12/31/1999     12/31/1998
                                         ------------   ------------
------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ....................  $  3,310,665   $  3,250,226   $
3,479,231   $  8,423,889   $     11,143   $ 10,349,173
                                         ------------   ------------
------------   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ..........     1,052,093      1,150,889
1,143,923      1,448,957      1,509,261      2,116,233
   Reimbursement for excess
      expenses [Note 5D] ..............      (165,294)      (158,561)
(166,679)      (539,155)      (544,224)      (767,447)
                                         ------------   ------------
------------   ------------   ------------   ------------
NET EXPENSES ..........................       886,799        992,328
977,244        909,802        965,037      1,348,786
                                         ------------   ------------
------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ..........     2,423,866      2,257,898
2,501,987      7,514,087       (953,894)     9,000,387
                                         ------------   ------------
------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received ........................    28,254,310     22,859,279
20,675,751      3,321,644      2,827,339     27,434,444
   Realized gain (loss) on shares
      redeemed ........................     5,712,248      5,681,025
4,685,572      1,182,171      1,322,321      8,721,978
   Net change in unrealized gain
      (loss) on investments ...........   (31,851,882)    (9,060,032)
(12,015,861)   (16,361,667)    14,382,751    (22,408,120)
                                         ------------   ------------
------------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ........     2,114,676     19,480,272
13,345,462    (11,857,852)    18,532,411     13,748,302
                                         ------------   ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS ..  $  4,538,542   $ 21,738,170   $
15,847,449   $ (4,343,765)  $ 17,578,517   $ 22,748,689
                                         ============   ============
============   ============   ============   ============

                                                  SUBACCOUNTS (Continued)

------------------------------------------
                                                        Prudential
                                                   Conservative Balanced
                                                        Portfolio

------------------------------------------
                                          01/01/2000     01/01/1999
01/01/1998
                                              to             to             to
                                          12/31/2000     12/31/1999
12/31/1998
                                         ------------   ------------
------------

INVESTMENT INCOME
   Dividend income ....................  $  4,041,954   $  4,689,573   $
4,872,397
                                         ------------   ------------
------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] ..........       693,384        718,530
713,776
   Reimbursement for excess
      expenses [Note 5D] ..............      (202,407)      (190,933)
(183,772)
                                         ------------   ------------
------------
NET EXPENSES ..........................       490,977        527,597
530,004
                                         ------------   ------------
------------

NET INVESTMENT INCOME (LOSS) ..........     3,550,977      4,161,976
4,342,393
                                         ------------   ------------
------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received ........................       823,803        658,398
6,925,741
   Realized gain (loss) on shares
      redeemed ........................       573,190        787,439
594,578
   Net change in unrealized gain
      (loss) on investments ...........    (5,935,872)     1,388,838
329,870
                                         ------------   ------------
------------

NET GAIN (LOSS) ON INVESTMENTS ........    (4,538,879)     2,834,675
7,850,189
                                         ------------   ------------
------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS ..  $   (987,902)  $  6,996,651   $
12,192,582
                                         ============   ============
============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A27

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2000, 1999 and 1998


SUBACCOUNTS

--------------------------------------------------------------------------------
------
                                                      Prudential
                  Prudential
                                                    High Yield Bond
                  Stock Index
                                                      Portfolio
                   Portfolio
                                      ------------------------------------------
  -----------------------------------------
                                       01/01/2000     01/01/1999     01/01/1998
   01/01/2000     01/01/1999    01/01/1998
                                           to             to             to
       to             to            to
                                       12/31/2000     12/31/1999     12/31/1998
   12/31/2000     12/31/1999    12/31/1998
                                      ------------   ------------   ------------
  ------------   ------------  ------------
INVESTMENT INCOME
   Dividend income .................  $  3,549,924   $     85,549   $  1,994,015
  $    761,936   $    767,914  $    540,470
                                      ------------   ------------   ------------
  ------------   ------------  ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] .......       182,255        193,583         97,586
       521,945        443,707       207,744
   Reimbursement for excess
      expenses [Note 5D] ...........             0              0              0
             0              0             0
                                      ------------   ------------   ------------
  ------------   ------------  ------------
NET EXPENSES .......................       182,255        193,583         97,586
       521,945        443,707       207,744
                                      ------------   ------------   ------------
  ------------   ------------  ------------

NET INVESTMENT INCOME (LOSS) .......     3,367,669       (108,034)     1,896,429
       239,991        324,207       332,726
                                      ------------   ------------   ------------
  ------------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .....................             0              0              0
     3,072,410        976,749     1,074,502
   Realized gain (loss) on shares
      redeemed .....................      (102,471)      (217,380)
(173,650)       618,918      4,605,818     1,754,137
   Net change in unrealized gain
      (loss) on investments ........    (5,925,033)     1,589,321
(2,569,803)   (13,317,734)     8,162,150    11,731,008
                                      ------------   ------------   ------------
  ------------   ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS .....    (6,027,504)     1,371,941
(2,743,453)    (9,626,406)    13,744,717    14,559,647
                                      ------------   ------------   ------------
  ------------   ------------  ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS .....................  $ (2,659,835)  $  1,263,907   $
(847,024)  $ (9,386,415)  $ 14,068,924  $ 14,892,373
                                      ============   ============   ============
  ============   ============  ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A28

                                                                     SUBACCOUNTS
(Continued)

--------------------------------------------------------------------------------
------
                                                     Prudential
                 Prudential
                                                        Value
                   Global
                                                      Portfolio
                 Portfolio
                                      -----------------------------------------
 ------------------------------------------
                                       01/01/2000    01/01/1999     01/01/1998
  01/01/2000     01/01/1999     01/01/1998
                                           to            to             to
      to             to             to
                                       12/31/2000    12/31/1999     12/31/1998
  12/31/2000     12/31/1999     12/31/1998
                                      ------------  ------------   ------------
 ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income .................  $    255,532  $    273,914   $    327,421
 $    589,378   $    295,800   $    490,032
                                      ------------  ------------   ------------
 ------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] .......        67,287        71,439         74,057
      491,115        411,889        140,140
   Reimbursement for excess
      expenses [Note 5D] ...........             0             0              0
            0              0              0
                                      ------------  ------------   ------------
 ------------   ------------   ------------
NET EXPENSES .......................        67,287        71,439         74,057
      491,115        411,889        140,140
                                      ------------  ------------   ------------
 ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) .......       188,245       202,475        253,364
       98,263       (116,089)       349,892
                                      ------------  ------------   ------------
 ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .....................       894,397     1,332,460        721,671
    5,399,070        518,662      2,640,161
   Realized gain (loss) on shares
      redeemed .....................        19,473       244,341        117,016
      546,962      1,889,924         32,172
   Net change in unrealized gain
      (loss) on investments ........       524,291      (422,725)    (1,610,976)
  (21,942,646)    25,916,670      7,149,778
                                      ------------  ------------   ------------
 ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS .....     1,438,161     1,154,076       (772,289)
  (15,996,614)    28,325,256      9,822,111
                                      ------------  ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS .....................  $  1,626,406  $  1,356,551   $   (518,925)
 $(15,898,351)  $ 28,209,167   $ 10,172,003
                                      ============  ============   ============
 ============   ============   ============

                                               SUBACCOUNTS (Continued)
                                      ------------------------------------------
                                                     Prudential
                                                      Jennison
                                                      Portfolio
                                      ------------------------------------------
                                       01/01/2000     01/01/1999     01/01/1998
                                           to             to             to
                                       12/31/2000     12/31/1999     12/31/1998
                                      ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income .................  $     21,894   $     22,451   $     10,621
                                      ------------   ------------   ------------

EXPENSES
   Charges to contract owners for
      assuming mortality risk and
      expense risk [Note 5A] .......       197,538         81,659         29,296
   Reimbursement for excess
      expenses [Note 5D] ...........             0              0              0
                                      ------------   ------------   ------------
NET EXPENSES .......................       197,538         81,659         29,296
                                      ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) .......      (175,644)       (59,208)
(18,675)
                                      ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Capital gains distributions
      received .....................     4,317,956        970,020        104,664
   Realized gain (loss) on shares
      redeemed .....................        22,827        108,823         27,074
   Net change in unrealized gain
      (loss) on investments ........   (11,283,218)     4,732,816      1,492,381
                                      ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS .....    (6,942,435)     5,811,659      1,624,119
                                      ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS .....................  $ (7,118,079)  $  5,752,451   $  1,605,444
                                      ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A29

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2000, 1999 and 1998


       SUBACCOUNTS

------------------------------------------------------------------------
                                                          T. Rowe Price
                         MFS
                                                          International     AIM
V.I.    Janus Aspen     Emerging        Franklin
                                                              Stock
Value        Growth         Growth         Small Cap
                                                            Portfolio
Fund       Portfolio       Series           Fund
                                                          -------------
------------   ------------   ------------   ------------
                                                           05/01/2000
05/01/2000     05/01/2000     05/01/2000     05/01/2000
                                                               to             to
            to             to             to
                                                           12/31/2000
12/31/2000     12/31/2000     12/31/2000     12/31/2000
                                                          ------------
------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividend income ...................................... $         27   $
 404   $         14   $          0   $          0
                                                          ------------
------------   ------------   ------------   ------------

EXPENSES
   Charges to contract owners for assuming
       mortality risk and expense risk [Note 5A] ........           15
 956             17            156             57
   Reimbursement for excess expenses
      [Note 5D] .........................................            0
   0              0              0              0
                                                          ------------
------------   ------------   ------------   ------------
NET EXPENSES ............................................           15
 956             17            156             57
                                                          ------------
------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ............................           12
(552)            (3)          (156)           (57)
                                                          ------------
------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Capital gains distributions received ..................          130
14,073              0              0              0
  Realized gain (loss) on shares redeemed ...............         (789)
(478)           (17)          (390)           (50)
  Net change in unrealized gain (loss) on investments ...         (265)
(78,145)        (1,353)       (14,321)        (2,730)
                                                          ------------
------------   ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ..........................         (924)
(64,550)        (1,370)       (14,711)        (2,780)
                                                          ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ........................... $       (912)  $
(65,102)  $     (1,373)  $    (14,867)  $     (2,837)
                                                          ============
============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A30

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000, 1999 and 1998


SUBACCOUNTS

--------------------------------------------------------------------------------
-------------
                                                      Prudential
                     Prudential
                                                     Money Market
                  Diversified Bond
                                                       Portfolio
                      Portfolio

---------------------------------------------
---------------------------------------------
                                      01/01/2000      01/01/1999      01/01/1998
     01/01/2000      01/01/1999      01/01/1998
                                          to              to              to
         to              to              to
                                      12/31/2000      12/31/1999      12/31/1998
     12/31/2000      12/31/1999      12/31/1998
                                     -------------   -------------
-------------   -------------   -------------   -------------

OPERATIONS
  Net investment income (loss) ....  $     399,289   $     319,686   $
334,485   $   1,325,784   $    (137,770)  $   1,377,259
  Capital gains distributions
     received .....................              0               0
0           2,919          67,535          88,872
  Realized gain (loss) on shares
     redeemed .....................              0               0
0          53,547          41,756          65,294
  Net change in unrealized gain
     (loss) on investments ........              0               0
0         665,982        (295,317)         22,951
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................        399,289         319,686
334,485       2,048,232        (323,796)      1,554,376
                                     -------------   -------------
-------------   -------------   -------------   -------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....      1,417,335          18,255
362,297         949,512         485,236       1,209,116
  Policy Loans ....................       (451,268)       (182,692)
(147,149)       (823,629)       (553,832)       (529,009)
  Policy Loan Repayments and
     Interest .....................        114,450         204,337
265,406         412,241         509,659         421,496
  Surrenders, Withdrawals and
     Death Benefits ...............       (530,444)       (433,849)
(627,277)       (794,828)     (1,188,933)     (1,336,342)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................       (748,090)        252,166
538,372        (105,737)       (351,534)        682,202
  Withdrawal and Other Charges ....       (234,773)       (231,397)
(246,028)       (535,298)       (571,355)       (621,531)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................       (432,790)       (373,180)
145,621        (897,739)     (1,670,759)       (174,068)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................              0               0
(15,018)              0               0          (2,680)
                                     -------------   -------------
-------------   -------------   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................        (33,501)        (53,494)
465,088       1,150,493      (1,994,555)      1,377,628

NET ASSETS
  Beginning of year ...............      7,420,676       7,474,170
7,009,082      23,337,940      25,332,495      23,954,867
                                     -------------   -------------
-------------   -------------   -------------   -------------
  End of year .....................  $   7,387,175   $   7,420,676   $
7,474,170   $  24,488,433   $  23,337,940   $  25,332,495
                                     =============   =============
=============   =============   =============   =============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A31


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
-------------
                                                      Prudential
                     Prudential
                                                       Equity
                   Flexible Manage
                                                       Portfolio
                      Portfolio

---------------------------------------------
---------------------------------------------
                                      01/01/2000      01/01/1999      01/01/1998
     01/01/2000      01/01/1999      01/01/1998
                                          to              to              to
         to              to              to
                                      12/31/2000      12/31/1999      12/31/1998
     12/31/2000      12/31/1999      12/31/1998
                                     -------------   -------------
-------------   -------------   -------------   -------------

OPERATIONS
  Net investment income (loss) ....  $   2,423,866   $   2,257,898   $
2,501,987   $   7,514,087   $    (953,894)  $   9,000,387
  Capital gains distributions
     received .....................     28,254,310      22,859,279
20,675,751       3,321,644       2,827,339      27,434,444
  Realized gain (loss) on shares
     redeemed .....................      5,712,248       5,681,025
4,685,572       1,182,171       1,322,321       8,721,978
  Net change in unrealized gain
     (loss) on investments ........    (31,851,882)     (9,060,032)
(12,015,861)    (16,361,667)     14,382,751     (22,408,120)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................      4,538,542      21,738,170
15,847,449      (4,343,765)     17,578,517      22,748,689
                                     -------------   -------------
-------------   -------------   -------------   -------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....      6,903,314         484,980
8,768,106      14,061,606       4,963,270      19,460,603
  Policy Loans ....................     (5,748,041)     (5,865,015)
(6,477,542)     (6,167,119)     (7,384,636)     (7,974,049)
  Policy Loan Repayments and
     Interest .....................      4,060,348       5,452,661
4,223,794       5,589,669       7,010,849       5,598,233
  Surrenders, Withdrawals and
     Death Benefits ...............     (7,764,547)     (7,992,313)
(9,891,027)    (12,338,277)    (10,727,647)    (13,996,390)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................    (18,619,709)     (3,629,986)
(1,215,581)     (7,239,375)     (4,161,991)   (144,967,979)
  Withdrawal and Other Charges ....     (4,763,451)     (5,119,578)
(5,422,744)     (9,108,467)     (9,811,225)    (11,055,099)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................    (25,932,086)    (16,669,251)
(10,014,994)    (15,201,963)    (20,111,380)   (152,934,681)
                                     -------------   -------------
-------------   -------------   -------------   -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................              0               0
(132,641)              0               0        (177,182)
                                     -------------   -------------
-------------   -------------   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................    (21,393,544)      5,068,919
5,699,814     (19,545,728)     (2,532,863)   (130,363,174)

NET ASSETS
  Beginning of year ...............    193,931,808     188,862,889
183,163,075     246,452,624     248,985,487     379,348,661
                                     -------------   -------------
-------------   -------------   -------------   -------------

  End of year .....................  $ 172,538,264   $ 193,931,808   $
188,862,889   $ 226,906,896   $ 246,452,624   $ 248,985,487
                                     =============   =============
=============   =============   =============   =============

                                                SUBACCOUNTS (Continued)

---------------------------------------------
                                                      Prudential
                                                 Conservative Balanced
                                                       Portfolio

---------------------------------------------
                                      01/01/2000      01/01/1999      01/01/1998
                                          to              to              to
                                      12/31/2000      12/31/1999      12/31/1998
                                     -------------   -------------
-------------
OPERATIONS
  Net investment income (loss) ....  $   3,550,977   $   4,161,976   $
4,342,393
  Capital gains distributions
     received .....................        823,803         658,398
6,925,741
  Realized gain (loss) on shares
     redeemed .....................        573,190         787,439
594,578
  Net change in unrealized gain
     (loss) on investments ........     (5,935,872)      1,388,838
329,870
                                     -------------   -------------
-------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................       (987,902)      6,996,651
12,192,582
                                     -------------   -------------
-------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....      7,155,408       2,955,315
8,965,691
  Policy Loans ....................     (2,686,924)     (2,889,851)
(3,015,778)
  Policy Loan Repayments and
     Interest .....................      2,275,856       2,927,288
1,976,521
  Surrenders, Withdrawals and
     Death Benefits ...............     (5,277,744)     (5,619,206)
(6,131,547)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................     (3,856,084)     (2,179,539)
(1,292,182)
  Withdrawal and Other Charges ....     (4,635,229)     (4,974,621)
(5,312,571)
                                     -------------   -------------
-------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .......................     (7,024,717)     (9,780,614)
(4,809,866)
                                     -------------   -------------
-------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................              0               0
(8,012)
                                     -------------   -------------
-------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................     (8,012,619)     (2,783,963)
7,374,704

NET ASSETS
  Beginning of year ...............    115,383,966     118,167,929
110,793,225
                                     -------------   -------------
-------------
  End of year .....................  $ 107,371,347   $ 115,383,966   $
118,167,929
                                     =============   =============
=============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A32

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000, 1999 and 1998


SUBACCOUNTS

--------------------------------------------------------------------------------
-------
                                                      Prudential
                  Prudential
                                                     High Yield Bond
                 Stock Index
                                                      Portfolio
                  Portfolio
                                     ------------------------------------------
 ------------------------------------------
                                      01/01/2000     01/01/1999     01/01/1998
  01/01/2000     01/01/1999     01/01/1998
                                          to             to             to
      to             to             to
                                      12/31/2000     12/31/1999     12/31/1998
  12/31/2000     12/31/1999     12/31/1998
                                     ------------   ------------   ------------
 ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ....  $  3,367,669   $   (108,034)  $  1,896,429
 $    239,991   $    324,207   $    332,726
  Capital gains distributions
     received .....................             0              0              0
    3,072,410        976,749      1,074,502
  Realized gain (loss) on shares
     redeemed .....................      (102,471)      (217,380)      (173,650)
      618,918      4,605,818      1,754,137
  Net change in unrealized gain
     (loss) on investments ........    (5,925,033)     1,589,321     (2,569,803)
  (13,317,734)     8,162,150     11,731,008
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................    (2,659,835)     1,263,907       (847,024)
   (9,386,415)    14,068,924     14,892,373
                                     ------------   ------------   ------------
 ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....       357,729        247,400        356,982
    1,662,388        836,738       (458,592)
  Policy Loans ....................      (118,636)      (145,200)      (163,296)
   (1,030,955)      (768,138)      (528,435)
  Policy Loan Repayments and
     Interest .....................       104,423        288,800        167,408
      557,262        641,476        429,300
  Surrenders, Withdrawals and
     Death Benefits ...............      (446,020)      (164,918)      (501,296)
   (1,876,277)    (1,093,052)    (1,117,895)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................      (618,028)    (3,734,139)    29,637,732
   14,910,332     (6,699,608)    50,128,317
  Withdrawal and Other Charges ....      (283,224)      (332,102)      (283,352)
     (944,712)      (876,437)      (637,808)
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM PREMIUM
   PAYMENTS AND OTHER OPERATING
   TRANSFERS ......................    (1,003,756)    (3,840,159)    29,214,178
   13,278,038     (7,959,021)    47,814,887
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................             0              0        (60,128)
            0              0        687,255
                                     ------------   ------------   ------------
 ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................    (3,663,591)    (2,576,252)    28,307,026
    3,891,623      6,109,903     63,394,515

NET ASSETS
  Beginning of year ...............    32,097,093     34,673,345      6,366,319
   84,402,967     78,293,064     14,898,549
                                     ------------   ------------   ------------
 ------------   ------------   ------------
  End of year .....................  $ 28,433,502   $ 32,097,093   $ 34,673,345
 $ 88,294,590   $ 84,402,967   $ 78,293,064
                                     ============   ============   ============
 ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A33

                                                                     SUBACCOUNTS
(Continued)

--------------------------------------------------------------------------------
-------
                                                      Prudential
                 Prudential
                                                        Value
                   Global
                                                      Portfolio
                 Portfolio
                                     ------------------------------------------
 ------------------------------------------
                                      01/01/2000     01/01/1999     01/01/1998
  01/01/2000     01/01/1999     01/01/1998
                                          to             to             to
      to             to             to
                                      12/31/2000     12/31/1999     12/31/1998
  12/31/2000     12/31/1999     12/31/1998
                                     ------------   ------------   ------------
 ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ....  $    188,245   $    202,475   $    253,364
 $     98,263   $   (116,089)  $    349,892
  Capital gains distributions
     received .....................       894,397      1,332,460        721,671
    5,399,070        518,662      2,640,161
  Realized gain (loss) on shares
     redeemed .....................        19,473        244,341        117,016
      546,962      1,889,924         32,172
  Net change in unrealized gain
     (loss) on investments ........       524,291       (422,725)    (1,610,976)
  (21,942,646)    25,916,670      7,149,778
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................     1,626,406      1,356,551       (518,925)
  (15,898,351)    28,209,167     10,172,003
                                     ------------   ------------   ------------
 ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....       547,515         93,369        625,273
      (36,670)    (1,977,776)      (404,538)
  Policy Loans ....................      (231,609)      (299,074)      (348,765)
     (228,803)      (156,604)      (117,217)
  Policy Loan Repayments and
     Interest .....................       194,515        310,105        211,308
      142,448        170,944         65,209
  Surrenders, Withdrawals and
     Death Benefits ...............      (320,926)      (501,214)      (642,033)
     (747,884)       (19,903)      (359,688)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................      (492,258)      (548,343)     1,663,734
    3,209,197     (5,578,438)    47,651,150
  Withdrawal and Other Charges ....      (305,866)      (331,274)      (356,431)
     (517,820)      (418,808)      (207,310)
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM PREMIUM
   PAYMENTS AND OTHER OPERATING
   TRANSFERS ......................      (608,629)    (1,276,431)     1,153,086
    1,820,468     (7,980,585)    46,627,606
                                     ------------   ------------   ------------
 ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................             0              0         12,012
            0              0         99,132
                                     ------------   ------------   ------------
 ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................     1,017,777         80,120        646,173
  (14,077,883)    20,228,582     56,898,741

NET ASSETS
  Beginning of year ...............    11,893,287     11,813,167     11,166,994
   84,734,575     64,505,993      7,607,252
                                     ------------   ------------   ------------
 ------------   ------------   ------------
  End of year .....................  $ 12,911,064   $ 11,893,287   $ 11,813,167
 $ 70,656,692   $ 84,734,575   $ 64,505,993
                                     ============   ============   ============
 ============   ============   ============

                                               SUBACCOUNTS (Continued)
                                     ------------------------------------------
                                                     Prudential
                                                      Jennison
                                                     Portfolio
                                     ------------------------------------------
                                      01/01/2000     01/01/1999     01/01/1998
                                          to             to             to
                                      12/31/2000     12/31/1999     12/31/1998
                                     ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ....  $   (175,644)       (59,208)  $    (18,675)
  Capital gains distributions
     received .....................     4,317,956        970,020        104,664
  Realized gain (loss) on shares
     redeemed .....................        22,827        108,823         27,074
  Net change in unrealized gain
     (loss) on investments ........   (11,283,218)     4,732,816      1,492,381
                                     ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ......................    (7,118,079)     5,752,451      1,605,444
                                     ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .....     1,004,701        918,991        350,999
  Policy Loans ....................      (876,131)      (541,040)      (186,693)
  Policy Loan Repayments and
     Interest .....................       501,862        423,520        207,729
  Surrenders, Withdrawals and
     Death Benefits ...............      (825,690)      (548,558)      (263,749)
  Net Transfers From (To) Other
     Subaccounts or Fixed Rate
     Option .......................    13,062,339     12,249,824      2,831,858
  Withdrawal and Other Charges ....      (646,100)      (318,494)      (156,276)
                                     ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM PREMIUM
   PAYMENTS AND OTHER OPERATING
   TRANSFERS ......................    12,220,981     12,184,243      2,783,868
                                     ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE ACCOUNT
  [Note 7] ........................             0              0         (7,320)
                                     ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..........................     5,102,902     17,936,694      4,381,992

NET ASSETS
  Beginning of year ...............    25,376,398      7,439,704      3,057,712
                                     ------------   ------------   ------------
  End of year .....................  $ 30,479,300   $ 25,376,398   $  7,439,704
                                     ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A34

                           FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2000, 1999 and 1998


       SUBACCOUNTS

------------------------------------------------------------------------
                                                          T. Rowe Price
                          MFS
                                                          International    AIM
V.I.     Janus Aspen      Emerging       Franklin
                                                              Stock
Value         Growth          Growth        Small Cap
                                                            Portfolio       Fund
        Portfolio        Series          Fund
                                                          ------------
------------   ------------   ------------   ------------
                                                           05/01/2000
05/01/2000     05/01/2000     05/01/2000     05/01/2000
                                                               to             to
            to             to             to
                                                           12/31/2000
12/31/2000     12/31/2000     12/31/2000     12/31/2000
                                                          ------------
------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss)                            $         12   $
(552)  $         (3)  $       (156)  $        (57)
  Capital gains distributions received                             130
14,073              0              0              0
  Realized gain (loss) on shares redeemed                         (789)
(478)           (17)          (390)           (50)
  Net change in unrealized gain (loss) on investments             (265)
(78,145)        (1,353)       (14,321)        (2,730)
                                                          ------------
------------   ------------   ------------   ------------

NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       (912)
(65,102)        (1,373)       (14,867)        (2,837)
                                                          ------------
------------   ------------   ------------   ------------

PREMIUM PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments                                       54
   6          4,423             25            (51)
  Policy Loans                                                       0
   0              0              0              0
  Policy Loan Repayments and Interest                                0
   0              0              0              0
  Surrenders, Withdrawals and Death Benefits                         0
   0              0              0              0
  Net Transfers From (To) Other Subaccounts
     or Fixed Rate Option                                        6,692
384,483         15,791         70,208         15,638
  Withdrawal and Other Charges                                    (167)
(1,845)          (278)          (795)          (377)
                                                          ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS                                  6,579
382,644         19,936         69,438         15,210
                                                          ------------
------------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [Note 7]                                   0
   0              0              0              0
                                                          ------------
------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          5,667
317,542         18,563         54,571         12,373

NET ASSETS
  Beginning of year                                                  0
   0              0              0              0
                                                          ------------
------------   ------------   ------------   ------------
  End of year                                             $      5,667   $
317,542   $     18,563   $     54,571   $     12,373
                                                          ============
============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A36 THROUGH A42


                                      A35

                      NOTES TO FINANCIAL STATEMENTS OF THE
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                                December 31, 2000

Note 1:   General

          Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider"), effective November 10, 1999 Pruco Life of New Jersey PruSelect III ("PSEL III"), effective May 1, 2000 Pruco Life of New Jersey Survivorship Variable Universal Life ("SVUL") and effective February 12, 2001 Pruco Life of New Jersey PruLife Custom Premier ("VUL") contracts are invested in the Account.

          The Account is registered under the Investment Company act of 1940, as amended, as a unit investment trust. There are forty-one subaccounts within the Account, sixteen of which are available to SVUL contract owners. Each subaccount invests only in its corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or its corresponding non-Prudential administered fund. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

          New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by the contract owners existing at that date will continue to be received by the Account.

          At December 31, 2000, there were no balances pertaining to the American Century VP Value subaccount.

          At December 31, 2000,  there were no balances  pertaining to PruSelect
          III  in  the   subaccounts   investing  in  the  Series  Fund  or  the
          non-Prudential administered funds.

Note 2:   Significant Accounting Policies

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments - The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions - Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                      A36

Note 3: Investment Information for The Pruco Life of New Jersey Variable Appreciable Account

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                      Prudential      Prudential
   Prudential     Prudential
                                         Money       Diversified     Prudential
    Flexible     Conservative
                                        Market           Bond          Equity
    Managed        Balanced
                                       Portfolio      Portfolio       Portfolio
   Portfolio      Portfolio
                                      ------------   ------------   ------------
  ------------   ------------
Number of shares (rounded):                738,718      2,170,960      7,042,378
    13,726,975      7,339,121
Net asset value per share:            $      10.00   $      11.28   $      24.50
  $      16.53   $      14.63
Cost:                                 $  7,387,175   $ 23,368,523   $158,202,254
  $221,118,793   $104,433,497

                                      Prudential      Prudential
                                      High Yield        Stock        Prudential
    Prudential     Prudential
                                         Bond           Index           Value
      Global        Jennison
                                       Portfolio      Portfolio       Portfolio
    Portfolio      Portfolio
                                      ------------   ------------   ------------
  ------------   ------------
Number of shares (rounded):              4,630,864      2,283,875        631,039
     2,992,660      1,326,918
Net asset value per share:            $       6.14   $      38.66   $      20.46
  $      23.61   $      22.97
Cost:                                 $ 34,852,137   $ 75,647,014   $ 11,678,657
  $ 59,822,865   $ 35,029,017

                                      T. Rowe Price
      MFS
                                      International    Aim V.I.     Janus Aspen
    Emerging       Franklin
                                          Stock         Value         Growth
     Growth       Small Cap
                                        Portfolio        Fund        Portfolio
     Series          Fund
                                      -------------  ------------   ------------
  ------------   ------------
Number of shares (rounded):                    376         11,361            701
         1,892            585
Net asset value per share:            $      15.07   $      27.31   $      26.48
  $      28.84   $      21.14
Cost:                                 $      5,932   $    395,687   $     19,916
  $     68,892   $     15,103


                                      A37

Note 4:   Contract Owner Unit Information

          Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 2000 were as follows:


     SUBACCOUNTS

--------------------------------------------------------------------
                                                           Prudential
Prudential                 Prudential    Prudential
                                                             Money
Diversified   Prudential     Flexible    Conservative
                                                             Market
Bond        Equity       Managed       Balanced
                                                           Portfolio
Portfolio     Portfolio    Portfolio     Portfolio
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Units Outstanding (VAL - rounded) .......     3,364,036
7,496,498    20,814,168    42,473,724    23,902,940
Unit Value (VAL) .......................................  $    2.12421  $
3.26626  $    8.28558  $    5.01132  $    4.10255
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL)  ...........................  $  7,145,918  $
24,485,512  $172,457,454  $212,849,424  $ 98,063,006
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded) ..        N/A
N/A           N/A        4,109,419     3,241,273
Unit Value (PRUvider) ..................................  $     N/A     $
N/A     $     N/A     $    3.41846  $    2.86910
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider) .......................  $     N/A     $
N/A     $     N/A     $ 14,047,885  $  9,299,537
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded) ..             0
  0             0             0             0
Unit Value (PSEL III) ..................................  $    1.06851  $
1.08844  $    1.08522  $    1.01972  $    1.02014
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III) .......................  $          0  $
  0  $          0  $          0  $          0
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded) ......       233,010
2,670        76,084         9,665         8,829
Unit Value (SVUL)  .....................................  $    1.03539  $
1.09365  $    1.06210  $    0.99186  $    0.99713
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL) ...........................  $    241,257  $
2,921  $     80,809  $      9,586  $      8,804
                                                          ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity ............................  $  7,387,175  $
24,488,433  $172,538,264  $226,906,896  $107,371,347
                                                          ============
============  ============  ============  ============


SUBACCOUNTS (Continued)

--------------------------------------------------------------------
                                                           Prudential
Prudential
                                                           High Yield      Stock
      Prudential    Prudential    Prudential
                                                              Bond         Index
         Value        Global       Jennison
                                                           Portfolio
Portfolio      Portfolio    Portfolio     Portfolio
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Units Outstanding (VAL - rounded) .......    12,507,955
15,710,458     2,380,915    33,331,216    10,256,402
Unit Value (VAL) .......................................  $    2.27300  $
5.60876  $    5.40997  $    2.11852  $    2.95904
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL) ............................  $ 28,430,582  $
88,116,188  $ 12,880,679  $ 70,612,847  $ 30,349,103
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded) ..        N/A
N/A           N/A           N/A           N/A
Unit Value (PRUvider)  .................................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider) .......................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded) ..             0
  0             0             0             0
Unit Value (PSEL III) ..................................  $    0.93826  $
0.97781  $    1.24018  $    0.99200  $    0.95689
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III) .......................  $          0  $
  0  $          0  $          0  $          0
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded) ......         3,138
193,029        25,519        52,671       162,863
Unit Value (SVUL) ......................................  $    0.93083  $
0.92422  $    1.19069  $    0.83244  $    0.79943
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL) ...........................  $      2,921  $
178,401  $     30,385  $     43,845  $    130,197
                                                          ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity ............................  $ 28,433,502  $
88,294,590  $ 12,911,064  $ 70,656,692  $ 30,479,300
                                                          ============
============  ============  ============  ============


                                      A38


SUBACCOUNTS (Continued)

--------------------------------------------------------------------
                                                          T. Rowe Price
                       MFS
                                                          International    Aim
V.I.    Janus Aspen    Emerging      Franklin
                                                              Stock
Value        Growth        Growth      Small Cap
                                                            Portfolio       Fund
       Portfolio      Series         Fund
                                                          -------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (VAL - rounded) .......        N/A
N/A           N/A           N/A           N/A
Unit Value (VAL) .......................................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (VAL) ............................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PRUvider - rounded) ..        N/A
N/A           N/A           N/A           N/A
Unit Value (PRUvider) ..................................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PRUvider) .......................  $     N/A     $
N/A     $     N/A     $     N/A     $     N/A
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (PSEL III - rounded) ..             0
  0             0             0             0
Unit Value (PSEL III) ..................................  $    0.96637  $
0.93973  $    0.96847  $    1.11880  $    0.83098
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (PSEL III) .......................  $          0  $
  0  $          0  $          0  $          0
                                                          ------------
------------  ------------  ------------  ------------

Contract Owner Units Outstanding (SVUL - rounded) ......         6,512
380,363        22,170        65,931        14,530
Unit Value (SVUL) ......................................  $    0.87025  $
0.83484  $    0.83731  $    0.82771  $    0.85157
                                                          ------------
------------  ------------  ------------  ------------
Contract Owner Equity (SVUL) ...........................  $      5,667  $
317,542  $     18,563  $     54,571  $     12,373
                                                          ------------
------------  ------------  ------------  ------------
Total Contract Owner Equity ............................  $      5,667  $
317,542  $     18,563  $     54,571  $     12,373
                                                          ============
============  ============  ============  ============


                                      A39

Note 5:   Charges and Expenses

          A. Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of up to 0.60%, 0.90%, 0.50%, 0.90% and 0.45% are applied daily against the net assets representing equity of VAL, PRUvider, PruSelect III, SVUL and VUL contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. Pruco Life of New Jersey currently intends to charge only 0.25% on PruSelect III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life of New Jersey intends to charge only 0.25% but reserves the right to charge 0.45%.

          B. Deferred Sales Charge

          A deferred sales charge is imposed upon surrenders of certain VAL, PRUvider, SVUL and VUL contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

          C. Partial Withdrawal Charge

          A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PruSelect III, SVUL or VUL contract, respectively.

          D. Expense Reimbursement

          The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

          E. Cost of Insurance and Other Related Charges

          Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1)
          transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

Note 6:   Taxes

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

Note 7:   Net Increase (Decrease) in Net Assets Retained in the Account

          The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life of New Jersey to (from) the Account. Effective October 13, 1998, Pruco Life of New Jersey no longer maintains a position in the Account. Previously, Pruco Life of New Jersey maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.


                                      A40

Note 8:   Unit Activity

          Transactions in units (including transfers among subaccounts) for the years ended December 31, 2000, 1999 and 1998 were as follows:


SUBACCOUNTS

--------------------------------------------------------------------------------
--------------------
                                                   Prudential
                        Prudential
                                                  Money Market
                     Diversified Bond
                                                   Portfolio
                        Portfolio

----------------------------------------------------
-----------------------------------------
                                        2000           1999                1998
              2000          1999          1998

----------------------------------------------------
-----------------------------------------
Contract Owner Contributions:         1,942,266       1,394,252
1,651,137            683,886       1,817,938    3,461,354
Contract Owner Redemptions:          (2,035,300)     (1,583,513)
(1,575,664)          (981,340)     (2,374,019)  (3,523,454)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------------------
                                                   Prudential
                        Prudential
                                                     Equity
                     Flexible Managed
                                                   Portfolio
                        Portfolio

----------------------------------------------------
-----------------------------------------
                                        2000           1999                1998
              2000          1999          1998

----------------------------------------------------
-----------------------------------------
Contract Owner Contributions:         1,560,425       1,053,096
4,007,348          4,041,146       2,928,417   16,398,289
Contract Owner Redemptions:          (4,722,060)     (3,213,126)
(5,431,230)        (6,990,317)     (6,981,723) (51,572,419)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------------------
                                                   Prudential
                        Prudential
                                             Conservative Balanced
                     High Yield Bond
                                                   Portfolio
                        Portfolio

----------------------------------------------------
-----------------------------------------
                                        2000           1999                1998
              2000          1999          1998

----------------------------------------------------
-----------------------------------------
Contract Owner Contributions:         2,331,679       2,742,649
3,568,780            265,372      10,923,909   33,003,985
Contract Owner Redemptions:          (4,008,763)     (5,207,302)
(4,841,159)          (680,602)    (12,518,142) (21,070,995)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------------------
                                                   Prudential
                        Prudential
                                                  Stock Index
                          Value
                                                   Portfolio
                        Portfolio

----------------------------------------------------
-----------------------------------------
                                        2000           1999                1998
              2000          1999          1998

----------------------------------------------------
-----------------------------------------
Contract Owner Contributions:         3,205,888      10,650,541
25,612,492            310,937         214,150      724,545
Contract Owner Redemptions:            (910,208)    (12,168,789)
(14,154,931)          (430,110)       (494,521)    (492,449)


SUBACCOUNTS (Continued)

--------------------------------------------------------------------------------
--------------------
                                                   Prudential
                        Prudential
                                                     Global
                         Jennison
                                                   Portfolio
                        Portfolio

----------------------------------------------------
-----------------------------------------
                                        2000           1999                1998
              2000          1999          1998

----------------------------------------------------
-----------------------------------------
Contract Owner Contributions:         1,770,930      31,717,854
84,626,033          4,440,077       4,934,733    1,808,411
Contract Owner Redemptions:          (1,120,283)    (35,712,959)
(53,280,086)        (1,064,529)       (810,425)    (520,419)

                                                                     SUBACCOUNTS
(Continued)

--------------------------------------------------------------------------------
----------------
                                   T. Rowe Price                            AIM
V.I.                             Janus Aspen
                                International Stock
Value                                 Growth
                                     Portfolio
Fund                                Portfolio
                               ----------------------
-----------------------                   ----------------
                                       2000
2000                                  2000
                               ----------------------
-----------------------                   ----------------
Contract Owner Contributions:                 21,479
   382,505                             22,488
Contract Owner Redemptions:                  (14,967)
    (2,142)                              (318)

                                                  SUBACCOUNTS (Continued)

-------------------------------------------------------------
                                        MFS
Franklin
                                  Emerging Growth                          Small
Cap
                                      Series
Fund
                               ----------------------
-----------------------
                                       2000
2000
                               ----------------------
-----------------------
Contract Owner Contributions:                 68,452
    14,932
Contract Owner Redemptions:                   (2,521)
      (402)


                                      A41

Note 9:      Purchases and Sales of Investments

             The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 2000 were as follows:

                         Prudential      Prudential
Prudential
                           Money        Diversified        Prudential
Flexible
                           Market           Bond             Equity
Managed
                         Portfolio       Portfolio         Portfolio
Portfolio
                      --------------   --------------   --------------
--------------
Purchases ..........  $    2,366,155   $      883,859   $      266,466   $
1,148,066
Sales ..............  $   (2,881,655)  $   (1,911,559)  $  (27,124,900)  $
(17,253,969)

                         Prudential      Prudential       Prudential
                        Conservative     High Yield         Stock
Prudential
                          Balanced          Bond            Index
Value
                         Portfolio       Portfolio        Portfolio
Portfolio
                      --------------   --------------   --------------
--------------
Purchases ..........  $      676,862   $      198,855   $   15,241,068   $
526,006
Sales ..............  $   (8,182,482)  $   (1,385,330)  $   (2,476,719)  $
(1,200,671)

                                                        T. Rowe Price
                        Prudential        Prudential    International      AIM
V.I.
                          Global           Jennison          Stock
Value
                        Portfolio         Portfolio       Portfolio
Fund
                      --------------   --------------   --------------
--------------
Purchases ..........  $    3,313,171   $   12,480,027   $       19,979   $
384,474
Sales ..............  $   (1,964,302)  $     (449,403)  $      (13,414)  $
(2,787)

                                            MFS
                         Janus Aspen      Emerging         Franklin
                            Growth         Growth         Small Cap
                          Portfolio        Series            Fund
                      --------------   --------------   --------------
Purchases ..........  $       20,213   $       71,570   $       15,585
Sales ..............  $         (293)  $       (2,287)  $         (432)


                                      A42

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Survivorship Variable Universal Life Subaccounts of
Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company of New Jersey



In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio,Prudential Value Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, T. Rowe Price International Stock Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series and Franklin Small Cap Fund) of the Survivorship Variable Universal Life Subaccounts of the Pruco Life of New Jersey Variable Appreciable Account at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York

March 30, 2001


                                      A43

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of March 31, 2001 and December 31, 2000(In Thousands)
--------------------------------------------------------------------------------


 (Unaudited)

  March 31,   December 31,

     2001         2000

 -----------  -----------
ASSETS
Fixed maturities
    Available for sale, at fair value (amortized cost, 2001: $643,554; and 2000:
 $   653,022  $   612,851
    $614,858) Held to maturity, at amortized cost (fair value, 2000: $7,259 )
          --        7,470
Policy loans
     154,682      152,111
Short-term investments
       5,568       28,759
Other long-term investments
       3,540        3,577

 -----------  -----------
         Total investments
     816,812      804,768
Cash and cash equivalents
      91,201       65,237
Deferred policy acquisition costs
     111,385      116,653
Accrued investment income
      14,107       13,781
Receivables from affiliate
      20,112       22,265
Other assets
       1,453          292
Separate Account assets
   1,639,777    1,805,584

 -----------  -----------
TOTAL ASSETS
 $ 2,694,847  $ 2,828,580

 ===========  ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances
 $   441,618  $   434,442
Future policy benefits and other policyholder liabilities
     108,915      108,218
Cash collateral for loaned securities
      65,593       48,309
Securities sold under agreements to repurchase
          --        9,754
Income taxes payable
      34,132       29,913
Other liabilities
      13,078        8,793
Separate Account liabilities
   1,639,777    1,805,584

 -----------  -----------
Total liabilities
 $ 2,303,113  $ 2,445,013

 -----------  -----------
Contingencies - (See Footnote 2)
Stockholder's Equity
Common stock, $5 par value;
       400,000 shares, authorized;
       issued and outstanding at
       March 31, 2001 and December 31, 2000
       2,000        2,000
Paid-in-capital
     128,689      128,689
Retained earnings
     257,924      253,641
Accumulated other comprehensive income(loss)
       3,121         (763)

 -----------  -----------
Total stockholder's equity
     391,734      383,567

 -----------  -----------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY
 $ 2,694,847  $ 2,828,580

 ===========  ===========

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income (Unaudited)
Three Months Ended March 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------

                                                        Three months ended
                                                             March 31,
                                                         2001       2000
                                                       --------   --------
REVENUES

Premiums                                               $  2,912   $  1,489
Policy charges and fee income                            10,648     13,926
Net investment income                                    14,053     13,716
Realized investment gains(losses), net                      980     (1,312)
Asset management fees                                       162      2,041
Other income                                                193         46
                                                       --------   --------

Total revenues                                           28,948     29,906
                                                       --------   --------

BENEFITS AND EXPENSES

Policyholders' benefits                                   7,727      7,720
Interest credited to policyholders' account balances      5,145      4,410
General, administrative and other expenses                9,679     12,160
                                                       --------   --------

Total benefits and expenses                              22,551     24,290
                                                       --------   --------

Income from operations before income taxes                6,397      5,616
                                                       --------   --------

Income tax provision                                      2,114      1,966
                                                       --------   --------

NET INCOME                                             $  4,283   $  3,650
                                                       --------   --------

Net unrealized investment gains on securities,
net of reclassification adjustment and taxes              3,884        793
                                                       --------   --------

TOTAL COMPREHENSIVE INCOME                             $  8,167   $  4,443
                                                       ========   ========

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity (Unaudited)
Periods ended March 31, 2001 and December 31, 2000 and 1999(In Thousands)
--------------------------------------------------------------------------------


  Accumulated

     other            Total
                                      Common       Paid - in -      Retained
 comprehensive    stockholder's
                                      stock          capital        earnings
 income (loss)       equity
                                  -------------   -------------   -------------
 -------------    -------------
Balance, January 1, 1999          $       2,000   $     125,000   $     217,260
 $       1,593    $     345,853

    Net income                               --              --          12,797
            --           12,797
    Change in net unrealized
    investment losses, net of
    net of reclassification and
    taxes                                    --              --              --
        (7,681)          (7,681)

                                  -------------   -------------   -------------
 -------------    -------------
Balance, December 31, 1999        $       2,000   $     125,000   $     230,057
 $      (6,088)   $     350,969

    Contribution                             --           3,689              --
            --            3,689
    Net income                               --              --          23,584
            --           23,584
    Change in net unrealized
    investment losses, net of
    reclassification and taxes               --              --              --
         5,325            5,325

Balance, December 31, 2000        $       2,000   $     128,689   $     253,641
 $        (763)   $     383,567

    Net income                               --              --           4,283
            --            4,283
    Change in net unrealized
    investment gains, net of
    reclassification and taxes               --              --              --
         3,884            3,884

                                  -------------   -------------   -------------
 -------------    -------------
Balance, March 31, 2001           $       2,000   $     128,689   $     257,924
 $       3,121    $     391,734
                                  =============   =============   =============
 =============    =============

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows (Unaudited)
Three Months Ended March 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------


Three months ended,

  March 31,

2001         2000

---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net income                                                              $
4,283    $   3,650
    Adjustments to reconcile net income to net cash (used in) provided by
       Operating activities:
       Policy charges and fee income
(2,506)      (2,564)
       Interest credited to policyholders' account balances
5,145        4,410
       Realized investment (gains)losses, net
(980)       1,312
       Amortization and other non-cash items
(9,738)      (1,927)
       Change in:
          Future policy benefits and other policyholders' liabilities
 697          208
          Accrued investment income
(326)         (66)
          Policy loans
(2,571)        (984)
          Receivable from affiliates
2,153          742
          Deferred policy acquisition costs
5,268        2,048
          Income taxes payable
4,219       (4,672)
          Other, net
3,124        5,525

---------    ---------
Cash Flows From Operating Activities
8,768        7,682

---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Proceeds from the sale/maturity of:
       Fixed maturities available for sale
229,229      142,393
    Payments for the purchase of:
       Fixed maturities available for sale
(248,654)    (143,546)
    Cash collateral for loaned securities, net
17,284        3,392
    Securities sold under agreements to repurchase, net
(9,754)       4,656
     Other long-term investments
  37        1,021
    Short term investments, net
23,191       (4,849)

---------    ---------
Cash Flows From Investing Activities
11,333        3,067

---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Policyholders' account balances:
       Deposits
27,034       49,420
       Withdrawals
(21,171)     (48,836)

---------    ---------
Cash Flows From Financing Activities
5,863          584

---------    ---------
Net increase in Cash and cash equivalents
25,964       11,333
Cash and cash equivalents, beginning of year
65,237       27,590

---------    ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                    $
91,201    $  38,923

=========    =========

                        See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION

The accompanying interim financial statements have been prepared pursuant to the rules and regulations for reporting on Form 10-Q on the basis of accounting principles generally accepted in the United States. These interim financial statements are unaudited but reflect all adjustments which, in the opinion of management, are necessary to provide a fair presentation of the results of operations and financial condition of the Pruco Life Insurance Company of New Jersey ("the Company"), for the interim periods presented. The Company is a wholly-owned subsidiary of the Pruco Life Insurance Company ("Pruco Life") which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). All such adjustments are of a normal recurring nature. The results of operations for any interim period are not necessarily indicative of results for a full year. Certain amounts in the Company's prior year financial statements have been reclassified to conform to the 2001 presentation. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2000.

2. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of March 31, 2001, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expect them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1, 2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance

The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $165.2 million and $182.4 million at March 31, 2001 and December 31, 2000, respectively.

Reinsurance

The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended March 31, 2001 and 2000.

Debt Agreements

In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of March 31, 2001 or December 31, 2000.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

5. DERIVATIVE INSTRUMENTS

Adoption of Statement of Financial Accounting Standards (SFAS) No. 133 The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", on January 1, 2001. The Company was not required to record a net-of-tax cumulative adjustment to earnings as all derivatives were already at fair value. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $7.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $.2 million, net of tax, which was recorded as a component of "Accumulated other comprehensive income/(loss)" on the implementation date.

Accounting for Derivatives and Hedging Activities

A derivative is a financial instrument whose price, performance or cash flow is based upon the actual or expected price, level, performance, value or cash flow of some external benchmark, such as interest rates, foreign exchange rates, securities, commodities, or various financial indices. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts.

All derivatives are recognized on the balance sheet at fair value. On the date the derivative contract is entered into the Company designates the derivative as
(1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, or a foreign-currency-denominated asset, liability or forecasted transaction (foreign currency hedge). The accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

Futures

The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are reported in current earnings or other comprehensive income depending on the hedge type as described above for qualifying fair value or cash flow hedges. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $62.2 million and $ (.1) million at March 31, 2001, respectively. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively.

   Pruco Life Insurance Company of New Jersey

   Statements of Financial Position
   December 31, 2000 and 1999 (In Thousands)
   -----------------------------------------------------------------------------


  2000              1999

----------       ----------
   ASSETS
   Fixed maturities
      Available for sale, at fair value (amortized cost, 2000: $614,858; and

         1999: $604,223)
$ 612,851        $ 585,271
      Held to maturity, at amortized cost (fair value, 2000: $7,259; and

         1999: $6,938)
    7,470            7,470
   Policy loans
  152,111          143,815
   Short-term investments
   28,759                -
   Other long-term investments
    3,577            2,520

----------       ----------
           Total investments
  804,768          739,076
   Cash and cash equivalents
   65,237           27,590
   Deferred policy acquisition costs
  116,653          129,184
   Accrued investment income
   13,781           12,492
   Receivables from affiliate
   22,265           16,231
   Other assets
      292              474
   Separate Account assets
1,805,584        1,827,484

----------       ----------
   TOTAL ASSETS
$2,828,580       $2,752,531

==========       ==========

   LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities
   Policyholders' account balances
$ 434,442        $ 416,492
   Future policy benefits and other policyholder liabilities
  108,218          104,750
   Cash collateral for loaned securities
   48,309           17,900
   Securities sold under agreements to repurchase
    9,754                -
   Income taxes payable
   29,913           27,829
   Other liabilities
    8,793            7,107
   Separate Account liabilities
1,805,584        1,827,484

----------       ----------
   Total liabilities
2,445,013        2,401,562

----------       ----------
   Contingencies - (See Footnote 11)
   Stockholder's Equity
   Common stock, $5 par value;
         400,000 shares, authorized;
         issued and outstanding at
         December 31, 2000 and 1999
    2,000            2,000
   Paid-in-capital
  128,689          125,000
   Retained earnings
  253,641          230,057
   Accumulated other comprehensive (loss) income
    (763)          (6,088)

----------       ----------
   Total stockholder's equity
  383,567          350,969

----------       ----------
   TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY
$2,828,580       $2,752,531

==========       ==========

                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Operations and Comprehensive Income
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)

--------------------------------------------------------------------------------
---------------------------


                                                               2000
1999              1998
                                                             --------
--------         --------
   REVENUES
   Premiums                                                  $  5,717
$ 6,742         $  7,282
   Policy charges and fee income                               55,231
52,714           53,152
   Net investment income                                       54,524
47,600           47,032
   Realized investment (losses) gains, net                    (1,045)
(5,013)            8,446
   Asset management fees                                        8,467
 7,407            5,641
   Other income                                                   331
   386              114
                                                             --------
--------         --------

   Total revenues                                             123,225
109,836          121,667
                                                             --------
--------         --------

   BENEFITS AND EXPENSES

   Policyholders' benefits                                     28,201
26,237           30,679
   Interest credited to policyholders' account balances        19,326
18,846           19,038
   General, administrative and other expenses                  39,415
45,065           22,557
                                                             --------
--------         --------

   Total benefits and expenses                                 86,942
90,148           72,274
                                                             --------
--------         --------

   Income from operations before income taxes                  36,283
19,688           49,393
                                                             --------
--------         --------

   Income tax provision                                        12,699
 6,891           17,570

   NET INCOME                                                  23,584
12,797           31,823

    Other comprehensive income (loss), net of tax:

      Unrealized gains (losses) on securities, net of
          reclassification adjustment                           5,325
(7,681)          (1,363)
                                                             --------
--------         --------

   TOTAL COMPREHENSIVE INCOME                                $ 28,909          $
 5,116         $ 30,460
                                                             ========
========         ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Changes in Stockholder's Equity
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------


Accumulated

  other          Total
                                      Common       Paid-in-       Retained
comprehensive  stockholder's
                                       stock        capital       earnings
income (loss)     equity
                                      ------       --------       --------
------------   -------------
   Balance, December 31, 1997         $2,000       $125,000       $185,437
 $ 2,956       $315,393
      Net income                           -              -         31,823
       -         31,823
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -
  (1,363)        (1,363)
                                      ------       --------       --------
 -------       --------
   Balance, December 31, 1998          2,000        125,000        217,260
   1,593        345,853
      Net income                           -              -         12,797
       -         12,797
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -
  (7,681)        (7,681)
                                      ------       --------       --------
 -------       --------
   Balance, December 31, 1999          2,000        125,000        230,057
  (6,088)       350,969
      Contribution                                    3,689
                  3,689
      Net income                           -              -         23,584
       -         23,584
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -
   5,325          5,325
                                      ------       --------       --------
 -------       --------
   Balance, December 31, 2000         $2,000       $128,689       $253,641
 $  (763)      $383,567
                                      ======       ========       ========
 =======       ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Cash Flows
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------

                                                                         2000
       1999           1998
                                                                       ---------
     ---------    -----------
   CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income                                                       $ 23,584
     $  12,797    $    31,823
      Adjustments to reconcile net income to net cash from
       (used in) operating activities:
         Policy charges and fee income                                   (9,881)
       (11,399)        (5,180)
         Interest credited to policyholders' account balances            19,326
        18,846         19,038
         Realized investment losses (gains), net                          1,045
         5,013         (8,446)
         Amortization and other non-cash items                           (9,254)
        18,092          2,497
         Change in:
           Future policy benefits and other policyholders' liabilities    3,468
        14,918          5,304
           Accrued investment income                                     (1,289)
          (283)         1,866
           Policy loans                                                  (8,296)
        (4,372)       (12,137)
           Receivable from affiliates                                    (6,034)
       (19,723)          (815)
           Deferred policy acquisition costs                             12,531
       (15,261)       (12,298)
           Income taxes payable                                           2,084
         2,504         (9,826)
           Contribution from parent                                       3,689
             -              -
           Other, net                                                     1,868
         2,523         (8,954)
                                                                       --------
     ---------    -----------
   Cash Flows From Operating Activities                                  32,841
        23,655          2,872
                                                                       --------
     ---------    -----------
   CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from the sale/maturity of:
         Fixed maturities:
           Available for sale                                           396,117
       702,380      1,001,096
      Payments for the purchase of:
         Fixed maturities:
           Available for sale                                          (411,579)
      (695,198)    (1,029,988)
           Held to maturity                                                   -
        (7,470)             -
      Other long term investments, net                                   (1,058)
            99           (854)
      Cash collateral for loaned securities, net                         30,409
       (16,524)           761
      Securities sold under agreements to repurchase, net                 9,754
       (27,210)        27,210
      Short term investments, net                                       (28,756)
        11,040          6,800
                                                                       --------
     ---------    -----------
   Cash Flows (Used in) From Investing Activities                        (5,113)
       (32,883)         5,025
                                                                       --------
     ---------    -----------
   CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholders' account balances:
         Deposits                                                       170,978
       258,417        298,391
         Withdrawals                                                   (161,060)
      (264,373)      (298,149)
                                                                       --------
     ---------    -----------
   Cash Flows From (Used in) Financing Activities                         9,918
        (5,956)           242
                                                                       --------
     ---------    -----------
   Net increase (decrease) in Cash and cash equivalents                  37,647
       (15,184)         8,139
   Cash and cash equivalents, beginning of year                          27,590
        42,774         34,635
                                                                       --------
     ---------    -----------
   CASH and CASH EQUIVALENTS, END OF PERIOD                            $ 65,237
     $  27,590    $    42,774
                                                                       ========
     =========    ===========

   SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                                   $ 13,421
     $     480      $  27,083
                                                                       ========
     =========    ===========



                       See Notes to Financial Statements

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   1.  BUSINESS

   Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

   The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is in the process of reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit this demutualization to occur and that specified the process of demutualization. On December 15, 2000, Prudential's Board of Directors unanimously adopted the Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

   The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities.

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation
   The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

   Use of Estimates
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   Investments
   Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

   Policy loans are carried at unpaid principal balances.

   Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

   Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Cash and cash equivalents
   Includes cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

   Deferred Policy Acquisition Costs
   The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium defiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive
   (loss) income."

   Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

   Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

   Securities loaned
   Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

   Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

   Securities sold under agreements to repurchase
   Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

   Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

   Separate Account Assets and Liabilities
   Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

   Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

   Insurance Revenue and Expense Recognition
   Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

   Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

   Asset Management Fees
   The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products. In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

   Derivative Financial Instruments
   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

   To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period. All derivatives used by the Company are for other than trading purposes.

   Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

   See Note 10 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment (losses)gains, net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

   Notes to Financial Statements

   ----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Income Taxes
   The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

   New Accounting Pronouncements

   In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

   In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities
   - an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

   SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

   The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $7.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $.2 million, net of tax, which was recorded as a component of "Accumulated other comprehensive (loss) income" on the implementation date.

   In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, " Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

   Reclassifications
   Certain amounts in the prior years have been reclassified to conform to the current year presentation.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS

   Fixed Maturities
   The following tables provide additional information relating to fixed maturities as of December 31:

                                                                         2000

--------------------------------------------------------
                                                                 Gross
Gross         Estimated
                                               Amortized      Unrealized
Unrealized        Fair
                                                  Cost           Gains
Losses          Value
                                                --------        ------
-------        --------
                                                                    (In
Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of U.S. government
        corporations and agencies               $ 25,050        $  708        $
   2        $ 25,756

      Foreign government bonds                    11,181           463
   -          11,644

      Corporate securities                       578,627         7,314
10,490         575,451

      Mortgage-backed securities                       -             -
   -               -
                                                --------        ------
-------        --------
      Total fixed maturities available for
        sale                                    $614,858        $8,485
$10,492        $612,851
                                                ========        ======
=======        ========


      Fixed maturities held to maturity

      Corporate securities                      $  7,470        $    -        $
 211        $  7,259
                                                --------        ------
-------        --------
      Total fixed maturities held to
        maturity                                $  7,470        $    -        $
 211        $  7,259
                                                ========        ======
=======        ========

                                                                        1999

--------------------------------------------------------------
                                                                Gross
Gross         Estimated
                                              Amortized      Unrealized
Unrealized         Fair
                                                 Cost           Gains
Losses          Value
                                               --------         ------
-------        --------
                                                                    (In
Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of  U.S. government
        corporations and agencies               $  9,489         $     -
$    63        $  9,426

      Foreign government bonds                     5,000               -
    68           4,932

      Corporate Securities                       588,696             681
19,499         569,878

      Mortgage-backed securities                   1,038               -
     3           1,035
                                                --------          ------
-------        --------

      Total fixed maturities available for
        sale                                    $604,223         $   681
$19,633       $ 585,271
                                                ========         =======
=======       =========

      Fixed maturities held to maturity
        Corporate securities                    $  7,470         $     -
$   532       $   6,938
                                                --------          ------
-------       ---------

      Total fixed maturities held to
        maturity                                $  7,470         $     -
$   532       $   6,938
                                                ========         =======
=======       =========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2000, is shown below:

                                                         Available for Sale
             Held to Maturity
                                                     ---------------------------
       --------------------------
                                                     Amortized    Estimated Fair
       Amortized   Estimated Fair
                                                       Cost            Value
          Cost         Value
                                                     ---------    --------------
       ---------   --------------
                                                          (In Thousands)
            (In Thousands)
   Due in one year or less                           $  24,545      $ 24,476
         $    -       $    -


   Due after one year through five years               254,007       254,205
          1,000          978


   Due after five years through ten years              254,951       253,493
          6,470        6,281


   Due after ten years                                  81,356        80,677
              -            -
                                                     ---------      --------
         ------       ------


   Total                                             $ 614,858      $612,851
         $7,470       $7,259
                                                     =========      ========
         ======       ======

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

   Proceeds from the sale of fixed maturities available for sale during 2000, 1999, and 1998 were $354.4 million, $698.8 million, and $990.7 million, respectively. Gross gains of $2.2 million, $3.5 million, and $8.8 million, and gross losses of $5.2 million, $8.0 million, and $1.8 million were realized on those sales during 2000, 1999, and 1998, respectively. Proceeds from maturities of fixed maturities available for sale during 2000, 1999, and 1998 were $ 41.7 million, $3.6 million, and $10.4 million, respectively. During the years ended December 31, 2000, 1999, and 1998, there were no securities classified as held to maturity that were sold.

   Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $1.3 million, $0 million, and $.6 million for the years 2000, 1999 and 1998, respectively.

   Special Deposits
   Fixed maturities of $.5 million at both December 31, 2000 and 1999 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                              2000        1999
     1998
                                                            ---------
---------   ----------
                                                                     (In
Thousands)


      Fixed maturities                                      $  43,972   $
39,538   $   39,478
      Policy loans                                              8,053
7,641        7,350
      Short-term investments & cash equivalents                 5,126
2,516        3,502
      Other                                                     1,300
60         (842)
                                                            ---------
---------   ----------
      Gross investment income                                  58,451
49,755       49,488
      Less investment expenses                                 (3,927)
(2,155)      (2,456)
                                                            ---------
---------   ----------
      Net investment income                                 $  54,524   $
47,600   $   47,032
                                                            =========
=========   ==========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Realized investment (losses) gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                    2000      1999       1998
                                                 ---------  ---------  --------
                                                         (In Thousands)

      Fixed maturities                           $ (4,324)  $ (4,616)  $  6,360
      Derivatives                                   2,924       (412)     2,076
      Other                                           355         15         10
                                                 --------   --------   --------

      Realized investment (losses) gains, net    $ (1,045)  $ (5,013)  $  8,446
                                                 ========   ========   ========

   Securities Pledged to Creditors

   The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position are $57.3 million.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Net Unrealized Investment (Losses) Gains

   Net unrealized investment (losses) gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:


                       Accumulated other

                         comprehensive

                          income (loss)
                                                                Deferred
           Deferred      related to net
                                                Unrealized       policy
Policyholders'  income tax       unrealized
                                              gains (losses)  acquisition
Account      (liability)      investment
                                              on investments     costs
Balances       benefit      gains (losses)
                                              --------------  -----------
--------------  -----------  ------------------
  Balance, December 31, 1997                    $   7,252      $ (3,379)     $
 849       $ (1,766)        $  2,956
     Net investment gains on investments

       arising during the period                    4,966
             (1,662)           3,304


     Reclassification adjustment for

       (losses) included in net income             (6,985)
              2,338           (4,647)


     Impact of net unrealized investment

       (losses) on deferred policy

       acquisition costs                                           (166)
                 58             (108)


     Impact of net unrealized investment

       gains on policyholders' account balances
 138            (50)              88
                                                ---------      --------
--------       --------         --------
  Balance, December 31, 1998                    $   5,233      $ (3,545)     $
 987       $ (1,082)        $  1,593
     Net investment (losses) on investments

       arising during the period                  (28,794)
             10,366          (18,428)


     Reclassification adjustment for gains

       included in net income                       4,610
             (1,660)           2,950


     Impact of net unrealized investment

       gains on deferred policy acquisition

       costs                                                     14,681
             (5,285)           9,396


     Impact of net unrealized investment

       (losses) on policyholders' account

       balances
(2,499)           900           (1,599)
                                                ---------      --------
--------       --------         --------
  Balance, December 31, 1999                    $ (18,951)     $ 11,136      $
(1,512)      $  3,239         $ (6,088)


     Net investment gains (losses) on

       investments arising during the period       12,620
             (4,454)           8,166


     Reclassification adjustment for gains

       included in net income                       4,324
             (1,526)           2,798


     Impact of net unrealized investment
       (losses) on deferred policy acquisition

       costs                                                    (10,161)
              3,658           (6,503)


     Impact of net unrealized investment

       gains on policyholders' account

       balances
1,350           (486)             864
                                                ---------      --------
--------       --------         --------
  Balance, December 31, 2000                    $  (2,007)     $    975      $
(162)      $    431         $   (763)
                                                =========      ========
========       ========         ========

   Notes to Financial Statements
   -----------------------------------------------------------------------------

   4.  DEFERRED POLICY ACQUISITION COSTS

   The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                        2000            1999
                                                     ---------       ----------
                                                           (In Thousands)

       Balance, beginning of year                    $ 129,184       $ 113,923
       Capitalization of commissions, sales
         and issue expenses                             10,638          13,439
       Amortization                                    (13,008)        (12,859)
       Change in unrealized investment losses          (10,161)         14,681
                                                     ---------       ---------

       Balance, end of year                          $ 116,653       $ 129,184
                                                     =========       =========

   5.  POLICYHOLDERS' LIABILITIES

   Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                      2000                1999
                                                    --------            --------
                                                          (In Thousands)

        Life insurance                              $103,557            $100,686
        Annuities                                      4,661               4,064
                                                    --------            --------
                                                    $108,218            $104,750
                                                    ========            ========

   Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

   The following table highlights the key assumptions generally utilized in calculating these reserves:

             Product                       Mortality
Interest Rate           Estimation Method
      ------------------       --------------------------------
-----------------      --------------------------

      Life insurance           Generally rates                          2.5% to
7.5%         Net level premium based
      variable and             guaranteed in calculating
            on non-forfeiture
      interest-sensitive       cash surrender values
            interest rate

      Life insurance  -        Best estimate plus a provision
6.75%           Net level premium plus a
      term insurance           for adverse deviation
            provision for adverse

            deviation.

      Individual               Mortality table varies based on         6.25% to
8.75%        Present value of
      annuities                the issue year of the contract.
            expected future
                               Current table (for 1998 & later
            payment based on
                               issues) is the Annuity 2000
            historical experience
                               Mortality Table with certain
                               modifications

    Policyholders' account balances at December 31, are as follows:

                                                          2000            1999
                                                        --------        --------
                                                              (In Thousands)

          Interest-sensitive life contracts             $332,761        $323,798
          Individual annuities                           101,681          92,694
                                                        --------        --------
                                                        $434,442        $416,492
                                                        ========        ========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   5.  POLICYHOLDERS' LIABILITIES (continued)

   Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

   Certain contract provisions that determine the policyholder account balances are as follows:

              Product                           Interest Rate         Withdrawal
/ Surrender Charges
      ---------------------------------         -------------
-------------------------------

      Interest sensitive life contracts         4.0% to 6.5%          Various up
to 10 years


      Individual annuities                      3.0% to 6.0%          0% to 7%
for up to 7 years


   6.  REINSURANCE

   The Company participates in reinsurance with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

   Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the year ended December 31 are below.

                                                     2000       1999       1998
                                                    ------     ------     ------
                                                            (In Thousands)

      Reinsurance premiums ceded - affiliated       $ (19)     $ (17)     $ (28)
      Reinsurance premiums ceded - unaffiliated     $(445)     $   0      $   0

      Policyholders' benefits ceded                 $ 110      $   0      $   0

   Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 were as follows:

                                                    2000            1999
                                                   -----            ----
                                                      (In Thousands)

            Life insurance - affiliated            $ 369           $  16
                                                   =====           =====

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   7.  INCOME TAXES

   The components of income taxes for the years ended December 31, are as follows:

                                              2000          1999          1998
                                            --------      --------      --------
                                                       (In Thousands)
         Current tax expense (benefit):
            U.S                             $ 15,365      $  6,769      $ 14,786
            State and local                     --             178           523
                                            --------      --------      --------
          Total                               15,365         6,947        15,309
                                            --------      --------      --------


         Deferred tax expense (benefit):
            U.S                               (3,211)          (54)        2,198
            State and local                      545            (2)           63
                                            --------      --------      --------
            Total                             (2,666)          (56)        2,261
                                            --------      --------      --------

          Total income tax expense          $ 12,699      $  6,891      $ 17,570
                                            ========      ========      ========

   The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                               2000         1999         1998
                                             --------     --------     --------
                                                       (In Thousands)

       Expected federal income tax expense   $ 12,699     $  6,891     $ 17,288
       State and local income taxes               354          115          381
       Dividends received deduction              (843)        (878)        (500)
       Other                                      489          763          401
                                             --------     --------     --------
       Total income tax expense              $ 12,699     $  6,891     $ 17,570
                                             ========     ========     ========

   Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                            2000          1999
                                                           -------       -------
                                                                 (In Thousands)
          Deferred tax assets
             Insurance reserves                            $16,515       $ 9,711
             Net unrealized losses on securities               723         6,823

             Other                                           1,530         2,083
                                                           -------       -------
             Deferred tax assets                           $18,768       $18,617
                                                           -------       -------

          Deferred tax liabilities
             Deferred acquisition costs                     35,437        37,174
             Net investment gains                             --            --
             Other                                           3,601           879
                                                           -------       -------
             Deferred tax liabilities                       39,038        38,053
                                                           -------       -------

          Net deferred tax liability                       $20,270       $19,436
                                                           =======       =======

   Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

   Notes to Financial Statements

  ------------------------------------------------------------------------------

   7.  INCOME TAXES (continued)

   The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1995. The Service has begun their examination of the 1996 year.

   8.  STATUTORY NET INCOME AND SURPLUS

   Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:


      2000               1999               1998

    --------           --------           --------

                    (In Thousands)
              Statutory net income
    $ 21,268           $ 20,221           $ 18,704

              Adjustments to reconcile to net income on a GAAP basis:
              Amortization and capitalization of deferred

                acquisition costs
      (2,370)               580             12,464
              Deferred premium
         252               (314)               534
              Insurance revenues and expenses
       1,409                983               (808)
              Income taxes
       4,633               (139)            (2,973)
              Valuation of investments
         280             (3,199)             5,896
              Amortization of IMR
        (986)            (2,089)            (2,102)
              Asset management fees
      (1,638)            (2,050)              --
              Other, net
         736             (1,196)               108

    --------           --------           --------
              GAAP net income
    $ 23,584           $ 12,797           $ 31,823

    ========           ========           ========



             2000                     1999

          ---------                ---------

                    (In Thousands)
              Statutory surplus
          $ 294,313                $ 274,437

              Adjustments to reconcile to equity on a GAAP basis:
              Valuation of investments
              9,232                   (9,644)
              Deferred acquisition costs
            116,653                  129,184
              Deferred premium
               (907)                  (1,159)
              Insurance liabilities
            (19,274)                 (23,889)
              Income Taxes
            (17,034)                 (17,977)
              Asset management fees
               --                     (2,050)
              Other, net
                584                    2,067

          ---------                ---------
              GAAP stockholder's equity
          $ 383,567                $ 350,969

          =========                =========

      The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

      In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $10 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value Estimates fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

   Fixed maturities
   Estimated fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

   Policy loans
   The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

   Investment contracts
   For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

   Derivative financial instruments
   See note 10 for disclosure of fair value on these instruments.

   The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                                         2000
                                  1999

------------------------------         -------------------------------
                                                               Carrying
 Estimated            Carrying           Estimated
                                                                 Value
 Fair Value             Value            Fair Value
                                                              ----------
 ----------          ----------          ----------

          (In Thousands)
             Financial Assets:
                Fixed maturities:
                    Available for sale                        $  612,851
 $  612,851          $  585,271          $  585,271
                    Held to maturity                               7,470
      7,259               7,470               6,938
                Policy loans                                     152,111
    156,786             143,815             136,990
                Short-term investments                            28,759
     28,759                --                  --
                Cash and cash equivalents                         65,237
     65,237              27,590              27,590
                Separate Accounts assets                       1,805,584
  1,805,584           1,827,484           1,827,484

             Financial Liabilities:
                Investment contracts                          $  102,255
 $  102,255          $   93,158          $   93,158
                Cash collateral for loaned
                  securities                                      48,309
     48,309              17,900              17,900
                Securities sold under agreements
                  to repurchase                                    9,754
      9,754                --                  --

                Separate Accounts liabilities                  1,805,584
  1,805,584           1,827,484           1,827,484

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

   Futures

   The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

   Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

   If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively. The notional and fair value of futures contracts was $46.4 million and $(.6) million at December 31, 1999, respectively.

   Credit Risk

   The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2000, 100% of the notional consisted of interest rate derivatives.

   11.  CONTINGENCIES AND LITIGATION

   Prudential and the Company are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

   Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

   As of December 31, 2000, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expect them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts,

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   11.  CONTINGENCIES AND LITIGATION (continued)

   including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

   Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

   The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, should not have a material adverse effect on the Company's financial position.

   12.  DIVIDENDS

   The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits.

   13.  RELATED PARTY TRANSACTIONS

   The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

   Expense Charges and Allocations
   All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

   The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

   The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

   In accordance with a profit sharing agreement with Prudential, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

   On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1,2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

   Corporate Owned Life Insurance
   The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $182.4 million and $199.0 million at December 31, 2000 and December 31, 1999, respectively.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   13.  RELATED PARTY TRANSACTIONS (continued)

   Reinsurance

   The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 2000, 1999, and 1998.

   Debt Agreements
   In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2000.

                       Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of the Prudential Insurance Company of America) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   PricewaterhouseCoopers LLP
   New York, New York
   March 13, 2001

Survivorship Variable
Universal Life Insurance

Survivorship Variable Universal Life is issued by Pruco Life Insurance Company of New Jersey, 213 Washington Street, Newark, NJ 07102-2992 and offered through Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777, both subsidiaries of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777.

For online access to your policy information visit www.prudential.com

[LOGO] PRUDENTIAL

Pruco Life Insurance Company of New Jersey
213 Washington Street, Newark, NJ 07102-2992
Telephone: 800 782-5356


SVUL-2NJ Ed. 8/2001

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") represents that the fees and charges deducted under the Survivorship Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

New Jersey, being the state or organization of Pruco Life of New Jersey, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Pruco Life of New Jersey's By-law, Article V, which relates to indemnification of officers and directors, is filed as Exhibit 1.A.(6)(c) to Form S-6, Registration No. 333-85117, filed on August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 121 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

     1.   PricewaterhouseCoopers, LLP
     2.   Clifford E. Kirsch, Esq.
     3.   Ching Ng, FSA, MAAA

The following exhibits:


     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
          A.   (1)  (a)  Resolution   of  Board  of   Directors  of  Pruco  Life
                         Insurance Company of New Jersey  establishing the Pruco
                         Life of New Jersey Variable Appreciable Account.  (Note
                         4)
                    (b)  Amendment of Separate Account Resolution. (Note 7)

               (2)  Not Applicable.
               (3)  Distributing Contracts:

                    (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company of New Jersey. (Note 4)
                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 6)
                    (c)  Schedules of Sales Commissions. (Note 8)
                    (d)  Participation Agreements and Amendments:
                         (i)  (a)  AIM Variable  Insurance Funds, Inc., AIM V.I.
                                   Value Fund. (Note 6)
                              (b) Amendment to the AIM Variable Insurance Funds, Inc. Participation Agreement. (Note 8)
                         (ii) (a) American Century Variable Portfolios, Inc., VP Value Portfolio. (Note 6)
                         (iii)(a)  Janus Aspen Series,  Growth Portfolio.  (Note
                                   6)
                              (b) Amendment to the Janus Aspen Series Participation Agreement. (Note 8)
                         (iv) (a) MFS Variable Insurance Trust, Emerging Growth Series. (Note 6)
                              (b) Amendment to the MFS Variable Insurance Trust Participation Agreement. (Note 8)
                         (v)  (a)  T. Rowe  Price  International  Series,  Inc.,
                                   International Stock Portfolio. (Note 6)
                              (b) Amendment to the T. Rowe Price International Series, Inc. Participation Agreement. (Note
                                   8)
                         (vi) (a) Franklin Templeton Variable Insurance Products Trust, Franklin Small Cap Fund - Class 2. (Note 7)
                              (b) Amendment to the Franklin Templeton Variable Insurance Products Trust Participation Agreement. (Note 8)

               (4)  Not Applicable.

               (5) Survivorship Variable Universal Life Insurance Contract. (Note 7)
               (6)  (a)  Articles  of  Incorporation  of  Pruco  Life  Insurance
                         Company of New Jersey, as amended March 11, 1983. (Note
                         4)
                    (b) Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. (Note 5)
                    (c) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

               (7)  Not Applicable.
               (8)  Not Applicable.
               (9)  Not Applicable.

               (10) (a) New Jersey  Application Form for Survivorship  Variable
                         Universal Life Insurance Contract. (Note 6)
                    (b) Supplement to the Application for Survivorship Variable Universal Life Insurance Contract. (Note 6)
               (11) Not Applicable.
               (12) Memorandum  describing  Pruco Life Insurance  Company of New
                    Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 7)
               (13) Available Contract Riders and Endorsements.
                    (a) Rider for Term Insurance Benefit on Life of Second Insured to Die. (Note 8)
                    (b)  Option to Exchange for Separate Contracts. (Note 8)


     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq., as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.

     6. Opinion and Consent of Ching Ng, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

     7.   Powers of Attorney.

          (a)  William J. Eckert ,IV, David R. Odenath, Jr. (Note 2)
          (b)  James J. Avery, Jr. (Note 3)
          (c)  Ronald P. Joelson (Note 9)
          (d) Vivian L. Banta, Richard J. Carbone, Helen M. Galt, Jean D. Hamilton (Note 3)

(Note 1)  Filed herewith.
(Note 2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 3) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.
(Note 4) Incorporated by reference to Post-Effective Amendment No. 26 to Form S-6, Registration No. 2-89780, filed April 28, 1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 19, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.
(Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117, filed on August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 7) Incorporated by reference to Registrant's Form S-6, filed on January 5, 2000.
(Note 8) Incorporated by reference to Pre-Effective Amendment No. 1 to this Form S-6, Registration Statement filed April 14, 2000 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 9) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 10) Incorporated  by reference to  Post-Effective  Amendment No. 5 to Form
          S-6, Registration No. 333-85117, filed June 28, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life of New Jersey Variable Appreciable Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 3rd day of August, 2001.

(Seal)        Pruco Life of New Jersey Variable Appreciable Account
                                  (Registrant)

                 By: Pruco Life Insurance Company of New Jersey
                                   (Depositor)


Attest: /s/ Thomas C. Castano            By:  /s/ Esther H. Milnes
        ---------------------------           ----------------------------
        Thomas C. Castano                     Esther H. Milnes
        Assistant Secretary                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 3rd day of August, 2001.

       Signature and Title

/s/ *
-------------------------------------------
Vivian L. Banta
President, Chairman and Director

/s/ *
-------------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer

/s/ *
-------------------------------------------
James J. Avery, Jr.
Director


/s/ *                                         *By: /s/ Thomas C. Castano
-------------------------------------------        -----------------------------
Richard J. Carbone                                 Thomas C. Castano
Director                                           (Attorney-in-Fact)

/s/ *
-------------------------------------------
Helen M. Galt
Director

/s/ *
-------------------------------------------
Jean D. Hamilton
Director

/s/ *
-------------------------------------------
Ronald P. Joelson
Director

/s/ *
-------------------------------------------
David R. Odenath, Jr.
Director

                                  EXHIBIT INDEX

          Consent of PricewaterhouseCoopers LLP, independent accountants

3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered

6. Opinion and Consent of Ching Ng, MAAA, FSA, as to actuarial matters pertaining to the securities being registered